UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report

October 31, 2012

Columbia Bond Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Bond Fund

President's Message

Dear Shareholders,

Stocks rebound around the world

After a weak second quarter, U.S. stock market averages rebounded in the third quarter, erasing earlier losses and boosting year-to-date returns well into double digits. Welcome news from Europe and additional quantitative easing in the United States by the Federal Reserve Board helped bolster the rally. The Standard & Poor's 500 Index (S&P 500 Index) rose 6.35% (total return) for the quarter. The Dow Jones Industrial Average advanced 4.32% for the same period. From the beginning of the calendar year through September 30, 2012, the S&P 500 Index was up 16.44% (total return). And, as of the end of September, the S&P 500 Index stood at 1,440 — approximately 8% below its all-time high of 1,565 that was set on October 9, 2007.

Outside the United States, stock markets of both developed and emerging market economies rebounded, as measured in U.S. dollars. Investors responded favorably to the announcement of policy measures aimed to resolve the eurozone crisis, which could potentially have a favorable impact on growth in emerging market economies. A weaker dollar also benefited returns to U.S. investors.

Solid gains for fixed income

Within fixed income, investors appeared to be increasingly willing to take on risk as they abandoned higher quality sectors that dominated the performance rankings in the second quarter and favored riskier sectors, where yield spreads tightened by a significant margin. Fixed-income returns were strong, but unlike equities, they have been less volatile, accumulating steadily over the course of the year. Gains were the highest for high-yield and emerging market bonds. By contrast, government issued debt securities eked out smaller gains.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Bond Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	20
Statement of Operations	22
Statement of Changes in Net Assets	23
Financial Highlights	26
Notes to Financial Statements	35
Board Consideration and Approval of Advisory Agreement	44
Important Information About This Report	49

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Bond Fund (the Fund) Class A shares returned 3.78% excluding sales charges for the six-month period that ended October 31, 2012.

>  The Fund outperformed its benchmark, the Barclays U.S. Aggregate Bond Index, which returned 2.75% for the same time period.

Average Annual Total Returns (%) (for period ended October 31, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A*	03/31/08
Excluding sales charges		3.78	6.93	6.26	5.25
Including sales charges		-1.17	1.89	5.22	4.74
Class B*	03/07/11
Excluding sales charges		3.39	6.13	5.48	4.48
Including sales charges		-1.61	1.13	5.16	4.48
Class C*	03/31/08
Excluding sales charges		3.47	6.17	5.53	4.52
Including sales charges		2.47	5.17	5.53	4.52
Class I*	09/27/10	3.96	7.16	6.56	5.54
Class R*	11/16/11	3.65	6.57	5.86	4.83
Class T*	03/07/11
Excluding sales charges		3.84	7.04	6.38	5.37
Including sales charges		-1.12	1.99	5.35	4.86
Class W*	09/27/10	3.87	6.89	6.30	5.27
Class Y*	07/15/09	3.96	7.15	6.59	5.55
Class Z	01/09/86	3.91	7.08	6.54	5.52
Barclays U.S. Aggregate Bond Index		2.75	5.25	6.38	5.39

Returns for Class A and Class T are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2012
2

Columbia Bond Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at October 31, 2012)
Asset-Backed Securities — Non-Agency	1.4
Commercial Mortgage-Backed Securities — Agency	1.0
Commercial Mortgage-Backed Securities — Non-Agency	13.3
Common Stocks	0.0	(a)
Financials	0.0	(a)
Corporate Bonds & Notes	26.6
Consumer Discretionary	1.6
Consumer Staples	1.4
Energy	1.8
Financials	8.4
Health Care	1.5
Industrials	2.1
Materials	1.0
Telecommunication	3.5
Utilities	5.3
Foreign Government Obligations	0.9
Money Market Funds	2.7
Municipal Bonds	1.3
Preferred Debt	0.9
Residential Mortgage-Backed Securities — Agency	35.1
Residential Mortgage-Backed Securities — Non-Agency	0.3
Treasury Bills	7.0
U.S. Government & Agency Obligations	2.7
U.S. Treasury Obligations	6.8
Total	100.0

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's portfolio composition is subject to change.

(a) Rounds to less than 0.1%.

Quality Breakdown (%) (at October 31, 2012)
AAA rating	64.3
AA rating	4.8
A rating	11.4
BBB rating	18.5
Non-investment grade	0.8
Not rated	0.2
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by any of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Alexander Powers

Carl Pappo, CFA

Michael Zazzarino

Alexander Powers has announced his plans to retire in January 2013.

Semiannual Report 2012
3

Columbia Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2012 – October 31, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,037.80	1,020.82	4.47	4.43	0.87
Class B	1,000.00	1,000.00	1,033.90	1,017.04	8.30	8.24	1.62
Class C	1,000.00	1,000.00	1,034.70	1,017.80	7.54	7.48	1.47
Class I	1,000.00	1,000.00	1,039.60	1,022.63	2.62	2.60	0.51
Class R	1,000.00	1,000.00	1,036.50	1,019.56	5.75	5.70	1.12
Class T	1,000.00	1,000.00	1,038.40	1,021.32	3.96	3.92	0.77
Class W	1,000.00	1,000.00	1,038.70	1,020.82	4.47	4.43	0.87
Class Y	1,000.00	1,000.00	1,039.60	1,022.58	2.67	2.65	0.52
Class Z	1,000.00	1,000.00	1,039.10	1,022.08	3.19	3.16	0.62

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until August 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.94% for Class A, 1.69% for Class B, 1.69% for Class C, 1.19% for Class R, 0.84% for Class T, 0.94% for Class W and 0.69% for Class Z. Any amounts waived will not be reimbursed by the Fund. This change was effective August 1, 2012. If this change had been in place for the entire six month period ended October 31, 2012, the actual expenses paid would have been $4.83 for Class A, $8.66 for Class B, $8.67 for Class C, $6.11 for Class R, $4.32 for Class T, $4.83 For Class W and $3.55 for Class Z; the hypothetical expenses paid would have been $4.79 for Class A, $8.59 for Class B, $8.59 for Class C, $6.06 for Class R, $4.28 for Class T, $4.79 for Class W and $3.52 for Class Z.

Semiannual Report 2012
4

Columbia Bond Fund

Portfolio of Investments

October 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 28.5%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
L-3 Communications Corp. 02/15/21	4.950%	2,645,000	2,992,299
Raytheon Co. Senior Unsecured 08/15/27	7.200%	1,450,000	2,046,959
Total			5,039,258
Airlines —%
Continental Airlines 1997-1 Class A Pass-Through Trust 04/01/15	7.461%	102,710	107,075
Automotive 0.1%
Ford Motor Credit Co. LLC Senior Unsecured 06/15/16	3.984%	1,965,000	2,082,684
Banking 5.1%
Bank of America Corp. Senior Unsecured 01/24/22	5.700%	2,730,000	3,247,979
02/07/42	5.875%	2,325,000	2,857,737
Capital One Capital IV(a) 02/17/37	6.745%	3,610,000	3,647,905
Capital One Capital V 08/15/39	10.250%	3,300,000	3,399,000
Citigroup, Inc. Senior Unsecured 01/10/17	4.450%	2,335,000	2,579,587
Comerica Bank Subordinated Notes 08/22/17	5.200%	1,690,000	1,955,852
Discover Bank Subordinated Notes 11/18/19	8.700%	3,235,000	4,229,834
Fifth Third Bancorp Senior Unsecured 01/25/16	3.625%	2,620,000	2,823,215
HSBC Holdings PLC Senior Unsecured 01/14/22	4.875%	515,000	598,065
HSBC USA, Inc. Subordinated Notes 09/27/20	5.000%	3,525,000	3,832,087
ING Bank NV Senior Unsecured(b) 03/15/16	4.000%	2,685,000	2,848,318
JPMorgan Chase & Co. Senior Unsecured 09/23/22	3.250%	5,005,000	5,130,215

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase & Co.(a) 04/29/49	7.900%	1,205,000	1,387,835
JPMorgan Chase Capital XXIII(a) 05/15/47	1.435%	805,000	594,800
KeyCorp Senior Unsecured 03/24/21	5.100%	4,760,000	5,633,227
Merrill Lynch & Co., Inc. Subordinated Notes 05/02/17	5.700%	1,465,000	1,611,626
National City Preferred Capital Trust I(a) 12/31/49	12.000%	1,613,000	1,631,501
Royal Bank of Scotland Group PLC Senior Unsecured 09/18/15	2.550%	1,785,000	1,829,825
Scotland International Finance No. 2 BV Bank Guaranteed(b) 05/23/13	4.250%	1,655,000	1,661,308
State Street Corp. 03/15/18	4.956%	3,640,000	4,057,322
Senior Unsecured 03/07/16	2.875%	1,740,000	1,855,797
U.S. Bancorp Subordinated Notes 07/15/22	2.950%	8,142,000	8,399,719
Wells Fargo & Co. Senior Unsecured(a) 06/15/16	3.676%	8,920,000	9,683,409
Westpac Banking Corp. Senior Unsecured 12/09/15	3.000%	1,070,000	1,137,064
Total			76,633,227
Brokerage 0.1%
Eaton Vance Corp. Senior Unsecured 10/02/17	6.500%	1,220,000	1,475,103
Chemicals 0.7%
Dow Chemical Co. (The) Senior Unsecured 05/15/18	5.700%	1,880,000	2,246,098
05/15/19	8.550%	2,430,000	3,295,340
Dow Chemical Co. (The)(c) Senior Unsecured 11/15/20	4.250%	2,065,000	2,288,947
Lubrizol Corp. 02/01/19	8.875%	2,035,000	2,869,782
Total			10,700,167

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
5

Columbia Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.5%
General Electric Co. Senior Unsecured 10/09/22	2.700%	3,485,000	3,504,335
10/09/42	4.125%	4,086,000	4,281,552
Total			7,785,887
Electric 2.8%
Alabama Power Co. Senior Unsecured 03/15/41	5.500%	1,257,000	1,656,527
01/15/42	4.100%	188,000	201,908
Commonwealth Edison Co. 1st Mortgage 08/15/16	5.950%	2,085,000	2,456,870
09/15/17	6.150%	1,495,000	1,838,236
08/01/20	4.000%	3,020,000	3,431,040
03/15/36	5.900%	625,000	834,749
Senior Unsecured 07/15/18	6.950%	1,130,000	1,394,286
Consolidated Edison Co. of New York, Inc. Senior Unsecured 04/01/38	6.750%	150,000	224,468
Detroit Edison Co. (The) Senior Secured 10/01/20	3.450%	3,410,000	3,786,716
Dominion Resources, Inc. Senior Unsecured 08/15/19	5.200%	325,000	392,068
Duke Energy Carolinas LLC 1st Mortgage 10/01/15	5.300%	295,000	333,778
1st Refunding Mortgage 09/30/42	4.000%	3,082,000	3,286,537
FPL Energy National Wind LLC Senior Secured(b) 03/10/24	5.608%	516,340	485,757
Georgia Power Co. Senior Unsecured 06/01/17	5.700%	990,000	1,189,331
09/01/40	4.750%	3,215,000	3,667,968
Nevada Power Co. 09/15/40	5.375%	4,730,000	5,996,912
Niagara Mohawk Power Corp. Senior Unsecured(b) 08/15/19	4.881%	1,615,000	1,898,873
Oncor Electric Delivery Co. LLC Senior Secured 06/01/22	4.100%	574,000	615,019

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pacific Gas & Electric Co. Senior Unsecured 01/15/40	5.400%	1,480,000	1,872,130
Peco Energy Co. 1st Mortgage 03/01/18	5.350%	1,640,000	1,978,106
Southern California Edison Co. 1st Mortgage 01/15/16	5.000%	2,210,000	2,501,024
09/01/40	4.500%	960,000	1,113,991
Xcel Energy, Inc. Senior Unsecured 05/15/20	4.700%	1,515,000	1,790,715
Total			42,947,009
Entertainment 0.2%
Time Warner, Inc. 11/15/36	6.500%	2,455,000	3,200,056
Food and Beverage 1.3%
Anheuser-Busch InBev Worldwide, Inc. 01/15/19	7.750%	935,000	1,268,448
ConAgra Foods, Inc. Senior Unsecured 10/01/28	7.000%	2,700,000	3,524,626
General Mills, Inc. Senior Unsecured 12/15/21	3.150%	6,430,000	6,852,078
Heineken NV Senior Notes(b) 10/01/17	1.400%	6,235,000	6,263,045
PepsiCo, Inc. Senior Unsecured 01/15/20	4.500%	1,660,000	1,972,728
Total			19,880,925
Gas Distributors 0.5%
Atmos Energy Corp. Senior Unsecured 06/15/17	6.350%	2,135,000	2,598,350
03/15/19	8.500%	2,085,000	2,767,817
Sempra Energy Senior Unsecured 06/01/16	6.500%	1,805,000	2,137,470
Total			7,503,637

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
6

Columbia Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gas Pipelines 2.4%
El Paso Pipeline Partners Operating Co. LLC 10/01/21	5.000%	3,605,000	4,081,754
Energy Transfer Partners LP Senior Unsecured 02/01/42	6.500%	1,060,000	1,332,639
Enterprise Products Operating Llc 08/13/15	1.250%	2,953,000	2,984,473
Kinder Morgan Energy Partners LP Senior Unsecured 01/15/38	6.950%	1,400,000	1,878,941
09/01/39	6.500%	320,000	408,202
NiSource Finance Corp. 09/15/17	5.250%	605,000	702,347
02/15/23	3.850%	2,645,000	2,799,230
Plains All American Pipeline LP/Finance Corp. 05/01/18	6.500%	1,070,000	1,311,941
05/01/19	8.750%	4,195,000	5,688,634
Southern Natural Gas Co. LLC/Issuing Corp. Senior Unsecured 06/15/21	4.400%	1,965,000	2,192,349
Southern Natural Gas Co. LLC Senior Unsecured 03/01/32	8.000%	2,055,000	3,051,484
TransCanada PipeLines Ltd.(a) 05/15/67	6.350%	6,750,000	7,253,759
Williams Partners LP Senior Unsecured 04/15/40	6.300%	2,100,000	2,698,578
Total			36,384,331
Health Care 0.4%
Express Scripts Holding Co.(b) 02/15/17	2.650%	3,379,000	3,527,227
02/15/22	3.900%	2,690,000	2,940,331
Total			6,467,558
Healthcare Insurance 0.2%
WellPoint, Inc. Senior Unsecured 01/15/23	3.300%	2,575,000	2,663,541
Independent Energy 0.9%
Canadian Natural Resources Ltd. Senior Unsecured 03/15/38	6.250%	2,505,000	3,376,289
Devon Energy Corp. Senior Unsecured 01/15/19	6.300%	1,140,000	1,435,123

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hess Corp. Senior Unsecured 08/15/31	7.300%	1,736,000	2,392,788
Hess Corp.(c) Senior Unsecured 02/15/41	5.600%	1,334,000	1,606,984
Nexen, Inc. Senior Unsecured 03/10/35	5.875%	955,000	1,148,822
05/15/37	6.400%	1,105,000	1,418,024
07/30/39	7.500%	1,420,000	2,037,219
Total			13,415,249
Integrated Energy 0.8%
Shell International Finance BV 08/21/22	2.375%	9,000,000	9,189,054
03/25/40	5.500%	2,605,000	3,501,696
Total			12,690,750
Life Insurance 1.8%
Lincoln National Corp. Senior Unsecured 07/01/19	8.750%	2,535,000	3,356,814
Lincoln National Corp.(a) 04/20/67	6.050%	4,152,000	4,152,000
MetLife Capital Trust X(b) 04/08/38	9.250%	2,100,000	2,919,000
MetLife, Inc. 08/01/39	10.750%	2,375,000	3,574,375
Prudential Financial, Inc. Senior Unsecured 06/15/19	7.375%	2,690,000	3,454,920
Prudential Financial, Inc.(a) 06/15/38	8.875%	7,715,000	9,528,025
Total			26,985,134
Media Cable 0.9%
Comcast Corp. 11/15/15	5.850%	3,755,000	4,313,808
03/01/20	5.150%	900,000	1,089,727
DIRECTV Holdings LLC/Financing Co., Inc. 02/15/16	3.125%	2,160,000	2,281,429
03/15/17	2.400%	3,541,000	3,648,497
Time Warner Cable, Inc. 05/01/17	5.850%	1,685,000	2,016,214
Total			13,349,675

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
7

Columbia Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media Non-Cable 0.9%
NBCUniversal Media LLC Senior Unsecured 04/01/16	2.875%	6,735,000	7,141,612
News America, Inc. 12/15/35	6.400%	2,400,000	3,077,789
02/15/41	6.150%	2,329,000	3,014,404
Total			13,233,805
Metals 0.4%
ArcelorMittal Senior Unsecured 10/15/39	7.250%	2,010,000	1,866,245
03/01/41	7.000%	261,000	239,078
Rio Tinto Finance USA PLC 08/21/22	2.875%	780,000	785,896
Vale Overseas Ltd. 11/21/36	6.875%	2,030,000	2,498,668
Total			5,389,887
Non-Captive Consumer 0.1%
Discover Financial Services Senior Unsecured(b) 04/27/22	5.200%	1,240,000	1,366,107
Non-Captive Diversified 0.6%
General Electric Capital Corp. Senior Unsecured 01/07/21	4.625%	5,755,000	6,510,067
09/07/22	3.150%	2,190,000	2,227,863
Total			8,737,930
Oil Field Services 0.2%
Halliburton Co. Senior Unsecured 09/15/18	5.900%	1,130,000	1,417,690
Weatherford International Ltd. 03/15/38	7.000%	785,000	934,738
Total			2,352,428
Other Industry 0.3%
President and Fellows of Harvard College Senior Notes 10/15/40	4.875%	2,375,000	2,968,513
President and Fellows of Harvard College(b) 01/15/39	6.500%	1,460,000	2,210,367
Total			5,178,880

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 1.0%
Johnson & Johnson Senior Unsecured 05/15/41	4.850%	5,042,000	6,485,867
Merck & Co., Inc. Senior Unsecured 09/15/42	3.600%	6,540,000	6,739,588
Wyeth LLC 02/15/16	5.500%	1,460,000	1,678,209
Total			14,903,664
Property & Casualty 0.7%
CNA Financial Corp. Senior Unsecured 12/15/14	5.850%	950,000	1,034,839
11/15/19	7.350%	2,340,000	2,932,415
08/15/21	5.750%	760,000	895,401
Liberty Mutual Group, Inc.(a)(b) 06/15/58	10.750%	760,000	1,132,400
Transatlantic Holdings, Inc. Senior Unsecured 11/30/39	8.000%	3,275,000	4,372,682
Total			10,367,737
Railroads 0.8%
BNSF Funding Trust I(a) 12/15/55	6.613%	2,825,000	3,171,062
Burlington Northern Santa Fe LLC Senior Unsecured 08/15/30	7.950%	1,000,000	1,424,570
CSX Corp. Senior Unsecured 06/01/21	4.250%	4,050,000	4,565,194
05/30/42	4.750%	2,115,000	2,364,978
Union Pacific Corp. Senior Unsecured 08/15/18	5.700%	1,010,000	1,236,698
Total			12,762,502
REITs 0.6%
Brandywine Operating Partnership LP 05/15/15	7.500%	2,525,000	2,853,603
Duke Realty LP Senior Unsecured 08/15/19	8.250%	3,539,600	4,581,676
Highwoods Realty LP Senior Unsecured 03/15/17	5.850%	790,000	877,438
Total			8,312,717

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
8

Columbia Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.2%
McDonald's Corp. Senior Unsecured 02/01/39	5.700%	1,210,000	1,630,445
07/15/40	4.875%	1,590,000	1,964,582
Total			3,595,027
Retailers 0.2%
Macy's Retail Holdings, Inc. 03/15/37	6.375%	815,000	1,005,722
01/15/42	5.125%	1,750,000	1,982,204
Total			2,987,926
Supermarkets 0.2%
Kroger Co. (The) 12/15/18	6.800%	2,350,000	2,947,318
Supranational 0.2%
European Investment Bank Senior Unsecured 05/30/17	5.125%	2,245,000	2,663,019
Technology 0.9%
Corning, Inc. Senior Unsecured 03/15/42	4.750%	3,060,000	3,351,073
Hewlett-Packard Co. Senior Unsecured 09/15/21	4.375%	250,000	247,078
12/09/21	4.650%	970,000	970,958
09/15/41	6.000%	970,000	955,007
Oracle Corp. Senior Unsecured 10/15/17	1.200%	4,955,000	4,979,973
10/15/22	2.500%	3,140,000	3,196,661
Total			13,700,750
Transportation Services 0.2%
ERAC U.S.A. Finance LLC(b) 10/01/20	5.250%	2,920,000	3,347,018
Wireless 0.2%
Cellco Partnership/Verizon Wireless Capital LLC Senior Unsecured 11/15/18	8.500%	1,590,000	2,216,350
Wirelines 1.8%
AT&T, Inc. Senior Unsecured 06/15/16	5.625%	1,720,000	2,005,095
02/15/39	6.550%	2,680,000	3,695,479

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CenturyLink, Inc. Senior Unsecured 06/15/21	6.450%	2,555,000	2,801,003
Telecom Italia Capital SA 10/01/15	5.250%	2,344,000	2,481,710
07/18/36	7.200%	3,255,000	3,303,825
Telefonica Emisiones SAU 06/20/16	6.421%	2,645,000	2,869,825
07/03/17	6.221%	920,000	993,600
04/27/20	5.134%	2,815,000	2,836,113
Verizon Communications, Inc. Senior Unsecured 04/01/16	3.000%	4,730,000	5,076,406
04/01/21	4.600%	950,000	1,130,825
Total			27,193,881
Total Corporate Bonds & Notes (Cost: $379,424,835)			430,568,212

Residential Mortgage-Backed Securities — Agency 37.8%

Federal Home Loan Mortgage Corp.(d) 12/01/40	4.000%	85,741,675	93,317,029
05/01/41- 06/01/41	4.500%	29,212,903	32,238,371
03/01/21- 05/01/41	5.000%	2,521,584	2,785,546
12/01/14- 12/01/35	7.000%	619,025	712,077
09/01/25- 10/01/29	7.500%	65,011	79,133
06/01/26	8.000%	1,070	1,299
09/01/16	9.500%	333	371
Federal National Mortgage Association(a)(d) 08/01/36	2.324%	112,198	114,092
Federal National Mortgage Association(d) 12/01/40- 12/01/41	4.000%	72,640,994	79,595,412
04/01/41- 07/01/41	4.500%	88,152,402	97,734,114
07/01/40- 09/01/40	5.000%	30,507,643	33,726,088
08/01/37- 01/01/40	5.500%	21,670,784	23,854,098
07/01/38	6.000%	12,786,426	14,206,212
02/01/13	6.500%	1,741	1,759
06/01/32	7.000%	11,731	14,001
10/01/15- 01/01/30	7.500%	50,421	58,723
12/01/29- 05/01/30	8.000%	216,556	254,745
08/01/17	8.500%	426	432

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
9

Columbia Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/01/20- 12/01/20	10.000%	122,864	141,061
Federal National Mortgage Association(d)(e) 11/01/42	3.000%	39,750,000	41,681,604
11/01/42	3.500%	55,000,000	58,583,591
Federal National Mortgage Association(d)(f) 02/01/41	4.000%	20,651,601	22,659,627
Government National Mortgage Association(a)(d) 07/20/22	1.625%	34,236	35,304
04/20/22- 06/20/28	1.750%	203,636	213,450
07/20/21	2.000%	26,234	27,275
Government National Mortgage Association(d) 02/15/41	4.000%	17,297,503	18,965,253
06/15/39- 03/15/41	4.500%	30,839,700	33,671,504
03/20/28	6.000%	99,164	112,961
05/15/23- 12/15/31	6.500%	139,801	164,740
09/15/13- 05/15/32	7.000%	361,418	429,207
04/15/26- 03/15/30	7.500%	336,289	385,765
05/15/23- 01/15/30	8.000%	199,891	230,235
01/15/17- 12/15/17	8.500%	305,738	331,501
11/15/17- 06/15/30	9.000%	208,559	225,832
11/15/17- 08/15/20	9.500%	177,571	191,825
05/15/16- 07/15/17	10.000%	11,570	11,863
06/15/13	11.500%	2,441	2,451
Government National Mortgage Association(d)(e) 11/01/42	3.500%	13,000,000	14,147,656
Vendee Mortgage Trust(a)(d)(g) CMO IO Series 1998-1 Class 2IO 03/15/28	0.409%	3,870,758	27,004
CMO IO Series 1998-3 Class IO 03/15/29	0.261%	5,052,528	19,303
Total Residential Mortgage-Backed Securities — Agency (Cost: $545,003,372)			570,952,514

Residential Mortgage-Backed Securities — Non-Agency 0.4%

American Mortgage Trust Series 2093-3 Class 3A(d)(h)(i) 07/27/23	8.188%	9,347	5,668

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1(b)(d) 08/27/37	6.000%	730,447	766,044
Credit Suisse Mortgage Capital Certificates(a)(b)(d) CMO Series 2011-16R Class 7A3 12/27/36	3.500%	1,508,293	1,494,142
CMO Series 2011-17R Class 2A1 12/27/37	3.400%	1,637,416	1,682,025
Springleaf Mortgage Loan Trust CMO Series 2012-1A Class A(a)(b)(d) 09/25/57	2.667%	1,482,685	1,497,175
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $5,393,864)			5,445,054

Commercial Mortgage-Backed Securities — Agency 1.0%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates CMO Series K706 Class A2(d) 10/25/18	2.323%	7,000,000	7,414,307
Federal National Mortgage Association(d) 06/01/19	4.770%	5,808,763	6,772,725
02/01/19	7.785%	1,280,073	1,409,667
Total Commercial Mortgage-Backed Securities — Agency (Cost: $14,207,022)			15,596,699

Commercial Mortgage-Backed Securities — Non-Agency 14.3%

Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-4 Class A5A(d) 07/10/45	4.933%	7,748,000	8,538,195
Bear Stearns Commercial Mortgage Securities(a)(d) Series 2004-T14 Class A4 01/12/41	5.200%	11,705,000	12,260,496
Bear Stearns Commercial Mortgage Securities(d) Series 2002-TOP8 Class A2 08/15/38	4.830%	168,791	168,730
Series 2003-T10 Class A2 03/13/40	4.740%	6,980,383	7,030,125
Series 2006-PW14 Class A4 12/11/38	5.201%	3,310,000	3,814,831
Series 2006-T24 Class A4 10/12/41	5.537%	4,328,000	5,017,256
Series 2007-PW18 Class A4 06/11/50	5.700%	3,690,000	4,403,915

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
10

Columbia Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4(d) 12/11/49	5.322%	8,830,000	10,158,856
Commercial Mortgage Asset Trust(a)(d) Series 1999-C1 Class B 01/17/32	7.230%	2,000,000	2,076,576
Series 1999-C2 Class C 11/17/32	7.800%	3,556,000	3,726,976
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class A3(a)(d) 06/15/38	5.805%	12,670,000	14,564,494
DBRR Trust Series 2012-EZ1 Class A(b)(d) 09/25/45	0.946%	2,446,063	2,453,972
GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 Class A4(d) 04/10/40	5.023%	1,650,000	1,703,882
GS Mortgage Securities Corp. II(d) Series 2005-GG4 Class A4A 07/10/39	4.751%	4,575,000	4,968,935
Series 2012-GCJ7 Class A2 05/10/45	2.318%	1,655,000	1,736,017
JPMorgan Chase Commercial Mortgage Securities Corp.(a)(d) Series 2003-CB6 Class A2 07/12/37	5.255%	3,854,071	3,936,059
Series 2003-CB7 Class A4 01/12/38	4.879%	3,751,185	3,881,336
Series 2005-LDP4 Class A4 10/15/42	4.918%	2,610,000	2,853,769
Series 2006-CB15 Class ASB 06/12/43	5.790%	1,717,856	1,841,165
JPMorgan Chase Commercial Mortgage Securities Corp.(d) Series 2003-C1 Class A2 01/12/37	4.985%	801,801	805,086
Series 2006-CB16 Class A4 05/12/45	5.552%	7,600,000	8,771,228
Series 2012-C6 Class A3 05/15/45	3.507%	4,635,000	5,018,093
LB-UBS Commercial Mortgage Trust(a)(d) Series 2003-C8 Class A4 11/15/32	5.124%	6,865,000	7,074,760
Series 2004-C6 Class A6 08/15/29	5.020%	3,135,000	3,323,147
Series 2007-C7 Class A3 09/15/45	5.866%	2,955,000	3,555,855
LB-UBS Commercial Mortgage Trust(d) Series 2003-C3 ClassA4 05/15/32	4.166%	3,149,168	3,184,417
Series 2005-C3 Class A5 07/15/30	4.739%	4,395,000	4,776,337
Series 2007-C2 Class A3 02/15/40	5.430%	8,930,000	10,282,627

Commercial Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Merrill Lynch Mortgage Investors, Inc. CMO IO Series 1998-C3 Class IO(a)(d)(g) 12/15/30	0.398%	1,235,804	19,691
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class A4(d) 08/15/45	3.176%	3,000,000	3,168,834
Morgan Stanley Capital I Trust(d) Series 2003-T11 Class A4 06/13/41	5.150%	15,565,714	15,869,183
Series 2004-T13 Class A4 09/13/45	4.660%	6,224,000	6,446,819
Morgan Stanley Capital I, Inc.(a)(d) Series 2007-IQ15 Class A4 06/11/49	5.880%	7,500,000	8,796,248
Morgan Stanley Capital I, Inc.(d) Series 2003-IQ6 Class A4 12/15/41	4.970%	8,441,953	8,763,566
Morgan Stanley Dean Witter Capital I(d) Series 2001-TOP3 Class A4 07/15/33	6.390%	21,315	21,374
Series 2003-TOP9 Class A2 11/13/36	4.740%	871,952	873,732
Morgan Stanley Reremic Trust Series 2010-GG10 Class A4A(a)(b)(d) 08/15/45	5.789%	5,731,000	6,748,161
Nomura Asset Securities Corp. Series 1998-D6 Class A4(a)(d) 03/15/30	7.713%	4,025,000	4,086,973
WF-RBS Commercial Mortgage Trust(d) Series 2012-C6 Class A2 04/15/45	2.191%	6,818,000	7,088,996
Series 2012-C9 Class A3 11/15/45	2.870%	10,000,000	10,314,063
Wachovia Bank Commercial Mortgage Trust Series 2004-C12 Class A3(a)(d) 07/15/41	5.230%	1,885,084	1,884,230
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $206,430,888)			216,009,005

Asset-Backed Securities — Non-Agency 1.5%

Ally Master Owner Trust Series 2012-5 Class A 09/15/19	1.540%	1,120,000	1,120,132
BMW Vehicle Owner Trust Series 2011-A Class A3 08/25/15	0.760%	2,390,000	2,398,084

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
11

Columbia Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bombardier Capital Mortgage Securitization Corp. Series 1998-A Class A3 04/15/28	6.230%	992	984
CNH Equipment Trust Series 2010-C Class A3 05/15/15	1.170%	2,229,746	2,237,165
Series 2011-B Class A3 08/15/16	0.910%	995,000	999,316
Citigroup Mortgage Loan Trust, Inc.(a) Series 2005-WF2 Class MF1 08/25/35	5.517%	2,800,000	146,740
Series 2005-WF2 Class MF2 08/25/35	5.666%	258,257	1,066
Conseco Financial Corp. Series 1996-5 Class A7(a) 07/15/27	8.250%	113,163	115,235
Equity One ABS, Inc. Series 2004-3 Class AV2(a) 07/25/34	0.551%	356,083	269,728
Mercedes-Benz Auto Lease Trust Series 2011-B Class A3(b) 08/15/14	1.070%	4,000,000	4,018,021
Nissan Auto Lease Trust Series 2011-B Class A3 02/16/15	0.920%	3,000,000	3,014,545
Porsche Innovative Lease Owner Trust Series 2011-1 Class A3(b) 09/22/14	1.090%	2,500,000	2,513,666
SMART Trust Series 2012-1USA Class A4A(b) 12/14/17	2.010%	1,725,000	1,766,607
Volkswagen Auto Lease Trust Series 2011-A Class A3 10/20/14	1.200%	4,500,000	4,531,410
Total Asset-Backed Securities — Non-Agency (Cost: $25,985,353)			23,132,699

U.S. Treasury Obligations 7.3%

U.S. Treasury 07/31/14	0.125%	49,000	48,870
05/15/15	0.250%	3,670,000	3,661,111
08/15/15	0.250%	898,000	895,194
08/31/16	1.000%	16,650,000	16,950,482
08/31/17	0.625%	5,766,000	5,750,236
09/30/17	0.625%	3,420,000	3,407,975
U.S. Treasury(c) 08/15/22	1.625%	17,323,500	17,228,758
05/15/42	3.000%	17,207,400	17,774,711

U.S. Treasury Obligations (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(j) STRIPS 02/15/22	0.000%	37,154,000	31,761,097
02/15/40	0.000%	25,426,000	11,342,564
11/15/41	0.000%	5,013,000	2,082,280
Total U.S. Treasury Obligations (Cost: $102,263,259)			110,903,278

U.S. Government & Agency Obligations 2.9%

Residual Funding Corp.(c)(j) STRIPS 10/15/20	0.000%	14,620,000	12,760,658
Residual Funding Corp.(j) STRIPS 01/15/21	0.000%	26,765,000	23,122,926
01/15/30	0.000%	14,000,000	8,524,922
Total U.S. Government & Agency Obligations (Cost: $34,272,965)			44,408,506

Foreign Government Obligations 1.0%

Canada 0.5%
Hydro-Quebec 12/01/29	8.500%	900,000	1,445,309
Province of Quebec Senior Unsecured 05/14/18	4.625%	4,585,000	5,401,130
Total			6,846,439
Mexico 0.2%
Pemex Project Funding Master Trust 03/01/18	5.750%	2,650,000	3,087,250
Qatar 0.3%
Nakilat, Inc. Senior Secured(b) 12/31/33	6.067%	2,750,000	3,382,500
Ras Laffan Liquefied Natural Gas Co., Ltd. III Senior Secured(b) 09/30/16	5.832%	1,053,632	1,162,683
Total			4,545,183
Total Foreign Government Obligations (Cost: $11,693,687)			14,478,872

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
12

Columbia Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Municipal Bonds 1.4%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chicago Waterworks Revenue Bonds Build America Bonds Series 2010 11/01/40	6.742%	865,000	1,184,073
Commonwealth of Massachusetts Revenue Bonds Build America Bonds-Recovery Series 2010Z 06/01/30	5.631%	2,745,000	3,390,075
06/01/40	5.731%	2,985,000	3,946,170
Kentucky Asset Liability Commission Revenue Bonds Taxable Series 2010 04/01/18	3.165%	2,980,000	3,112,401
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds Series 2009 07/01/34	5.750%	2,485,000	2,944,228
State of California Unlimited General Obligation Taxable Bonds Various Purpose Series 2009-3 04/01/14	5.250%	260,000	276,034
Unlimited General Obligation Bonds Taxable Series 2010 11/01/15	3.950%	835,000	906,426
Taxable Build America Bonds Series 2009 04/01/39	7.550%	2,115,000	2,944,270
State of Illinois Unlimited General Obligation Bonds Series 2011 03/01/16	4.961%	2,080,000	2,282,072
Total Municipal Bonds (Cost: $17,415,448)			20,985,749

Preferred Debt 1.0%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 1.0%
Citigroup Capital XIII(a) 10/30/40	7.875%	125,190	3,481,534
PNC Financial Services Group, Inc.(a) 12/31/49	6.125%	236,125	6,611,500
U.S. Bancorp(a) 12/31/49	6.500%	175,000	5,174,750
Total			15,267,784
Total Preferred Debt (Cost: $13,886,848)			15,267,784
Common Stocks —%
Issuer		Shares	Value ($)
Financials —%
Diversified Financial Services —%
Leucadia National Corp.		39	885
Total Financials			885
Total Common Stocks (Cost: $—)			885
Treasury Bills 7.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Treasury 7.5%
U.S. Treasury Bills(c) 11/29/12	0.090%	113,925,000	113,919,385
Total Treasury Bills (Cost: $113,920,422)			113,919,385
Money Market Funds 2.9%
		Shares	Value ($)
Columbia Short-Term Cash Fund, 0.149%(k)(l)		43,534,222	43,534,222
Total Money Market Funds (Cost: $43,534,222)			43,534,222

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
13

Columbia Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Investments of Cash Collateral Received for Securities on Loan 0.1%

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Repurchase Agreements 0.1%
Citigroup Global Markets, Inc. dated 10/31/12, matures 11/01/12, repurchase price $500,004(m)	0.320%	500,000	500,000
Credit Suisse Securities (USA) LLC dated 10/31/12, matures 11/01/12, repurchase price $3,060(m)	0.270%	3,060	3,060
Mizuho Securities USA, Inc. dated 10/31/12, matures 11/01/12, repurchase price $434,710(m)	0.350%	434,706	434,706
Total			937,766
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $937,766)			937,766
Total Investments (Cost: $1,514,369,951)			1,626,140,630
Other Assets & Liabilities, Net			(114,221,339)
Net Assets			1,511,919,291

Investments in Derivatives

Futures Contracts Outstanding at October 31, 2012

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Long Bond, 20-year	(223)	(33,296,688)	December 2012	199,884	—
U.S. Treasury Note, 2-year	(263)	(57,946,298)	January 2013	32,320	—
U.S. Treasury Note, 5-year	(195)	(24,228,750)	January 2013	—	(17,416)
U.S. Treasury Note, 10-year	(136)	(18,092,250)	December 2012	—	(22,612)
U.S. Treasury Ultra Bond, 30-year	(116)	(19,150,875)	December 2012	246,245	—
Total				478,449	(40,028)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
14

Columbia Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Credit Default Swap Contracts Outstanding at October 31, 2012
Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Bank of America Corp.	June 20, 2017	1.00	5,000,000	107,786	(381,959)	(5,833)	—	(280,006)
Citibank	Barclays Bank, PLC	June 20, 2017	1.00	2,475,000	55,415	(173,116)	(2,888)	—	(120,589)
Morgan Stanley	Barclays Bank, PLC	June 20, 2017	1.00	500,000	11,195	(32,063)	(583)	—	(21,451)
Citibank	CDX North America Investment Grade 18	June 20, 2017	1.00	11,650,000	(59,434)	(82,252)	(13,592)	—	(155,278)
JPMorgan	CDX North America Investment Grade 18-V1	June 20, 2017	1.00	27,155,000	(138,535)	(196,012)	(31,682)	—	(366,229)
Total								—	(943,553)

Notes to Portfolio of Investments

(a)  Variable rate security. The interest rate shown reflects the rate as of October 31, 2012.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2012, the value of these securities amounted to $58,084,747 or 3.84% of net assets.

(c)  At October 31, 2012, security was partially or fully on loan.

(d)  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)  Represents a security purchased on a when-issued or delayed delivery basis.

(f)  At October 31, 2012, investments in securities included securities valued at $1,848,084 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(g)  Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(h)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at October 31, 2012 was $5,668, representing less than 0.01% of net assets. Information concerning such security holdings at October 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
American Mortgage Trust Series 2093-3 Class 3A 07/27/23 8.188%	10/22/10 - 10/12/11	5,836

(i)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2012, the value of these securities amounted to $5,668, which represents less than 0.01% of net assets.

(j)  Zero coupon bond.

(k)  The rate shown is the seven-day current annualized yield at October 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
15

Columbia Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(l)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	7,416,654	384,074,454	(347,956,886)	43,534,222	12,271	43,534,222

(m)  The following table represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Citigroup Global Markets, Inc. (0.320%)
Fannie Mae REMICS	180,383
Fannie Mae-Aces	62,180
Freddie Mac REMICS	201,177
Ginnie Mae II Pool	4,896
Government National Mortgage Association	61,364
Total market value of collateral securities	510,000
Security Description	Value ($)
Credit Suisse Securities (USA) LLC (0.270%)
United States Treasury Strip Coupon	3,121
Total market value of collateral securities	3,121
Security Description	Value ($)
Mizuho Securities USA, Inc. (0.350%)
Cash Collateral in Lieu of Securities	13,355
United States Treasury Bill	134,347
United States Treasury Inflation Indexed Bonds	2,402
United States Treasury Note/Bond	288,432
United States Treasury Strip Coupon	4,597
Total market value of collateral securities	443,133

Abbreviation Legend

CMO  Collateralized Mortgage Obligation

REMIC(S)  Real Estate Mortgage Investment Conduit(s)

STRIPS  Separate Trading of Registered Interest and Principal Securities

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
16

Columbia Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
17

Columbia Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	430,568,212	—	430,568,212
Residential Mortgage-Backed Securities — Agency	—	570,952,514	—	570,952,514
Residential Mortgage-Backed Securities — Non-Agency	—	3,757,361	1,687,693	5,445,054
Commercial Mortgage-Backed Securities — Agency	—	15,596,699	—	15,596,699
Commercial Mortgage-Backed Securities — Non-Agency	—	203,240,971	12,768,034	216,009,005
Asset-Backed Securities — Non-Agency	—	23,132,699	—	23,132,699
U.S. Treasury Obligations	65,717,337	45,185,941	—	110,903,278
U.S. Government & Agency Obligations	—	44,408,506	—	44,408,506
Foreign Government Obligations	—	14,478,872	—	14,478,872
Municipal Bonds	—	20,985,749	—	20,985,749
Preferred Debt	15,267,784	—	—	15,267,784
Total Bonds	80,985,121	1,372,307,524	14,455,727	1,467,748,372
Equity Securities
Common Stocks
Financials	885	—	—	885
Total Equity Securities	885	—	—	885
Short-Term Securities
Treasury Bills	113,919,385	—	—	113,919,385
Total Short-Term Securities	113,919,385	—	—	113,919,385
Other
Money Market Funds	43,534,222	—	—	43,534,222
Investments of Cash Collateral Received for Securities on Loan	—	937,766	—	937,766
Total Other	43,534,222	937,766	—	44,471,988
Investments in Securities	238,439,613	1,373,245,290	14,455,727	1,626,140,630
Derivatives
Assets
Futures Contracts	478,449	—	—	478,449
Liabilities
Futures Contracts	(40,028)	—	—	(40,028)
Swap Contracts	—	(943,553)	—	(943,553)
Total	238,878,034	1,372,301,737	14,455,727	1,625,635,498

See the Portfolio of Investments for all investment classifications not indicated in the table.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
18

Columbia Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Fair Value Measurements (continued)

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

	Residential Mortgage-Backed Securities — Non-Agency ($)	Commercial Mortgage-Backed Securities — Non-Agency ($)	Total ($)
Balance as of April 30, 2012	2,022,584	—	2,022,584
Accrued discounts/premiums	250	(24)	226
Realized gain (loss)	614	—	614
Change in unrealized appreciation (depreciation)(a)	(7,642)	69,599	61,957
Sales	(328,113)	(4,937)	(333,050)
Purchases	—	12,703,396	12,703,396
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of October 31, 2012	1,687,693	12,768,034	14,455,727

(a) Change in unrealized appreciation (depreciation) relating to securities held at October 31, 2012 was $61,957, which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $(7,642) and Commercial Mortgage-Backed Securities — Non-Agency of $69,599.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain Residential and Commercial Mortgage Backed Securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Other Residential Mortgage Backed Securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
19

Columbia Bond Fund

Statement of Assets and Liabilities

October 31, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $1,469,897,963)	$1,581,668,642
Affiliated issuers (identified cost $43,534,222)	43,534,222
Investment of cash collateral received for securities on loan
Repurchase agreements (identified cost $937,766)	937,766
Total investments (identified cost $1,514,369,951)	1,626,140,630
Cash	106
Premiums paid on outstanding swap contracts	865,402
Receivable for:
Investments sold	314,930
Capital shares sold	1,715,905
Dividends	95,287
Interest	8,438,624
Reclaims	3,110
Expense reimbursement due from Investment Manager	12,731
Prepaid expenses	19,753
Trustees' deferred compensation plan	154,175
Other assets	3,240
Total assets	1,637,763,893
Liabilities
Due upon return of securities on loan	937,766
Unrealized depreciation on swap contracts	943,553
Payable for:
Investments purchased	205,169
Investments purchased on a delayed delivery basis	114,600,389
Capital shares purchased	4,684,518
Dividend distributions to shareholders	3,434,025
Variation margin on futures contracts	397,391
Investment management fees	88,111
Distribution and service fees	5,830
Transfer agent fees	290,192
Administration fees	13,417
Compensation of board members	40,635
Chief compliance officer expenses	331
Other expenses	49,100
Trustees' deferred compensation plan	154,175
Total liabilities	125,844,602
Net assets applicable to outstanding capital stock	$1,511,919,291

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
20

Columbia Bond Fund

Statement of Assets and Liabilities (continued)

October 31, 2012 (Unaudited)

Represented by
Paid-in capital	$1,370,624,845
Excess of distributions over net investment income	(1,883,950)
Accumulated net realized gain	31,921,836
Unrealized appreciation (depreciation) on:
Investments	111,770,679
Futures contracts	438,421
Swap contracts	(952,540)
Total — representing net assets applicable to outstanding capital stock	$1,511,919,291
*Value of securities on loan	$133,091,531
Class A
Net assets	$85,421,908
Shares outstanding	8,779,129
Net asset value per share	$9.73
Maximum offering price per share(a)	$10.22
Class B
Net assets	$2,680,467
Shares outstanding	275,497
Net asset value per share	$9.73
Class C
Net assets	$18,164,596
Shares outstanding	1,868,484
Net asset value per share	$9.72
Class I
Net assets	$2,563
Shares outstanding	263
Net asset value per share(b)	$9.74
Class R
Net assets	$2,420,342
Shares outstanding	248,712
Net asset value per share	$9.73
Class T
Net assets	$15,330,263
Shares outstanding	1,577,639
Net asset value per share	$9.72
Maximum offering price per share(a)	$10.20
Class W
Net assets	$2,562
Shares outstanding	263
Net asset value per share	$9.74
Class Y
Net assets	$22,609,019
Shares outstanding	2,320,213
Net asset value per share	$9.74
Class Z
Net assets	$1,365,287,571
Shares outstanding	140,313,756
Net asset value per share	$9.73

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
21

Columbia Bond Fund

Statement of Operations

Six Months Ended October 31, 2012 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$465,980
Dividends — affiliated issuers	12,271
Interest	27,495,126
Income from securities lending — net	81,208
Total income	28,054,585
Expenses:
Investment management fees	3,348,335
Distribution fees
Class B	10,523
Class C	65,894
Class R	6,052
Service fees
Class A	105,250
Class B	3,508
Class C	21,905
Class W	3
Shareholder service fee — Class T	11,660
Transfer agent fees
Class A	85,626
Class B	2,853
Class C	17,832
Class R	2,456
Class T	15,803
Class W	2
Class Y	13
Class Z	1,441,702
Administration fees	508,857
Compensation of board members	32,606
Custodian fees	20,524
Printing and postage fees	113,363
Registration fees	116,518
Professional fees	52,608
Chief compliance officer expenses	775
Other	27,887
Total expenses	6,012,555
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(931,558)
Fees waived by Distributor — Class C	(13,323)
Expense reductions	(2,687)
Total net expenses	5,064,987
Net investment income	22,989,598
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	36,118,609
Futures contracts	(6,281,749)
Swap contracts	(406,680)
Net realized gain	29,430,180
Net change in unrealized appreciation (depreciation) on:
Investments	6,083,392
Futures contracts	2,365,348
Swap contracts	(943,615)
Net change in unrealized appreciation (depreciation)	7,505,125
Net realized and unrealized gain	36,935,305
Net increase in net assets resulting from operations	$59,924,903

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
22

Columbia Bond Fund

Statement of Changes in Net Assets

	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012(a)	Year Ended March 31, 2012(b)
Operations
Net investment income	$22,989,598	$4,951,394	$71,949,970
Net realized gain	29,430,180	6,118,261	31,897,797
Net change in unrealized appreciation (depreciation)	7,505,125	10,149,812	61,781,027
Net increase in net assets resulting from operations	59,924,903	21,219,467	165,628,794
Distributions to shareholders
Net investment income
Class A	(1,120,246)	(196,884)	(2,343,459)
Class B	(26,837)	(5,193)	(91,522)
Class C	(180,645)	(32,112)	(358,116)
Class I	(48,470)	(41,633)	(2,361,910)
Class R	(29,082)	(5,535)	(15,351)
Class T	(214,686)	(38,608)	(509,007)
Class W	(34)	(6)	(76)
Class Y	(340,424)	(59,561)	(714,298)
Class Z	(20,686,914)	(4,387,180)	(65,304,401)
Net realized gains
Class A	(688,340)	—	(964,301)
Class B	(23,480)	—	(48,988)
Class C	(142,353)	—	(169,166)
Class I	(21,386)	—	(771,001)
Class R	(19,121)	—	(21)
Class T	(127,739)	—	(205,032)
Class W	(21)	—	(32)
Class Y	(182,051)	—	(246,748)
Class Z	(11,496,231)	—	(24,119,296)
Total distributions to shareholders	(35,348,060)	(4,766,712)	(98,222,725)
Increase (decrease) in net assets from capital stock activity	(271,304,731)	(149,352,288)	(716,438,392)
Total decrease in net assets	(246,727,888)	(132,899,533)	(649,032,323)
Net assets at beginning of period	1,758,647,179	1,891,546,712	2,540,579,035
Net assets at end of period	$1,511,919,291	$1,758,647,179	$1,891,546,712
Excess of distributions over net investment income	$(1,883,950)	$(2,226,210)	$(2,349,268)

(a) For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b) Class R shares are for the period from November 16, 2011 (commencement of operations) to March 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
23

Columbia Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2012 (Unaudited)		Year Ended April 30, 2012(a)		Year Ended March 31, 2012(b)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(c)	1,069,305	10,328,347	133,584	1,275,717	2,466,117	23,216,229
Distributions reinvested	136,636	1,314,423	14,755	141,356	227,609	2,144,666
Redemptions	(1,083,855)	(10,460,365)	(131,296)	(1,252,415)	(2,254,990)	(21,242,500)
Net increase	122,086	1,182,405	17,043	164,658	438,736	4,118,395
Class B shares
Subscriptions	24,136	232,758	4,453	42,574	62,926	593,536
Distributions reinvested	2,777	26,684	293	2,807	7,536	70,890
Redemptions(c)	(51,241)	(494,343)	(17,645)	(168,627)	(336,494)	(3,166,438)
Net decrease	(24,328)	(234,901)	(12,899)	(123,246)	(266,032)	(2,502,012)
Class C shares
Subscriptions	259,953	2,511,035	39,827	380,533	768,588	7,258,303
Distributions reinvested	24,466	234,914	2,317	22,172	32,857	309,427
Redemptions	(205,619)	(1,983,212)	(30,770)	(293,025)	(473,080)	(4,465,131)
Net increase	78,800	762,737	11,374	109,680	328,365	3,102,599
Class I shares
Subscriptions	2,332	17,831	14,940	142,568	1,248,569	11,773,163
Distributions reinvested	6,884	66,164	4,341	41,626	330,562	3,106,169
Redemptions	(1,630,109)	(15,666,329)	(74,266)	(709,779)	(30,616,470)	(286,505,416)
Net decrease	(1,620,893)	(15,582,334)	(54,985)	(525,585)	(29,037,339)	(271,626,084)
Class R shares
Subscriptions	17,309	167,113	4,170	39,766	276,877	2,622,859
Distributions reinvested	5,005	48,136	577	5,529	1,604	15,297
Redemptions	(40,101)	(386,903)	(2,097)	(20,018)	(14,632)	(139,585)
Net increase (decrease)	(17,787)	(171,654)	2,650	25,277	263,849	2,498,571
Class T shares
Subscriptions	3,914	37,790	836	7,970	19,106	176,296
Distributions reinvested	23,987	230,475	2,648	25,340	49,402	464,745
Redemptions	(84,029)	(810,217)	(12,292)	(117,231)	(187,036)	(1,766,964)
Net decrease	(56,128)	(541,952)	(8,808)	(83,921)	(118,528)	(1,125,923)
Class Y shares
Subscriptions	105,151	1,011,670	6,004	57,586	489,177	4,533,300
Distributions reinvested	—	—	—	—	11,928	111,880
Redemptions	(153,128)	(1,475,448)	(1,272)	(12,186)	(809,035)	(7,635,396)
Net increase (decrease)	(47,977)	(463,778)	4,732	45,400	(307,930)	(2,990,216)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
24

Columbia Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2012 (Unaudited)		Year Ended April 30, 2012(a)		Year Ended March 31, 2012(b)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Z shares
Subscriptions	6,486,300	62,591,997	3,195,246	30,503,447	44,115,391	413,203,570
Distributions reinvested	625,128	6,015,010	138,615	1,327,936	3,345,645	31,523,276
Redemptions	(33,740,013)	(324,862,261)	(18,916,264)	(180,795,934)	(94,463,290)	(892,640,568)
Net decrease	(26,628,585)	(256,255,254)	(15,582,403)	(148,964,551)	(47,002,254)	(447,913,722)
Total net decrease	(28,194,812)	(271,304,731)	(15,623,296)	(149,352,288)	(75,701,133)	(716,438,392)

(a) For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b) Class R shares are for the period from November 16, 2011 (commencement of operations) to March 31, 2012.

(c) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
25

Columbia Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class A	(Unaudited)		2012(a)		2012		2011		2010		2009		2008(b)
Per share data
Net asset value, beginning of period	$9.58		$9.50		$9.24		$9.28		$8.79		$9.09		$9.09
Income from investment operations:
Net investment income	0.13		0.02		0.29		0.27		0.31		0.35		0.00	(c)
Net realized and unrealized gain (loss)	0.23		0.08		0.38		0.17		0.59		(0.26)		0.00	(c)
Total from investment operations	0.36		0.10		0.67		0.44		0.90		0.09		0.00	(c)
Less distributions to shareholders:
Net investment income	(0.13)		(0.02)		(0.29)		(0.29)		(0.33)		(0.38)		(0.00	)(c)
Net realized gains	(0.08)		—		(0.12)		(0.19)		(0.08)		(0.01)		—
Total distributions to shareholders	(0.21)		(0.02)		(0.41)		(0.48)		(0.41)		(0.39)		(0.00	)(c)
Proceeds from regulatory settlements	—		—		—		—		0.00	(c)	—		—
Net asset value, end of period	$9.73		$9.58		$9.50		$9.24		$9.28		$8.79		$9.09
Total return	3.78%		1.08%		7.35%		4.83%		10.39	%(d)	1.04%		0.01%
Ratios to average net assets(e)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.99	%(f)	1.01	%(f)	0.99	%(g)	1.09%		1.12%		1.13	%(g)	1.05	%(f)
Net expenses after fees waived or expenses reimbursed (including interest expense)(h)	0.87	%(f)(i)	0.80	%(f)	0.80	%(g)(i)	0.80	%(i)	0.82	%(i)	0.91	%(g)(i)	0.91	%(f)(i)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.99	%(f)	1.01	%(f)	0.99%		1.09%		1.12%		1.13%		1.05	%(f)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(h)	0.87	%(f)(i)	0.80	%(f)	0.80	%(i)	0.80	%(i)	0.82	%(i)	0.91	%(i)	0.91	%(f)(i)
Net investment income	2.70	%(f)(i)	2.94	%(f)	3.07	%(i)	2.97	%(i)	3.43	%(i)	3.99	%(i)	4.16	%(f)(i)
Supplemental data
Net assets, end of period (in thousands)	$85,422		$82,929		$82,041		$75,770		$15,362		$5,299		$10
Portfolio turnover	59	%(j)	10	%(j)	136	%(j)	178%		256%		209%		49%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  For the period from March 31, 2008 (commencement of operations) to March 31, 2008.

(c)  Rounds to less than $0.01.

(d)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Annualized.

(g)  Includes interest expense which rounds to less than 0.01%.

(h)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 10% for the six months ended October 31, 2012 and for the years ended April 30, 2012 and March 31, 2012 the portfolio turnover would not have changed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
26

Columbia Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class B	(Unaudited)		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$9.58		$9.50		$9.24		$9.24
Income from investment operations:
Net investment income (loss)	0.10		0.02		0.22		(0.00	)(c)
Net realized and unrealized gain	0.22		0.08		0.38		0.01
Total from investment operations	0.32		0.10		0.60		0.01
Less distributions to shareholders:
Net investment income	(0.09)		(0.02)		(0.22)		(0.01)
Net realized gains	(0.08)		—		(0.12)		—
Total distributions to shareholders	(0.17)		(0.02)		(0.34)		(0.01)
Net asset value, end of period	$9.73		$9.58		$9.50		$9.24
Total return	3.39%		1.02%		6.55%		0.15%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.74	%(e)	1.76	%(e)	1.74	%(f)	1.86	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	1.62	%(e)(h)	1.55	%(e)	1.55	%(f)(h)	1.55	%(e)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.74	%(e)	1.76	%(e)	1.74%		1.86	%(e)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	1.62	%(e)(h)	1.55	%(e)	1.55	%(h)	1.55	%(e)(h)
Net investment income (loss)	1.95	%(e)(h)	2.18	%(e)	2.35	%(h)	(0.95	%)(e)(h)
Supplemental data
Net assets, end of period (in thousands)	$2,680		$2,872		$2,969		$5,347
Portfolio turnover	59	%(i)	10	%(i)	136	%(i)	178%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  For the period from March 7, 2011 (commencement of operations) to March 31, 2011.

(c)  Rounds to less than $0.01.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 10% for the six months ended October 31, 2012 and for the years ended April 30, 2012 and March 31, 2012 the portfolio turnover would not have changed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
27

Columbia Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class C	(Unaudited)		2012(a)		2012		2011		2010		2009		2008(b)
Per share data
Net asset value, beginning of period	$9.57		$9.49		$9.24		$9.29		$8.80		$9.09		$9.09
Income from investment operations:
Net investment income	0.10		0.02		0.23		0.21		0.25		0.29		0.00	(c)
Net realized and unrealized gain (loss)	0.23		0.08		0.38		0.15		0.58		(0.26)		0.00	(c)
Total from investment operations	0.33		0.10		0.61		0.36		0.83		0.03		0.00	(c)
Less distributions to shareholders:
Net investment income	(0.10)		(0.02)		(0.24)		(0.22)		(0.26)		(0.31)		0.00	(c)
Net realized gains	(0.08)		—		(0.12)		(0.19)		(0.08)		(0.01)		—
Total distributions to shareholders	(0.18)		(0.02)		(0.36)		(0.41)		(0.34)		(0.32)		0.00	(c)
Proceeds from regulatory settlements	—		—		—		—		0.00	(c)	—		—
Net asset value, end of period	$9.72		$9.57		$9.49		$9.24		$9.29		$8.80		$9.09
Total return	3.47%		1.03%		6.72%		3.94%		9.56	%(d)	0.44%		0.01%
Ratios to average net assets(e)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.74	%(f)	1.75	%(f)	1.74	%(g)	1.84%		1.87%		1.88	%(g)	1.80	%(f)
Net expenses after fees waived or expenses reimbursed (including interest expense)(h)	1.47	%(f)(i)	1.40	%(f)	1.40	%(g)(i)	1.51	%(i)	1.57	%(i)	1.66	%(g)(i)	1.66	%(f)(i)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.74	%(f)	1.75	%(f)	1.74%		1.84%		1.87%		1.88%		1.80	%(f)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(h)	1.47	%(f)(i)	1.40	%(f)	1.40	%(i)	1.51	%(i)	1.57	%(i)	1.66	%(i)	1.66	%(f)(i)
Net investment income	2.10	%(f)(i)	2.35	%(f)	2.46	%(i)	2.26	%(i)	2.71	%(i)	3.32	%(i)	3.41	%(f)(i)
Supplemental data
Net assets, end of period (in thousands)	$18,165		$17,129		$16,872		$13,398		$2,226		$1,317		$10
Portfolio turnover	59	%(j)	10	%(j)	136	%(j)	178%		256%		209%		49%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  For the period from March 31, 2008 (commencement of operations) to March 31, 2008.

(c)  Rounds to less than $0.01.

(d)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Annualized.

(g)  Includes interest expense which rounds to less than 0.01%.

(h)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 10% for the six months ended October 31, 2012 and for the years ended April 30, 2012 and March 31, 2012 the portfolio turnover would not have changed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
28

Columbia Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class I	(Unaudited)		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$9.59		$9.50		$9.25		$9.58
Income from investment operations:
Net investment income	0.15		0.03		0.33		0.14
Net realized and unrealized gain (loss)	0.23		0.09		0.36		(0.18)
Total from investment operations	0.38		0.12		0.69		(0.04)
Less distributions to shareholders:
Net investment income	(0.15)		(0.03)		(0.32)		(0.16)
Net realized gains	(0.08)		—		(0.12)		(0.13)
Total distributions to shareholders	(0.23)		(0.03)		(0.44)		(0.29)
Net asset value, end of period	$9.74		$9.59		$9.50		$9.25
Total return	3.96%		1.21%		7.55%		(0.44%)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.52	%(d)	0.56	%(d)	0.51	%(e)	0.62	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	0.51	%(d)	0.51	%(d)	0.51	%(e)(g)	0.51	%(d)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.52	%(d)	0.56	%(d)	0.51%		0.62	%(d)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	0.51	%(d)	0.51	%(d)	0.51	%(g)	0.51	%(d)(g)
Net investment income	2.98	%(d)	3.22	%(d)	3.51	%(g)	2.89	%(d)(g)
Supplemental data
Net assets, end of period (in thousands)	$3		$15,545		$15,931		$284,143
Portfolio turnover	59	%(h)	10	%(h)	136	%(h)	178%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 10% for the six months ended October 31, 2012 and for the years ended April 30, 2012 and March 31, 2012 the portfolio turnover would not have changed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
29

Columbia Bond Fund

Financial Highlights (continued)

Class R	Six Months Ended October 31, 2012 (Unaudited)		Year Ended April 30, 2012(a)		Year Ended March 31, 2012(b)
Per share data
Net asset value, beginning of period	$9.58		$9.50		$9.51
Income from investment operations:
Net investment income	0.12		0.02		0.09
Net realized and unrealized gain	0.23		0.08		0.07
Total from investment operations	0.35		0.10		0.16
Less distributions to shareholders:
Net investment income	(0.12)		(0.02)		(0.09)
Net realized gains	(0.08)		—		(0.08)
Total distributions to shareholders	(0.20)		(0.02)		(0.17)
Net asset value, end of period	$9.73		$9.58		$9.50
Total return	3.65%		1.06%		1.75%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.24	%(d)	1.26	%(d)	1.40	%(d)(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.12	%(d)(g)	1.05	%(d)	1.03	%(d)(e)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.24	%(d)	1.26	%(d)	1.40	%(d)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.12	%(d)(g)	1.05	%(d)	1.03	%(d)
Net investment income	2.44	%(d)(g)	2.69	%(d)	2.69	%(d)
Supplemental data
Net assets, end of period (in thousands)	$2,420		$2,553		$2,506
Portfolio turnover	59	%(h)	10	%(h)	136	%(h)

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  For the period from November 16, 2011 (commencement of operations) to March 31, 2011.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 10% for the six months ended October 31, 2012 and for the years ended April 30, 2012 and March 31, 2012 the portfolio turnover would not have changed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
30

Columbia Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class T	(Unaudited)		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$9.57		$9.48		$9.23		$9.23
Income from investment operations:
Net investment income	0.14		0.02		0.30		(0.00	)(c)
Net realized and unrealized gain	0.22		0.09		0.37		0.02
Total from investment operations	0.36		0.11		0.67		0.02
Less distributions to shareholders:
Net investment income	(0.13)		(0.02)		(0.30)		(0.02)
Net realized gains	(0.08)		—		(0.12)		—
Total distributions to shareholders	(0.21)		(0.02)		(0.42)		(0.02)
Net asset value, end of period	$9.72		$9.57		$9.48		$9.23
Total return	3.84%		1.20%		7.36%		0.21%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.89	%(e)	0.91	%(e)	0.89	%(f)	1.01	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	0.77	%(e)(h)	0.70	%(e)	0.70	%(f)(h)	0.70	%(e)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.89	%(e)	0.91	%(e)	0.89%		1.01	%(e)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	0.77	%(e)(h)	0.70	%(e)	0.70	%(h)	0.70	%(e)(h)
Net investment income	2.80	%(e)(h)	3.04	%(e)	3.17	%(h)	(0.07	%)(e)(h)
Supplemental data
Net assets, end of period (in thousands)	$15,330		$15,630		$15,577		$16,251
Portfolio turnover	59	%(i)	10	%(i)	136	%(i)	178%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  For the period from March 7, 2011 (commencement of operations) to March 31, 2011.

(c)  Rounds to less than $0.01.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 10% for the six months ended October 31, 2012 and for the years ended April 30, 2012 and March 31, 2012 the portfolio turnover would not have changed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
31

Columbia Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class W	(Unaudited)		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$9.58		$9.50		$9.24		$9.57
Income from investment operations:
Net investment income	0.13		0.02		0.29		0.12
Net realized and unrealized gain (loss)	0.24		0.08		0.38		(0.18)
Total from investment operations	0.37		0.10		0.67		(0.06)
Less distributions to shareholders:
Net investment income	(0.13)		(0.02)		(0.29)		(0.14)
Net realized gains	(0.08)		—		(0.12)		(0.13)
Total distributions to shareholders	(0.21)		(0.02)		(0.41)		(0.27)
Net asset value, end of period	$9.74		$9.58		$9.50		$9.24
Total return	3.87%		1.09%		7.38%		(0.60%)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.89	%(d)	0.90	%(d)	0.95	%(e)	1.08	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	0.87	%(d)	0.75	%(d)	0.79	%(e)	0.80	%(d)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.89	%(d)	0.90	%(d)	0.95%		1.08	%(d)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	0.87	%(d)	0.75	%(d)	0.79%		0.80	%(d)(g)
Net investment income	2.73	%(d)	3.04	%(d)	3.08%		2.63	%(d)(g)
Supplemental data
Net assets, end of period (in thousands)	$3		$3		$2		$2
Portfolio turnover	59	%(h)	10	%(h)	136	%(h)	178%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 10% for the six months ended October 31, 2012 and for the years ended April 30, 2012 and March 31, 2012 the portfolio turnover would not have changed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
32

Columbia Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class Y	(Unaudited)		2012(a)		2012		2011		2010(b)
Per share data
Net asset value, beginning of period	$9.59		$9.51		$9.25		$9.30		$8.93
Income from investment operations:
Net investment income	0.15		0.03		0.32		0.30		0.24
Net realized and unrealized gain	0.23		0.08		0.38		0.16		0.38
Total from investment operations	0.38		0.11		0.70		0.46		0.62
Less distributions to shareholders:
Net investment income	(0.15)		(0.03)		(0.32)		(0.32)		(0.25)
Net realized gains	(0.08)		—		(0.12)		(0.19)		—
Total distributions to shareholders	(0.23)		(0.03)		(0.44)		(0.51)		(0.25)
Net asset value, end of period	$9.74		$9.59		$9.51		$9.25		$9.30
Total return	3.96%		1.11%		7.66%		5.01%		7.00%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.54	%(d)	0.56	%(d)	0.53	%(e)	0.76%		0.81	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	0.52	%(d)	0.51	%(d)	0.51	%(e)	0.53	%(g)	0.55	%(d)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.54	%(d)	0.56	%(d)	0.53%		0.76%		0.81	%(d)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	0.52	%(d)	0.51	%(d)	0.51%		0.53	%(g)	0.55	%(d)(g)
Net investment income	3.05	%(d)	3.23	%(d)	3.38%		3.21	%(g)	3.58	%(d)(g)
Supplemental data
Net assets, end of period (in thousands)	$22,609		$22,718		$22,474		$24,717		$14,913
Portfolio turnover	59	%(h)	10	%(h)	136	%(h)	178%		256%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  For the period from July 15, 2009 (commencement of operations) to March 31, 2010.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 10% for the six months ended October 31, 2012 and for the years ended April 30, 2012 and March 31, 2012 the portfolio turnover would not have changed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
33

Columbia Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class Z	(Unaudited)		2012(a)		2012		2011		2010		2009		2008(b)(c)
Per share data
Net asset value, beginning of period	$9.58		$9.50		$9.24		$9.29		$8.80		$9.09		$8.98
Income from investment operations:
Net investment income	0.14		0.03		0.31		0.29		0.34		0.41		0.40
Net realized and unrealized gain (loss)	0.23		0.07		0.38		0.17		0.58		(0.28)		0.10
Total from investment operations	0.37		0.10		0.69		0.46		0.92		0.13		0.50
Less distributions to shareholders:
Net investment income	(0.14)		(0.02)		(0.31)		(0.32)		(0.35)		(0.41)		(0.39)
Net realized gains	(0.08)		—		(0.12)		(0.19)		(0.08)		(0.01)		—
Total distributions to shareholders	(0.22)		(0.02)		(0.43)		(0.51)		(0.43)		(0.42)		(0.39)
Proceeds from regulatory settlements	—		—		—		—		0.00	(d)	—		—
Net asset value, end of period	$9.73		$9.58		$9.50		$9.24		$9.29		$8.80		$9.09
Total return	3.91%		1.10%		7.63%		4.98%		10.66	%(e)	1.49%		5.75%
Ratios to average net assets(f)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.74	%(g)	0.75	%(g)	0.73	%(h)	0.84%		0.87%		0.88	%(h)	1.12%
Net expenses after fees waived or expenses reimbursed (including interest expense)(i)	0.62	%(g)(j)	0.55	%(g)	0.55	%(h)(j)	0.55	%(j)	0.57	%(j)	0.66	%(h)(j)	0.90	%(j)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.74	%(g)	0.75	%(g)	0.73%		0.84%		0.87%		0.88%		1.12%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(i)	0.62	%(g)(j)	0.55	%(g)	0.55	%(j)	0.55	%(j)	0.57	%(j)	0.66	%(j)	0.90	%(j)
Net investment income	2.94	%(g)(j)	3.14	%(g)	3.33	%(j)	3.21	%(j)	3.72	%(j)	4.62	%(j)	4.45	%(j)
Supplemental data
Net assets, end of period (in thousands)	$1,365,288		$1,599,267		$1,733,175		$2,120,951		$581,596		$492,874		$546,781
Portfolio turnover	59	%(k)	10	%(k)	136	%(k)	178%		256%		209%		49%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  On March 31, 2008, Shares class of Core Bond Fund, a series of Excelsior Funds, Inc., was reorganized into the Fund's Z shares. The financial information of the Fund's Class Z shares includes the financial information of Core Bond Fund's Shares class.

(c)  On March 31, 2008, Core Bond Fund's Institutional Shares class were exchanged for Class Z shares of the Fund.

(d)  Rounds to less than $0.01.

(e)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(f)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(g)  Annualized.

(h)  Includes interest expense which rounds to less than 0.01%.

(i)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 10% for the six months ended October 31, 2012 and for the years ended April 30, 2012 and March 31, 2012 the portfolio turnover would not have changed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
34

Columbia Bond Fund

Notes to Financial Statements

October 31, 2012 (Unaudited)

Note 1. Organization

Columbia Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class T, Class W, Class Y and Class Z shares. Effective November 8, 2012, the Fund also offers Class R4 and Class R5 shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R4 shares commenced operations on November 8, 2012.

Class R5 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R5 shares commenced operations on November 8, 2012.

Class T shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are only available to certain categories of investors which are subject to minimum initial investment requirements.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate

Semiannual Report 2012
35

Columbia Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Credit Default Swap Contracts

Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a

Semiannual Report 2012
36

Columbia Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

specific payment should a specified negative credit event(s) take place. The Fund entered into credit default swap contracts to increase or decrease its credit exposure to a single issuer of debt securities. Additionally, credit default swap contracts were used to hedge the Fund's exposure on a debt security that it owns or in lieu of selling such debt security.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. Notional amounts of all credit default swap contracts outstanding for which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Market values for credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

The notional amounts and market values of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at October 31, 2012:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit contracts	Premiums paid on outstanding credit default swap contracts	865,402
Interest rate contracts	Net assets — unrealized appreciation on futures contracts	478,449	*
Total		1,343,851

Semiannual Report 2012
37

Columbia Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit contracts	Unrealized depreciation on swap contracts	943,553
Interest rate contracts	Net assets — unrealized depreciation on futures contracts	40,028	*
Total		983,581

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations for the six months ended October 31, 2012:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit contracts	—	(406,680)	(406,680)
Interest rate contracts	(6,281,749)	—	(6,281,749)
Total	(6,281,749)	(406,680)	(6,688,429)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit contracts	—	(943,615)	(943,615)
Interest rate contracts	2,365,348	—	2,365,348
Total	2,365,348	(943,615)	1,421,733

The following table is a summary of the volume of derivative instruments for the six months ended October 31, 2012:

Derivative Instrument	Contracts Opened
Futures contracts	2,842
Derivative Instrument	Aggregate Notional Opened ($)
Credit default swap contracts — buy protection	40,525,000
Credit default swap contracts — sell protection	11,650,000

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Delayed Delivery Securities and Forward Sale Commitments

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible

Semiannual Report 2012
38

Columbia Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

investments for the Fund. The Fund identifies within its Portfolio of Investments cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. This treatment may exaggerate the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund's right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Investment Manager's ability to predict interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Semiannual Report 2012
39

Columbia Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.43% to 0.30% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended October 31, 2012 was 0.43% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended October 31, 2012 was 0.06% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees.

For the six months ended October 31, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class R	0.20
Class T	0.20
Class W	0.19
Class Y	0.00	*
Class Z	0.20

*Rounds to less than 0.01%.

Effective November 1, 2012, Class Y shares will not pay transfer agent fees for at least twelve months.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2012, these minimum account balance fees reduced total expenses by $2,687.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B,

Semiannual Report 2012
40

Columbia Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

Class C and Class W shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares, respectively.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the combined distribution and service fee does not exceed 0.85% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund's average daily net assets attributable to Class T shares. In addition, the shareholder servicing fee shall be waived by the selling and/or servicing agents to the extent necessary to prevent net investment income from falling below 0.00% on a daily basis. The annualized effective shareholder services fee rate for the six months ended October 31, 2012 was 0.15% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $53,591 for Class A, $580 for Class B, $423 for Class C and $48 for Class T shares for the six months ended October 31, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective August 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through August 31, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the

Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.94%
Class B	1.69
Class C	1.69
Class I	0.53
Class R	1.19
Class T	0.84
Class W	0.94
Class Y	0.53
Class Z	0.69

Prior to August 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.80%
Class B	1.55
Class C	1.55
Class I	0.51
Class R	1.05
Class T	0.70
Class W	0.80
Class Y	0.55
Class Z	0.55

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax

Semiannual Report 2012
41

Columbia Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2012, the cost of investments for federal income tax purposes was approximately $1,514,370,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$117,283,000
Unrealized depreciation	(5,512,000)
Net unrealized appreciation	$111,771,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $1,107,711,179 and $1,428,679,960, respectively, for the six months ended October 31, 2012, of which $913,196,617 and $1,096,059,156, respectively, were U.S. government securities.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended October 31, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At October 31, 2012, securities valued at $133,091,531 were on loan, secured by U.S. government and agency securities valued at $133,898,062 and by cash collateral of $937,766 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

In October 2012, the Board voted to cease securities lending by or on December 31, 2012.

Note 7. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At October 31, 2012, one unaffiliated shareholder account owned 76.5% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the

Semiannual Report 2012
42

Columbia Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended October 31, 2012.

Note 10. Significant Risks

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market's assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Mortgage-Backed Securities Risk

The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market's assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012
43

Columbia Bond Fund

Board Consideration and Approval of
Advisory Agreement

At meetings held on March 7, 2012 and June 6, 2012, respectively, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Bond Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve each continuation of the Advisory Agreement.

In connection with their deliberations regarding each continuation of the Advisory Agreement, the Committee and the Board requested and evaluated materials from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 6, 2012, April 25, 2012 and June 5, 2012, and at the Board meetings held on March 7, 2012 and June 6, 2012. In addition, the Board considers matters bearing on the Advisory Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on the legal standard for consideration by the Board and otherwise assisted the Board in its deliberations.

On March 6, 2012, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On March 7, 2012, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund. The Committee and the Board met in June 2012 to consider the continuation of the Advisory Agreement for the one-year period ending June 30, 2013, so as to permit the annual consideration of the Advisory Agreement to be conducted each June. On June 5, 2012, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On June 6, 2012, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of the Fund's benchmarks and the performance of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by an independent third-party data provider);

•  The terms and conditions of the Advisory Agreement, including that the advisory fee rates payable by the Fund would not change;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement, noting in the case of the Transfer and Dividend Disbursing Agent Agreement certain proposed changes to the fee rates payable thereunder;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

Semiannual Report 2012
44

Columbia Bond Fund

Board Consideration and Approval of
Advisory Agreement (continued)

•  Information regarding the management fees and investment performance of any comparable portfolios of other clients of the Investment Manager, including institutional separate accounts; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services to be Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, the quality of the Investment Manager's investment research capabilities and trade execution services, and the other resources that the Investment Manager devotes to the Fund. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate administrative services agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement supported the continuation of such agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of an independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. In the case of each Fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund's Advisory Agreement. Those factors varied from fund to fund, but included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2011, the Fund's performance was in the forty-sixth, seventieth and eightieth percentiles (where the best performance would be in the first percentile) of its category selected by an independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the performance of

Semiannual Report 2012
45

Columbia Bond Fund

Board Consideration and Approval of
Advisory Agreement (continued)

the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees to be charged to the Fund under the Advisory Agreement as well as the total expenses to be incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its expected total expense ratio as a percentage of average daily net assets. The Committee and the Board noted that the Fund's actual management fee and total net expense ratio are ranked in the first quintile against the Fund's expense universe as determined by an independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also considered the fact that the advisory fee rates payable by the Fund to the Investment Manager under the Advisory Agreement were the same as those currently paid by the Fund to the Investment Manager.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services to be Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to any institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the fund, the expense ratio of the fund, and the implementation of expense limitations with respect to the fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

Semiannual Report 2012
46

Columbia Bond Fund

Board Consideration and Approval of
Advisory Agreement (continued)

In considering these issues, the Committee and the Board also considered the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio brokerage for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that would be in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. No single item was identified as paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

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48

Columbia Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ended June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012
49

Columbia Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1180 D (12/12)

Semiannual Report

October 31, 2012

Columbia Corporate Income Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Corporate Income Fund

President's Message

Dear Shareholders,

Stocks rebound around the world

After a weak second quarter, U.S. stock market averages rebounded in the third quarter, erasing earlier losses and boosting year-to-date returns well into double digits. Welcome news from Europe and additional quantitative easing in the United States by the Federal Reserve Board helped bolster the rally. The Standard & Poor's 500 Index (S&P 500 Index) rose 6.35% (total return) for the quarter. The Dow Jones Industrial Average advanced 4.32% for the same period. From the beginning of the calendar year through September 30, 2012, the S&P 500 Index was up 16.44% (total return). And, as of the end of September, the S&P 500 Index stood at 1,440 — approximately 8% below its all-time high of 1,565 that was set on October 9, 2007.

Outside the United States, stock markets of both developed and emerging market economies rebounded, as measured in U.S. dollars. Investors responded favorably to the announcement of policy measures aimed to resolve the eurozone crisis, which could potentially have a favorable impact on growth in emerging market economies. A weaker dollar also benefited returns to U.S. investors.

Solid gains for fixed income

Within fixed income, investors appeared to be increasingly willing to take on risk as they abandoned higher quality sectors that dominated the performance rankings in the second quarter and favored riskier sectors, where yield spreads tightened by a significant margin. Fixed-income returns were strong, but unlike equities, they have been less volatile, accumulating steadily over the course of the year. Gains were the highest for high-yield and emerging market bonds. By contrast, government issued debt securities eked out smaller gains.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Corporate Income Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	24
Statement of Operations	26
Statement of Changes in Net Assets	27
Financial Highlights	29
Notes to Financial Statements	35
Board Consideration and Approval of Advisory Agreement	43
Important Information About This Report	49

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Corporate Income Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Corporate Income Fund (the Fund) Class A shares returned 6.77% excluding sales charges for the six-month period that ended October 31, 2012.

>  The Fund outperformed its primary benchmark, the Barclays U.S. Corporate Index, and its New Blended Index, which both returned 6.34% for the same time period.

>  The Fund outperformed its former primary benchmark, the Barclays Credit Bond Index, which returned 5.86%, and its Former Blended Index, which returned 5.89% for the same time period.

Average Annual Total Returns (%) (for period ended October 31, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	07/31/00
Excluding sales charges		6.77	10.86	8.15	7.03
Including sales charges		1.73	5.62	7.10	6.51
Class B	07/15/02
Excluding sales charges		6.37	10.04	7.35	6.23
Including sales charges		1.37	5.04	7.05	6.23
Class C	07/15/02
Excluding sales charges		6.45	10.19	7.50	6.39
Including sales charges		5.45	9.19	7.50	6.39
Class I*	09/27/10	6.99	11.31	8.47	7.35
Class W*	09/27/10	6.77	10.85	8.15	7.06
Class Z	03/05/86	6.90	11.13	8.42	7.32
Barclays U.S. Corporate Index		6.34	10.21	8.08	6.84
Barclays Credit Bond Index (former primary benchmark)		5.86	9.71	7.88	6.69
New Blended Benchmark		6.34	10.65	8.32	7.46
Former Blended Benchmark		5.89	10.36	8.21	7.39

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays U.S. Corporate Index measures the investment grade, fixed-rate, taxable, corporate bond market.

The New Blended Benchmark is a weighted custom composite, established by the Investment Manager, consisting of an 85% weighting in the Barclays U.S. Corporate Index and a 15% weighting in the Bank of America/ Merrill Lynch U.S. High Yield Cash Pay Constrained Index. The Bank of America Merrill Lynch U.S. High Yield Cash Pay Constrained Index tracks the performance of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period that is publicly issued in the U.S. domestic market.

The Barclays Credit Bond Index, the Fund's former primary benchmark, is an index of publicly issued investment grade, corporate securities and dollar-denominated SEC registered global debentures.

The Former Blended Benchmark is a weighted custom composite, established by the Investment Manager, consisting of an 85% weighting in the Barclays Credit Bond Index and a 15% weighting in the JPMorgan Global High Yield Index. The JPMorgan Global High Yield Index is designed to mirror the investable universe of the U.S. dollar global high yield corporate debt market including domestic and international issues.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2012
2

Columbia Corporate Income Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at October 31, 2012)
Common Stocks	0.0	(a)
Financials	0.0	(a)
Corporate Bonds & Notes	87.9
Consumer Discretionary	6.4
Consumer Staples	7.8
Energy	10.2
Financials	14.3
Health Care	4.7
Industrials	10.1
Materials	2.7
Telecommunication	10.5
Utilities	21.2
Money Market Funds	11.3
Residential Mortgage-Backed Securities — Agency	0.0	(a)
Senior Loans	0.7
Consumer Discretionary	0.2
Consumer Staples	0.0	(a)
Financials	0.2
Health Care	0.1
Industrials	0.1
Materials	0.0	(a)
Telecommunication	0.1
U.S. Treasury Obligations	0.1
Warrants	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's portfolio composition is subject to change.

(a) Rounds to less than 0.1%.

Quality Breakdown (%) (at October 31, 2012)
AAA rating	0.2
AA rating	0.9
A rating	17.1
BBB rating	64.2
BB rating	7.1
B rating	8.2
CC rating	0.0	(a)
CCC rating	2.3
Not rated	0.0	(a)
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by any of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

(a) Rounds to less than 0.1%.

Portfolio Management

Tom Murphy, CFA

Tim Doubek, CFA

Brian Lavin, CFA

Semiannual Report 2012
3

Columbia Corporate Income Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2012 – October 31, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,067.70	1,020.47	4.90	4.79	0.94
Class B	1,000.00	1,000.00	1,063.70	1,016.69	8.79	8.59	1.69
Class C	1,000.00	1,000.00	1,064.50	1,017.44	8.01	7.83	1.54
Class I	1,000.00	1,000.00	1,069.90	1,022.58	2.71	2.65	0.52
Class W	1,000.00	1,000.00	1,067.70	1,020.47	4.90	4.79	0.94
Class Z	1,000.00	1,000.00	1,069.00	1,021.73	3.60	3.52	0.69

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Semiannual Report 2012
4

Columbia Corporate Income Fund

Portfolio of Investments

October 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 87.2%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.2%
ADS Tactical, Inc. Senior Secured(a) 04/01/18	11.000%	935,000	925,650
B/E Aerospace, Inc. Senior Unsecured 04/01/22	5.250%	897,000	937,365
Bombardier, Inc. Senior Unsecured(a) 05/01/14	6.300%	105,000	110,644
Huntington Ingalls Industries, Inc. 03/15/18	6.875%	1,140,000	1,231,200
Kratos Defense & Security Solutions, Inc. Senior Secured 06/01/17	10.000%	1,865,000	2,014,200
L-3 Communications Corp. 02/15/21	4.950%	9,200,000	10,407,997
Lockheed Martin Corp. Senior Unsecured 09/15/21	3.350%	10,190,000	10,819,385
Northrop Grumman Corp. Senior Unsecured 03/15/21	3.500%	6,239,000	6,762,876
Oshkosh Corp. 03/01/17	8.250%	149,000	162,224
03/01/20	8.500%	684,000	753,255
TransDigm, Inc. Senior Subordinated Notes(a) 10/15/20	5.500%	325,000	329,063
Total			34,453,859
Airlines —%
Continental Airlines 1997-1 Class A Pass-Through Trust 04/01/15	7.461%	510,879	532,591
Automotive 0.4%
Allison Transmission, Inc.(a) 05/15/19	7.125%	578,000	615,570
Chrysler Group LLC/Co-Issuer, Inc. Secured 06/15/19	8.000%	847,000	900,996
06/15/21	8.250%	306,000	327,037
Dana Holding Corp. Senior Unsecured 02/15/19	6.500%	65,000	67,925
02/15/21	6.750%	316,000	336,540
Delphi Corp. 05/15/19	5.875%	301,000	321,694
05/15/21	6.125%	89,000	98,345

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lear Corp. 03/15/18	7.875%	347,000	378,230
03/15/20	8.125%	342,000	382,185
Schaeffler Finance BV Senior Secured(a)(b) 02/15/19	8.500%	416,000	469,040
Visteon Corp.(b) 04/15/19	6.750%	1,573,000	1,618,224
Total			5,515,786
Banking 6.3%
Bank of America Corp. Senior Unsecured 05/13/21	5.000%	20,910,000	23,588,132
Citigroup, Inc. Senior Unsecured(b) 01/14/22	4.500%	11,460,000	12,651,479
Goldman Sachs Group, Inc. (The) Senior Unsecured 06/15/20	6.000%	6,125,000	7,191,075
01/24/22	5.750%	16,935,000	19,659,452
JPMorgan Chase & Co. Senior Unsecured 08/15/21	4.350%	4,290,000	4,794,946
09/23/22	3.250%	5,715,000	5,857,978
Morgan Stanley Senior Unsecured 07/28/21	5.500%	20,490,000	22,773,098
Synovus Financial Corp. Senior Unsecured 02/15/19	7.875%	444,000	501,720
Washington Mutual Bank Subordinated Notes(c)(d)(e) 01/15/15	5.125%	6,350,000	9,525
Total			97,027,405
Brokerage 0.1%
E*Trade Financial Corp. Senior Unsecured 11/30/17	12.500%	898,000	1,016,985
Nuveen Investments, Inc. Senior Unsecured(a) 10/15/20	9.500%	548,000	552,110
Total			1,569,095
Building Materials 0.1%
Gibraltar Industries, Inc. 12/01/15	8.000%	480,000	488,400
Interface, Inc. 12/01/18	7.625%	461,000	498,456

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
5

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Norcraft Companies LP/Finance Corp. Secured 12/15/15	10.500%	399,000	400,995
Nortek, Inc. 12/01/18	10.000%	45,000	49,894
04/15/21	8.500%	267,000	287,025
Total			1,724,770
Chemicals 1.0%
Ashland, Inc. Senior Unsecured(a) 08/15/22	4.750%	356,000	363,120
Celanese U.S. Holdings LLC(b) 06/15/21	5.875%	578,000	643,747
Dow Chemical Co. (The) Senior Unsecured 11/15/20	4.250%	3,632,000	4,025,887
Hexion US Finance Corp. Senior Secured 04/15/20	6.625%	324,000	323,190
Huntsman International LLC(b) 03/15/21	8.625%	230,000	261,625
JM Huber Corp. Senior Notes(a) 11/01/19	9.875%	520,000	577,200
Koppers, Inc. 12/01/19	7.875%	96,000	105,360
LyondellBasell Industries NV Senior Unsecured 11/15/21	6.000%	2,219,000	2,565,719
LyondellBasell Industries NV(b) Senior Unsecured 04/15/24	5.750%	2,661,000	3,080,107
MPM Escrow LLC/Finance Corp. Senior Secured(a) 10/15/20	8.875%	642,000	629,160
MacDermid, Inc.(a) 04/15/17	9.500%	682,000	712,690
Nova Chemicals Corp. Senior Unsecured 11/01/16	8.375%	360,000	396,900
11/01/19	8.625%	353,000	399,773
Nufarm Australia Ltd.(a) 10/15/19	6.375%	184,000	188,600
Polypore International, Inc. 11/15/17	7.500%	716,000	773,280
Rockwood Specialties Group, Inc. 10/15/20	4.625%	1,221,000	1,257,630
Total			16,303,988

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.3%
CNH Capital LLC(a) 11/01/16	6.250%	731,000	789,480
Senior Notes 11/01/15	3.875%	71,000	72,775
Case New Holland, Inc. 12/01/17	7.875%	914,000	1,073,950
Columbus McKinnon Corp. 02/01/19	7.875%	559,000	599,527
Neff Rental LLC/Finance Corp. Secured(a) 05/15/16	9.625%	408,000	414,120
Terex Corp. 04/01/20	6.500%	264,000	277,200
UR Merger Sub Corp. 06/15/16	10.875%	74,000	82,418
12/15/19	9.250%	501,000	568,635
Senior Unsecured 02/01/21	8.250%	120,000	132,600
UR Merger Sub Corp.(a) 05/15/20	7.375%	467,000	504,360
04/15/22	7.625%	713,000	780,735
Secured 07/15/18	5.750%	109,000	116,903
Total			5,412,703
Consumer Cyclical Services 0.1%
Goodman Networks, Inc. Senior Secured(a) 07/01/18	12.375%	680,000	731,000
Monitronics International, Inc. 04/01/20	9.125%	340,000	354,450
Total			1,085,450
Consumer Products 0.5%
Alphabet Holding Co., Inc. Senior Unsecured PIK(a) 11/01/17	7.750%	317,000	320,170
Clorox Co. (The) Senior Unsecured 09/15/22	3.050%	5,185,000	5,366,195
Libbey Glass, Inc. Senior Secured(a) 05/15/20	6.875%	251,000	269,825
Serta Simmons Holdings LLC Senior Notes(a) 10/01/20	8.125%	809,000	820,124

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
6

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Spectrum Brands, Inc.(a) 03/15/20	6.750%	790,000	806,787
Total			7,583,101
Diversified Manufacturing 0.5%
Actuant Corp. 06/15/22	5.625%	326,000	336,595
Amsted Industries, Inc. Senior Notes(a) 03/15/18	8.125%	375,000	405,000
General Electric Co. Senior Unsecured 10/09/42	4.125%	6,760,000	7,083,527
Tomkins LLC/Inc. Secured 10/01/18	9.000%	291,000	325,920
Total			8,151,042
Electric 11.6%
AES Corp. Senior Unsecured 07/01/21	7.375%	962,000	1,075,035
American Electric Power Co., Inc. Senior Unsecured 06/01/15	5.250%	4,580,000	5,026,358
Appalachian Power Co. Senior Unsecured(b) 03/30/21	4.600%	6,290,000	7,344,531
Arizona Public Service Co. Senior Unsecured 08/01/16	6.250%	3,961,000	4,640,137
CMS Energy Corp. Senior Unsecured 09/30/15	4.250%	995,000	1,056,690
12/15/15	6.875%	10,205,000	11,621,791
Calpine Corp. Senior Secured(a) 02/15/21	7.500%	1,092,000	1,193,010
Carolina Power & Light Co. 1st Mortgage 05/15/42	4.100%	400,000	429,793
DTE Energy Co. Senior Unsecured 05/15/14	7.625%	955,000	1,053,231
06/01/16	6.350%	14,800,000	17,420,266
Dominion Resources, Inc. Senior Unsecured 01/15/19	8.875%	1,500,000	2,031,531
08/15/19	5.200%	1,257,000	1,516,398

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Corp. Senior Unsecured 09/15/19	5.050%	9,750,000	11,588,275
09/15/21	3.550%	5,000,000	5,358,925
08/15/22	3.050%	5,415,000	5,559,873
Duke Energy Ohio, Inc. 1st Mortgage 04/01/19	5.450%	3,651,000	4,444,888
GenOn Energy, Inc. Senior Unsecured 10/15/18	9.500%	171,000	194,940
Indiana Michigan Power Co. Senior Unsecured 12/01/15	5.650%	1,500,000	1,687,168
03/15/37	6.050%	6,615,000	8,265,879
Ipalco Enterprises, Inc. Senior Secured(a) 04/01/16	7.250%	330,000	366,712
Nevada Power Co. 05/15/18	6.500%	5,730,000	7,221,800
08/01/18	6.500%	136,000	172,401
Oncor Electric Delivery Co. LLC Senior Secured 09/30/17	5.000%	4,000,000	4,564,712
12/01/41	4.550%	1,625,000	1,658,262
06/01/42	5.300%	4,320,000	4,917,344
PacifiCorp 1st Mortgage 01/15/19	5.500%	3,035,000	3,713,074
Pacific Gas & Electric Co. Senior Unsecured 04/15/42	4.450%	1,960,000	2,179,348
Progress Energy, Inc. Senior Unsecured 12/01/19	4.875%	955,000	1,108,830
04/01/22	3.150%	9,780,000	10,072,608
Public Service Co. of Colorado 1st Refunding Mortgage 09/15/42	3.600%	4,585,000	4,640,378
Sierra Pacific Power Co. 05/15/16	6.000%	6,002,000	7,015,744
Tampa Electric Co. Senior Unsecured 05/15/21	5.400%	7,741,000	9,667,038
06/15/42	4.100%	850,000	941,188
Toledo Edison Co. (The) Senior Secured(b) 05/15/37	6.150%	9,865,000	12,821,462

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
7

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransAlta Corp. Senior Unsecured 01/15/15	4.750%	6,750,000	7,151,924
Xcel Energy, Inc. Senior Unsecured 05/15/20	4.700%	8,775,000	10,371,962
Total			180,093,506
Entertainment 0.7%
AMC Entertainment, Inc. 06/01/19	8.750%	606,000	669,630
12/01/20	9.750%	51,000	57,248
Cinemark U.S.A., Inc 06/15/21	7.375%	73,000	80,482
Six Flags, Inc.(a)(c)(d)(f) 06/01/14	9.625%	259,000	—
Time Warner, Inc. 03/29/41	6.250%	7,695,000	9,969,019
Total			10,776,379
Environmental 1.3%
Clean Harbors, Inc.(a) 08/01/20	5.250%	607,000	622,175
Waste Management, Inc. 06/30/20	4.750%	13,785,000	15,988,987
09/15/22	2.900%	3,615,000	3,631,300
Total			20,242,462
Food and Beverage 6.2%
Beam, Inc. Senior Unsecured 05/15/22	3.250%	11,190,000	11,752,398
ConAgra Foods, Inc. Senior Unsecured 06/15/17	5.819%	4,925,000	5,745,894
09/15/22	3.250%	6,460,000	6,604,581
Cott Beverages, Inc. 11/15/17	8.375%	105,000	114,975
09/01/18	8.125%	337,000	374,070
Diageo Capital PLC 07/15/20	4.828%	3,245,000	3,884,596
General Mills, Inc. Senior Unsecured 02/15/19	5.650%	7,357,000	9,037,891
Heineken NV Senior Unsecured(a) 04/01/22	3.400%	12,760,000	13,633,065

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kraft Foods Group, Inc.(a) Senior Unsecured 08/23/18	6.125%	10,510,000	13,101,879
02/10/20	5.375%	1,767,000	2,168,655
06/04/42	5.000%	5,055,000	5,903,588
Molson Coors Brewing Co. 05/01/22	3.500%	3,645,000	3,907,859
Mondelez International, Inc. Senior Unsecured 08/11/17	6.500%	1,735,000	2,148,870
02/10/20	5.375%	1,608,000	1,973,654
Pinnacle Foods Finance LLC/Corp. 04/01/15	9.250%	142,000	145,017
SABMiller Holdings, Inc.(a) 01/15/22	3.750%	7,208,000	7,927,647
SABMiller PLC Senior Unsecured(a) 07/15/18	6.500%	6,165,000	7,736,913
Total			96,161,552
Gaming 0.3%
Caesars Entertainment Operating Co., Inc. Senior Secured(a) 02/15/20	8.500%	568,000	558,060
MGM Resorts International 03/01/18	11.375%	573,000	673,275
Senior Secured 03/15/20	9.000%	301,000	336,367
MGM Resorts International(a) 10/01/20	6.750%	121,000	120,093
Penn National Gaming, Inc. Senior Subordinated Notes 08/15/19	8.750%	535,000	597,862
ROC Finance LLC/Corp. Secured(a) 09/01/18	12.125%	711,000	821,205
Seminole Indian Tribe of Florida(a) 10/01/20	7.804%	430,000	439,464
Senior Secured 10/01/20	6.535%	251,000	270,159
Seneca Gaming Corp.(a) 12/01/18	8.250%	633,000	667,024
Tunica-Biloxi Gaming Authority Senior Unsecured(a) 11/15/15	9.000%	203,000	184,730
Total			4,668,239

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
8

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gas Pipelines 9.4%
CenterPoint Energy Resources Corp. Senior Unsecured 11/01/17	6.125%	7,966,000	9,702,723
Colorado Interstate Gas Co. LLC Senior Unsecured 11/15/15	6.800%	6,980,000	8,098,042
El Paso LLC Senior Unsecured 09/15/20	6.500%	2,084,000	2,329,912
01/15/32	7.750%	348,000	415,301
Enterprise Products Operating LLC 03/01/15	5.000%	1,800,000	1,961,361
02/01/41	5.950%	3,520,000	4,374,396
02/15/42	5.700%	2,455,000	2,966,246
Gulfstream Natural Gas System LLC Senior Unsecured(a) 06/01/16	6.950%	5,045,000	5,975,525
Kinder Morgan Energy Partners LP Senior Unsecured 02/15/20	6.850%	10,812,000	13,810,730
09/15/20	5.300%	8,000,000	9,479,032
09/01/22	3.950%	208,000	227,304
MarkWest Energy Partners LP/Finance Corp. 06/15/22	6.250%	764,000	828,940
02/15/23	5.500%	753,000	790,650
Midcontinent Express Pipeline LLC Senior Unsecured(a) 09/15/14	5.450%	9,295,000	9,672,126
NiSource Finance Corp. 09/15/20	5.450%	9,030,000	10,724,489
Northwest Pipeline GP Senior Unsecured 04/15/17	5.950%	8,479,000	9,888,728
06/15/18	6.050%	1,985,000	2,422,024
Plains All American Pipeline LP/Finance Corp. 05/01/18	6.500%	2,130,000	2,611,621
Senior Unsecured 06/01/22	3.650%	3,500,000	3,791,623
Regency Energy Partners LP/Corp. 04/15/23	5.500%	787,000	818,480
Regency Energy Partners LP/Finance Corp. 07/15/21	6.500%	812,000	881,020
Rockies Express Pipeline LLC Senior Unsecured(a) 04/15/15	3.900%	12,795,000	12,667,050
Southern Natural Gas Co. LLC Senior Unsecured(a) 04/01/17	5.900%	16,345,000	19,159,446

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern Star Central Corp. Senior Unsecured 03/01/16	6.750%	65,000	66,219
Southern Star Central Corp.(a) Senior Unsecured 03/01/16	6.750%	375,000	385,312
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured 04/15/16	6.400%	9,158,000	10,687,395
Transcontinental Gas Pipe Line Co. LLC(a) Senior Unsecured 08/01/42	4.450%	1,085,000	1,162,152
Total			145,897,847
Health Care 3.0%
American Renal Associates Holdings, Inc. Senior Unsecured PIK 03/01/16	9.750%	69,895	74,089
American Renal Holdings, Inc. Senior Secured 05/15/18	8.375%	875,000	925,312
Biomet, Inc. 10/15/17	10.000%	266,000	280,630
Biomet, Inc.(a) 08/01/20	6.500%	1,137,000	1,173,952
10/01/20	6.500%	367,000	356,908
CHS/Community Health Systems, Inc. 11/15/19	8.000%	881,000	950,379
07/15/20	7.125%	116,000	122,670
Senior Secured 08/15/18	5.125%	825,000	855,937
Cardinal Health, Inc. Senior Unsecured 12/15/20	4.625%	7,445,000	8,549,138
ConvaTec Healthcare E SA Senior Unsecured(a) 12/15/18	10.500%	1,022,000	1,108,870
DaVita HealthCare Partners, Inc. 08/15/22	5.750%	630,000	658,350
Emdeon, Inc. 12/31/19	11.000%	525,000	602,437
Express Scripts Holding Co. 05/15/16	3.125%	6,000,000	6,388,128
Fresenius Medical Care U.S. Finance II, Inc.(a) 07/31/19	5.625%	192,000	202,080
01/31/22	5.875%	248,000	263,810
Fresenius Medical Care U.S. Finance, Inc.(a) 09/15/18	6.500%	716,000	801,920

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
9

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HCA Holdings, Inc. Senior Unsecured 05/15/21	7.750%	555,000	598,013
HCA, Inc. 02/15/22	7.500%	291,000	325,193
05/01/23	5.875%	161,000	162,610
Senior Secured 02/15/20	6.500%	1,171,000	1,293,955
09/15/20	7.250%	1,062,000	1,174,837
05/01/23	4.750%	107,000	107,000
Hanger, Inc. 11/15/18	7.125%	662,000	691,790
Health Management Associates, Inc. 01/15/20	7.375%	421,000	453,628
HealthSouth Corp. 02/15/20	8.125%	340,000	373,150
09/15/22	7.750%	29,000	31,755
Hologic, Inc.(a) 08/01/20	6.250%	254,000	269,240
Hospira, Inc. Senior Unsecured 05/15/15	6.400%	8,065,000	9,055,918
IASIS Healthcare LLC/Capital Corp. 05/15/19	8.375%	1,409,000	1,296,280
IMS Health, Inc. Senior Unsecured(a) 11/01/20	6.000%	352,000	358,160
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured(a) 11/01/18	10.500%	339,000	361,035
Multiplan, Inc.(a) 09/01/18	9.875%	1,164,000	1,280,400
Physio-Control International, Inc. Senior Secured(a) 01/15/19	9.875%	505,000	552,975
Physiotherapy Associates Holdings, Inc. Senior Unsecured(a) 05/01/19	11.875%	350,000	359,625
Radnet Management, Inc. 04/01/18	10.375%	220,000	221,100
Rural/Metro Corp. Senior Unsecured(a) 07/15/19	10.125%	245,000	229,688
STHI Holding Corp. Secured(a) 03/15/18	8.000%	243,000	260,010
Tenet Healthcare Corp.(a) 02/01/20	6.750%	277,000	275,269

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Senior Secured 06/01/20	4.750%	638,000	632,417
Truven Health Analytics, Inc. Senior Unsecured(a)(b) 06/01/20	10.625%	334,000	358,215
United Surgical Partners International, Inc. 04/01/20	9.000%	362,000	396,390
Universal Hospital Services, Inc. Secured(a) 08/15/20	7.625%	218,000	226,175
VWR Funding, Inc.(a) 09/15/17	7.250%	49,000	49,613
Vanguard Health Holding Co. II LLC/Inc. 02/01/18	8.000%	640,000	665,600
02/01/19	7.750%	911,000	945,162
Total			46,319,813
Healthcare Insurance 1.2%
AMERIGROUP Corp. Senior Unsecured 11/15/19	7.500%	548,000	639,790
Aetna, Inc. Senior Unsecured 05/15/42	4.500%	3,565,000	3,728,662
UnitedHealth Group, Inc. Senior Unsecured 10/15/42	3.950%	1,815,000	1,839,092
WellPoint, Inc. Senior Unsecured 01/15/23	3.300%	3,528,000	3,649,310
05/15/42	4.625%	7,605,000	8,076,769
Total			17,933,623
Home Construction 0.1%
Beazer Homes USA, Inc. 05/15/19	9.125%	249,000	261,450
KB Home 03/15/20	8.000%	248,000	277,140
09/15/22	7.500%	219,000	237,068
Meritage Homes Corp. 04/01/22	7.000%	248,000	267,840
Shea Homes LP/Funding Corp. Senior Secured 05/15/19	8.625%	438,000	487,275
Taylor Morrison Communities, Inc./Monarch, Inc.(a) 04/15/20	7.750%	183,000	194,895
Taylor Morrison Communities, Inc./Monarch(a) 04/15/20	7.750%	534,000	568,710
Total			2,294,378

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
10

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 6.4%
Anadarko Petroleum Corp. Senior Unsecured 09/15/16	5.950%	17,510,000	20,339,826
Antero Resources Finance Corp. 12/01/17	9.375%	35,000	38,588
08/01/19	7.250%	120,000	129,600
Canadian Oil Sands Ltd. Senior Unsecured(a) 04/01/42	6.000%	4,170,000	5,079,419
Carrizo Oil & Gas, Inc. 10/15/18	8.625%	839,000	904,023
Chesapeake Energy Corp. 11/15/20	6.875%	480,000	508,800
02/15/21	6.125%	984,000	996,300
Chesapeake Energy Corp.(b) 08/15/20	6.625%	443,000	462,935
Comstock Resources, Inc. 06/15/20	9.500%	711,000	760,770
Concho Resources, Inc. 10/01/17	8.625%	359,000	393,105
01/15/21	7.000%	1,594,000	1,769,340
01/15/22	6.500%	174,000	190,965
04/01/23	5.500%	88,000	92,180
Continental Resources, Inc. 10/01/19	8.250%	240,000	270,600
10/01/20	7.375%	382,000	429,750
04/01/21	7.125%	457,000	514,125
09/15/22	5.000%	4,067,000	4,280,517
Continental Resources, Inc.(a) 09/15/22	5.000%	254,000	267,970
EP Energy LLC/Everest Acquisition Finance, Inc.(a) 09/01/22	7.750%	111,000	114,885
EP Energy LLC/Finance, Inc. Senior Unsecured(a) 05/01/20	9.375%	1,189,000	1,313,845
EnCana Corp. Senior Unsecured(b) 11/15/41	5.150%	6,865,000	7,520,223
Halcon Resources Corp. Senior Unsecured(a)(g) 05/15/21	8.875%	420,000	425,775
Hess Corp. Senior Unsecured(b) 02/15/41	5.600%	7,271,000	8,758,906
Kodiak Oil & Gas Corp.(a) 12/01/19	8.125%	1,903,000	2,074,270
Laredo Petroleum, Inc. 02/15/19	9.500%	1,289,000	1,463,015
05/01/22	7.375%	352,000	383,680

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MEG Energy Corp.(a) 03/15/21	6.500%	975,000	1,045,687
01/30/23	6.375%	377,000	403,390
Newfield Exploration Co. Senior Unsecured 07/01/24	5.625%	984,000	1,050,420
Noble Energy, Inc. Senior Unsecured 12/15/21	4.150%	4,220,000	4,651,807
Oasis Petroleum, Inc. 02/01/19	7.250%	653,000	698,710
11/01/21	6.500%	834,000	881,955
01/15/23	6.875%	860,000	911,600
Pioneer Natural Resources Co. Senior Unsecured 07/15/22	3.950%	4,170,000	4,463,143
Plains Exploration & Production Co. 11/15/20	6.500%	1,459,000	1,459,000
02/15/23	6.875%	1,101,000	1,099,624
QEP Resources, Inc. Senior Unsecured 05/01/23	5.250%	890,000	927,825
QEP Resources, Inc.(b) Senior Unsecured 10/01/22	5.375%	727,000	760,624
Range Resources Corp. 05/15/19	8.000%	105,000	116,025
06/01/21	5.750%	705,000	754,350
08/15/22	5.000%	128,000	133,760
SM Energy Co. Senior Unsecured 11/15/21	6.500%	294,000	309,435
01/01/23	6.500%	286,000	298,870
SandRidge Energy, Inc.(a)(b) 02/15/23	7.500%	264,000	273,240
Whiting Petroleum Corp. 10/01/18	6.500%	35,000	37,756
Woodside Finance Ltd.(a) 11/15/13	5.000%	13,555,000	14,067,460
05/10/21	4.600%	4,295,000	4,795,629
Total			98,623,722
Integrated Energy 1.3%
Cenovus Energy, Inc. Senior Unsecured 09/15/42	4.450%	4,915,000	5,303,418
Petro-Canada Senior Unsecured(b) 05/15/18	6.050%	12,320,000	15,125,079
Total			20,428,497

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
11

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 2.0%
Hartford Financial Services Group, Inc. Senior Unsecured 04/15/42	6.625%	5,165,000	6,697,791
MetLife, Inc. Senior Unsecured 02/08/21	4.750%	5,050,000	5,857,763
MetLife, Inc.(b) Senior Unsecured 12/15/22	3.048%	4,980,000	5,050,522
Prudential Covered Trust Secured(a) 09/30/15	2.997%	5,557,500	5,770,380
Prudential Financial, Inc. Senior Unsecured 05/12/41	5.625%	6,305,000	7,456,337
Total			30,832,793
Lodging 0.1%
Choice Hotels International, Inc. 07/01/22	5.750%	271,000	296,745
Wyndham Worldwide Corp. Senior Unsecured 12/01/16	6.000%	1,000	1,120
03/01/20	7.375%	395,000	480,665
Total			778,530
Media Cable 3.3%
CCO Holdings LLC/Capital Corp. 01/15/19	7.000%	162,000	174,150
01/31/22	6.625%	1,047,000	1,135,995
09/30/22	5.250%	887,000	891,435
CSC Holdings LLC Senior Unsecured 02/15/19	8.625%	425,000	503,625
CSC Holdings LLC(a) Senior Unsecured 11/15/21	6.750%	496,000	551,800
Cablevision Systems Corp. Senior Unsecured 04/15/20	8.000%	290,000	325,525
Cequel Communications Escrow 1 LLC/Capital Corp. Senior Unsecured(a) 09/15/20	6.375%	378,000	382,725
Comcast Corp. 08/15/37	6.950%	9,525,000	13,231,730
DIRECTV Holdings LLC/Financing Co., Inc. 03/15/22	3.800%	7,950,000	8,283,264
08/15/40	6.000%	2,000,000	2,300,344

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH DBS Corp. 09/01/19	7.875%	840,000	984,900
06/01/21	6.750%	965,000	1,074,769
Dish DBS Corp. 07/15/22	5.875%	403,000	423,150
Quebecor Media, Inc. Senior Unsecured 03/15/16	7.750%	344,000	352,885
Quebecor Media, Inc.(a) Senior Unsecured 01/15/23	5.750%	879,000	896,580
Time Warner Cable, Inc. 07/01/18	6.750%	2,703,000	3,421,814
Time Warner Cable, Inc.(b) 02/01/20	5.000%	14,025,000	16,520,274
Videotron Ltd. 07/15/22	5.000%	286,000	296,010
WaveDivision Escrow LLC/Corp. Senior Unsecured(a) 09/01/20	8.125%	19,000	19,570
Total			51,770,545
Media Non-Cable 4.4%
AMC Networks, Inc. 07/15/21	7.750%	433,000	491,455
BSKYB Finance UK PLC(a) 10/15/15	5.625%	2,050,000	2,328,898
British Sky Broadcasting Group PLC(a) 02/15/18	6.100%	5,045,000	6,002,142
Clear Channel Communications, Inc. 08/01/16	10.750%	356,000	263,440
Clear Channel Worldwide Holdings Inc, Class A 03/15/20	7.625%	172,000	162,110
Clear Channel Worldwide Holdings, Inc. 12/15/17	9.250%	896,000	960,960
03/15/20	7.625%	1,614,000	1,537,335
Getty Images LLC/Inc. Senior Notes(a) 10/15/20	7.000%	898,000	911,470
Hughes Satellite Systems Corp. 06/15/21	7.625%	720,000	801,000
Senior Secured 06/15/19	6.500%	281,000	300,670
Intelsat Jackson Holdings SA 04/01/19	7.250%	355,000	380,738
Intelsat Jackson Holdings SA(a) 10/15/20	7.250%	1,504,000	1,594,240
12/15/22	6.625%	385,000	382,113

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
12

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Intelsat Luxembourg SA PIK 02/04/17	11.500%	710,000	747,275
NBCUniversal Media, Inc. Senior Unsecured 01/15/23	2.875%	7,280,000	7,337,235
National CineMedia LLC Senior Unsecured 07/15/21	7.875%	511,000	558,268
National CineMedia LLC(a) Senior Secured 04/15/22	6.000%	547,000	577,085
News America, Inc.(a) 09/15/22	3.000%	22,170,000	22,595,354
Nielsen Finance LLC/Co. 10/15/18	7.750%	787,000	885,375
Nielsen Finance LLC/Co.(a) 10/01/20	4.500%	1,395,000	1,384,537
Reed Elsevier Capital, Inc.(a) 10/15/22	3.125%	3,525,000	3,566,929
Salem Communications Corp. Secured 12/15/16	9.625%	607,000	675,287
Starz LLC/Finance Corp. Senior Notes(a) 09/15/19	5.000%	362,000	370,145
TCM Sub LLC(a) 01/15/15	3.550%	10,270,000	10,808,641
Univision Communications, Inc.(a) Senior Secured 11/01/20	7.875%	870,000	926,550
09/15/22	6.750%	511,000	511,000
Univision Communications, Inc.(a)(b) 05/15/21	8.500%	871,000	877,532
Total			67,937,784
Metals 1.2%
Alpha Natural Resources, Inc. 06/01/19	6.000%	602,000	526,750
Alpha Natural Resources, Inc.(b) 04/15/18	9.750%	952,000	963,900
ArcelorMittal Senior Unsecured 03/01/41	7.000%	8,865,000	8,120,402
Arch Coal, Inc. 06/15/21	7.250%	367,000	323,878
Calcipar SA Senior Secured(a) 05/01/18	6.875%	819,000	821,047

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FMG Resources August 2006 Proprietary Ltd.(a) 11/01/19	8.250%	1,565,000	1,561,087
Inmet Mining Corp.(a) 06/01/20	8.750%	1,063,000	1,102,862
JMC Steel Group, Inc. Senior Notes(a) 03/15/18	8.250%	571,000	579,565
Peabody Energy Corp. 11/15/18	6.000%	617,000	640,138
Peabody Energy Corp.(b) 11/15/21	6.250%	563,000	581,298
Rain CII Carbon LLC/Corp. Senior Secured(a) 12/01/18	8.000%	521,000	540,538
Vale Overseas Ltd. 01/23/17	6.250%	1,870,000	2,170,451
Total			17,931,916
Non-Captive Consumer 0.2%
SLM Corp. Senior Notes 01/25/16	6.250%	233,000	251,651
Senior Unsecured 03/25/20	8.000%	1,092,000	1,264,667
Springleaf Finance Corp. Senior Unsecured 12/15/17	6.900%	1,033,000	912,914
Total			2,429,232
Non-Captive Diversified 2.8%
Ally Financial, Inc. 02/15/17	5.500%	633,000	669,824
03/15/20	8.000%	1,553,000	1,852,108
09/15/20	7.500%	573,000	675,424
CIT Group, Inc. Senior Unsecured 08/15/17	4.250%	408,000	418,529
CIT Group, Inc.(a) Senior Secured 04/01/18	6.625%	305,000	342,363
Senior Unsecured 02/15/19	5.500%	1,688,000	1,806,160
General Electric Capital Corp. Senior Unsecured 10/17/21	4.650%	30,430,000	34,431,758
International Lease Finance Corp. Senior Unsecured 09/01/17	8.875%	595,000	705,075
05/15/19	6.250%	907,000	977,520
12/15/20	8.250%	735,000	866,381
Total			42,745,142

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
13

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 1.3%
Atwood Oceanics, Inc. Senior Unsecured 02/01/20	6.500%	1,581,000	1,699,575
Green Field Energy Services, Inc.(a) Senior Secured 11/15/16	13.000%	682,000	695,640
Green Field Energy Services, Inc.(a)(d) Senior Secured 11/15/16	13.000%	17,000	17,340
Hiland Partners LP/Finance Corp.(a) 10/01/20	7.250%	1,534,000	1,595,360
Noble Holding International Ltd. 03/15/22	3.950%	4,100,000	4,403,244
Offshore Group Investments Ltd. Senior Secured 08/01/15	11.500%	933,000	1,025,134
Oil States International, Inc. 06/01/19	6.500%	510,000	541,875
Weatherford International Ltd. 03/15/38	7.000%	1,520,000	1,809,939
04/15/42	5.950%	7,290,000	8,005,557
Total			19,793,664
Other Industry 0.1%
Interline Brands, Inc. 11/15/18	7.500%	874,000	943,920
SPL Logistics Escrow LLC/Finance Corp. Senior Secured(a) 08/01/20	8.875%	426,000	452,625
Total			1,396,545
Packaging 0.3%
Ardagh Packaging Finance PLC Senior Secured(a) 10/15/17	7.375%	335,000	360,125
Berry Plastics Corp. Secured 01/15/21	9.750%	528,000	599,280
Crown Americas LLC/Capital Corp. II 05/15/17	7.625%	220,000	233,750
Greif, Inc. Senior Unsecured 02/01/17	6.750%	166,000	183,015
08/01/19	7.750%	275,000	315,563
Reynolds Group Issuer, Inc./LLC 04/15/19	9.000%	1,000	1,013
08/15/19	9.875%	499,000	522,702
02/15/21	8.250%	799,000	785,017

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Senior Secured 04/15/19	7.125%	316,000	336,540
08/15/19	7.875%	281,000	304,885
02/15/21	6.875%	746,000	792,625
Reynolds Group Issuer, Inc./LLC(a)(b) Senior Secured 10/15/20	5.750%	648,000	654,480
Sealed Air Corp.(a) 09/15/21	8.375%	170,000	187,000
Total			5,275,995
Pharmaceuticals 0.5%
Catalent Pharma Solutions, Inc.(a) 10/15/18	7.875%	795,000	802,950
Jaguar Holding Co. I Senior Notes PIK(a) 10/15/17	9.375%	393,000	398,895
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(a) 12/01/19	9.500%	206,000	230,205
Mylan, Inc.(a) 11/15/18	6.000%	660,000	702,900
VPI Escrow Corp.(a) 10/15/20	6.375%	956,000	1,006,190
Valeant Pharmaceuticals International Senior Notes(a) 10/15/20	6.375%	191,000	201,027
Watson Pharmaceuticals, Inc. Senior Unsecured 10/01/22	3.250%	4,795,000	4,941,195
Total			8,283,362
Property & Casualty 2.9%
Alleghany Corp. Senior Unsecured 06/27/22	4.950%	9,180,000	10,240,510
Berkshire Hathaway Finance Corp. 05/15/42	4.400%	4,450,000	4,689,913
CNA Financial Corp. Senior Unsecured 08/15/20	5.875%	11,651,000	13,705,840
Hub International Ltd.(a) 10/15/18	8.125%	756,000	776,790
Liberty Mutual Group, Inc.(a) 06/01/21	5.000%	5,515,000	5,959,123
05/01/22	4.950%	9,406,000	10,271,926
Total			45,644,102

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
14

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 4.2%
Burlington Northern Santa Fe LLC Senior Unsecured 06/01/41	5.400%	1,656,000	2,037,564
09/15/41	4.950%	8,400,000	9,692,483
09/01/42	4.375%	3,705,000	4,021,540
CSX Corp. Senior Unsecured 03/15/18	6.250%	10,360,000	12,756,392
05/30/42	4.750%	6,760,000	7,558,985
Canadian Pacific Railway Co. Senior Unsecured 05/15/18	6.500%	7,220,000	8,758,409
03/15/23	4.450%	5,009,000	5,563,822
05/15/37	5.950%	760,000	937,756
Norfolk Southern Corp. Senior Unsecured 04/01/18	5.750%	2,171,000	2,601,503
10/01/42	3.950%	7,645,000	7,813,679
Union Pacific Corp. Senior Unsecured(b) 06/15/42	4.300%	2,970,000	3,277,971
Total			65,020,104
Refining 1.1%
Marathon Petroleum Corp. Senior Unsecured 03/01/41	6.500%	3,750,000	4,851,675
Phillips 66(a) 05/01/42	5.875%	4,725,000	5,902,924
Valero Energy Corp. 06/15/37	6.625%	1,070,000	1,335,029
Valero Energy Corp.(b) 02/01/15	4.500%	4,800,000	5,176,531
Total			17,266,159
Restaurants 1.0%
Shearer's Escrow Corp. Senior Secured(a) 11/01/19	9.000%	415,000	425,894
Yum! Brands, Inc. Senior Unsecured 09/15/19	5.300%	13,170,000	15,331,539
Total			15,757,433
Retailers 0.4%
99 Cents Only Stores(a) 12/15/19	11.000%	305,000	345,413
AutoNation, Inc. 02/01/20	5.500%	249,000	265,185

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Burlington Coat Factory Warehouse Corp. 02/15/19	10.000%	652,000	719,645
Jo-Ann Stores, Inc. Senior Unsecured(a) 03/15/19	8.125%	464,000	466,900
Limited Brands, Inc. 05/01/20	7.000%	500,000	570,625
04/01/21	6.625%	175,000	200,156
Michaels Stores, Inc.(b) 11/01/16	11.375%	65,000	67,844
Penske Automotive Group, Inc.(a) 10/01/22	5.750%	447,000	455,381
Rite Aid Corp. 03/15/20	9.250%	683,000	698,367
Senior Secured 08/15/20	8.000%	600,000	689,400
Senior Unsecured 02/15/27	7.700%	513,000	423,225
Sally Holdings LLC/Capital, Inc. 11/15/19	6.875%	198,000	219,533
06/01/22	5.750%	505,000	539,719
Total			5,661,393
Supermarkets 1.1%
Kroger Co. (The) Senior Unsecured 04/15/42	5.000%	6,350,000	7,099,954
Safeway, Inc. Senior Unsecured(b) 12/01/21	4.750%	8,801,000	9,206,066
Total			16,306,020
Technology 1.6%
Alliance Data Systems Corp.(a) 04/01/20	6.375%	304,000	326,800
Amkor Technology, Inc. Senior Unsecured 05/01/18	7.375%	486,000	489,645
06/01/21	6.625%	816,000	777,240
Amkor Technology, Inc.(a) 10/01/22	6.375%	35,000	32,463
Brocade Communications Systems, Inc. Senior Secured 01/15/18	6.625%	382,000	396,325
01/15/20	6.875%	175,000	189,437
CDW LLC/Finance Corp. 04/01/19	8.500%	1,216,000	1,295,040
Senior Secured 12/15/18	8.000%	402,000	439,185

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
15

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cardtronics, Inc. 09/01/18	8.250%	620,000	694,400
Equinix, Inc. Senior Unsecured 07/15/21	7.000%	604,000	670,440
First Data Corp. 01/15/21	12.625%	1,174,000	1,212,155
First Data Corp.(a) Secured 01/15/21	8.250%	248,000	248,000
Senior Secured 06/15/19	7.375%	744,000	764,460
08/15/20	8.875%	520,000	566,800
11/01/20	6.750%	826,000	828,065
Freescale Semiconductor, Inc. Senior Secured(a) 04/15/18	9.250%	922,000	986,540
Hewlett-Packard Co. Senior Unsecured 12/09/21	4.650%	11,335,000	11,346,199
Interactive Data Corp. 08/01/18	10.250%	735,000	823,200
Lender Processing Services, Inc. 04/15/23	5.750%	468,000	494,910
NXP BV/Funding LLC Senior Secured(a) 08/01/18	9.750%	698,000	799,210
Nuance Communications, Inc.(a) 08/15/20	5.375%	1,173,000	1,196,460
TransUnion Holding Co., Inc. Senior Unsecured PIK(a)(g) 06/15/18	8.125%	261,000	262,305
Total			24,839,279
Transportation Services 1.3%
Avis Budget Car Rental LLC/Finance, Inc. 01/15/19	8.250%	518,000	565,268
03/15/20	9.750%	562,000	639,977
ERAC U.S.A. Finance LLC(a) 10/15/17	6.375%	6,117,000	7,419,184
ERAC USA Finance LLC(a) 03/15/42	5.625%	5,395,000	6,152,997
FedEx Corp. 08/01/22	2.625%	4,310,000	4,335,399
Hertz Corp. (The) 10/15/18	7.500%	880,000	954,800
01/15/21	7.375%	244,000	262,605
Hertz Corp. (The)(a) 10/15/20	5.875%	131,000	132,310
Total			20,462,540

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 1.2%
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured(a) 05/01/17	7.750%	315,000	335,475
Cricket Communications, Inc.(b) 10/15/20	7.750%	776,000	800,250
Crown Castle International Corp. Senior Unsecured 01/15/15	9.000%	310,000	331,700
Crown Castle International Corp.(a) Senior Unsecured 01/15/23	5.250%	1,005,000	1,040,175
SBA Telecommunications, Inc. 08/15/19	8.250%	582,000	650,385
SBA Telecommunications, Inc.(a) 07/15/20	5.750%	1,451,000	1,509,040
Sprint Capital Corp. 11/15/28	6.875%	285,000	291,413
Sprint Nextel Corp. Senior Unsecured 08/15/17	8.375%	868,000	1,006,880
08/15/20	7.000%	1,041,000	1,142,497
11/15/21	11.500%	496,000	659,680
Sprint Nextel Corp.(a) 11/15/18	9.000%	1,590,000	1,963,650
Sprint Nextel Corp.(a)(b) 03/01/20	7.000%	310,000	359,600
United States Cellular Corp. Senior Unsecured 12/15/33	6.700%	8,000,000	8,385,440
Wind Acquisition Finance SA Senior Secured(a) 02/15/18	7.250%	668,000	651,300
Total			19,127,485
Wirelines 3.2%
AT&T, Inc. Senior Unsecured 02/15/39	6.550%	3,320,000	4,577,981
09/01/40	5.350%	12,780,000	15,674,235
Embarq Corp. Senior Unsecured 06/01/36	7.995%	12,165,000	13,131,485
Frontier Communications Corp. Senior Unsecured 04/15/20	8.500%	497,000	574,035
04/15/22	8.750%	577,000	664,992
Integra Telecom Holdings, Inc. Senior Secured(a) 04/15/16	10.750%	217,000	226,223

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
16

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Level 3 Communications, Inc. Senior Unsecured 02/01/19	11.875%	681,000	774,637
Level 3 Communications, Inc.(a) Senior Unsecured 06/01/19	8.875%	212,000	222,600
Level 3 Financing, Inc. 07/01/19	8.125%	233,000	248,728
Level 3 Financing, Inc.(b) 04/01/19	9.375%	1,468,000	1,636,820
PAETEC Holding Corp. 12/01/18	9.875%	790,000	902,575
Senior Secured 06/30/17	8.875%	435,000	468,713
Verizon New York, Inc. Senior Unsecured 04/01/32	7.375%	5,865,000	7,907,703
Zayo Group LLC/Capital, Inc. 07/01/20	10.125%	544,000	607,920
Senior Secured 01/01/20	8.125%	812,000	889,140
tw telecom Holdings, Inc.(a) 10/01/22	5.375%	290,000	297,975
tw telecom holdings, inc. 03/01/18	8.000%	347,000	381,700
Total			49,187,462
Total Corporate Bonds & Notes (Cost: $1,271,268,197)			1,351,247,293

Residential Mortgage-Backed Securities — Agency —%

Government National Mortgage Association(h) 01/15/19	10.000%	112	116
Total Residential Mortgage-Backed Securities — Agency (Cost: $112)			116

U.S. Treasury Obligations 0.1%

U.S. Treasury(b) 05/15/42	3.000%	1,950,000	2,014,290
Total U.S. Treasury Obligations (Cost: $1,997,243)			2,014,290
Senior Loans 0.7%

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Automotive —%
Schaeffler AG Tranche C2 Term Loan(i)(j) 01/27/17	6.000%	254,000	256,499
Brokerage —%
Nuveen Investments, Inc. 2nd Lien Term Loan(i)(j) 02/28/19	8.250%	502,000	509,530
Construction Machinery 0.1%
CPM Holdings, Inc.(i)(j) 1st Lien Term Loan 08/29/17	6.250%	763,000	765,861
2nd Lien Term Loan 03/01/18	10.250%	490,000	492,450
Total			1,258,311
Consumer Cyclical Services 0.1%
New Breed Logistics, Inc. Tranche B Term Loan(i)(j) 10/01/19	0.000%	906,000	899,205
West Corp. Tranche B6 Term Loan(i)(j) 06/30/18	5.750%	742,140	752,344
Total			1,651,549
Consumer Products —%
Serta Simmons Holdings LLC Tranche B Term Loan(g)(i)(j) 10/01/19	5.000%	515,000	514,449
Food and Beverage —%
Candy Intermediate Holdings, Inc. Term Loan(i)(j) 06/18/18	7.509%	322,193	324,409
Gaming —%
ROC Finance LLC Tranche B Term Loan(i)(j) 08/19/17	8.500%	158,000	161,555
Health Care 0.1%
ConvaTec, Inc. Tranche B Term Loan(g)(i)(j) 12/22/16	5.000%	112,000	112,420
U.S. Renal Care, Inc.(i)(j) 1st Lien Term Loan 07/03/19	6.250%	597,502	603,478

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
17

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
2nd Lien Term Loan 01/03/20	10.250%	599,000	612,477
Total			1,328,375
Media Cable —%
WideOpenWest Finance LLC Term Loan(i)(j) 07/17/18	6.250%	541,642	546,046
Media Non-Cable 0.1%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan(i)(j) 09/16/19	7.500%	623,000	630,009
Metals 0.1%
FMG Resources August 2006 Proprietary Ltd. Term Loan(g)(i)(j) 10/18/17	5.750%	709,000	705,101
Property & Casualty 0.2%
Asurion LLC 1st Lien Term Loan(i)(j) 05/24/18	5.500%	583,000	586,644
Lonestar Intermediate Super Holdings LLC Term Loan(i)(j) 09/02/19	11.000%	1,482,000	1,574,625
Total			2,161,269
Technology —%
Blue Coat Systems 1st Lien Term Loan(g)(i)(j) 02/15/18	5.750%	466,000	467,165
Total Senior Loans (Cost: $10,248,892)			10,514,267

Common Stocks —%

Issuer	Shares	Value ($)
Financials —%
Commercial Banks —%
Washington Funding Trust LII D Escrow(c)(d)(f)(k)	1,075	—
WMI Holdings Corp.(k)	21,286	10,270
Total		10,270
Total Financials		10,270

Total Common Stocks
(Cost: $1,077,709)    10,270

Warrants —%

Issuer	Shares	Value ($)
Energy —%
Energy Equipment & Services —%
Green Field Energy Services, Inc.(k)	682	21,142

Total Warrants (Cost: $26,740)	21,142

Money Market Funds 11.2%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.149%(l)(m)	173,885,479	173,885,479
Total Money Market Funds (Cost: $173,885,479)		173,885,479

Investments of Cash Collateral Received for Securities on Loan 1.4%

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Repurchase Agreements 1.4%
Mizuho Securities USA, Inc. dated 10/31/12, matures 11/01/12, repurchase price $1,746,469(n)	0.350%	1,746,453	1,746,453
Natixis Financial Products, Inc. dated 10/31/12, matures 11/01/12, repurchase price $20,000,183(n)	0.330%	20,000,000	20,000,000
Total			21,746,453
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $21,746,453)			21,746,453
Total Investments (Cost: $1,480,250,825)			1,559,439,310
Other Assets & Liabilities, Net			(9,204,023)
Net Assets			1,550,235,287

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
18

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Investments in Derivatives

At October 31, 2012, $715,130 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at October 31, 2012

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Long Bond, 20-year	247	36,880,188	December 2012	—	(83,652)
U.S. Treasury Note, 5-year	(495)	(61,503,750)	December 2012	—	(93,961)
U.S. Treasury Note, 10-year	(835)	(111,081,094)	December 2012	—	(320,899)
U.S. Treasury Ultra Bond, 30-year	(2)	(330,188)	December 2012	4,013	—
Total				4,013	(498,512)

Notes to Portfolio of Investments

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2012, the value of these securities amounted to $281,427,684 or 18.15% of net assets.

(b)  At October 31, 2012, security was partially or fully on loan.

(c)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at October 31, 2012 was $9,525, representing less than 0.01% of net assets. Information concerning such security holdings at October 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Six Flags, Inc. 06/01/14 9.625%	05/07/10	—
Washington Funding Trust LII D Escrow	03/05/07	—
Washington Mutual Bank Subordinated Notes 01/15/15 5.125%	03/10/06 - 05/14/08	5,688,448

(d)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2012, the value of these securities amounted to $26,865, which represents less than 0.01% of net assets.

(e)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2012, the value of these securities amounted to $9,525, which represents less than 0.01% of net assets.

(f)  Negligible market value.

(g)  Represents a security purchased on a when-issued or delayed delivery basis.

(h)  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(i)  Variable rate security. The interest rate shown reflects the rate as of October 31, 2012.

(j)  Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. The interest rate shown reflects the weighted average coupon as of October 31, 2012. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(k)  Non-income producing.

(l)  The rate shown is the seven-day current annualized yield at October 31, 2012.

(m)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	19,869,151	410,257,064	(256,240,736)	173,885,479	55,797	173,885,479

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
19

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(n)  The following table represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Mizuho Securities USA, Inc. (0.350%)
Cash Collateral in Lieu of Securities	53,654
United States Treasury Bill	539,746
United States Treasury Inflation Indexed Bonds	9,652
United States Treasury Note/Bond	1,158,790
United States Treasury Strip Coupon	18,467
Total market value of collateral securities	1,780,309
Security Description	Value ($)
Natixis Financial Products, Inc. (0.330%)
Cash Collateral in Lieu of Securities	2,562,140
United States Treasury Inflation Indexed Bonds	5,901,674
United States Treasury Note/Bond	11,885,130
Total market value of collateral securities	20,348,944

Abbreviation Legend

PIK Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
20

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
21

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Banking	—	97,017,880	9,525	97,027,405
All Other Industries	—	1,254,219,888	—	1,254,219,888
Residential Mortgage-Backed Securities — Agency	—	116	—	116
U.S. Treasury Obligations	2,014,290	—	—	2,014,290
Total Bonds	2,014,290	1,351,237,884	9,525	1,353,261,699
Equity Securities
Common Stocks
Financials	10,270	—	—	10,270
Warrants
Energy	—	21,142	—	21,142
Total Equity Securities	10,270	21,142	—	31,412
Other
Senior Loans	—	10,514,267	—	10,514,267
Money Market Funds	173,885,479	—	—	173,885,479
Investments of Cash Collateral Received for Securities on Loan	—	21,746,453	—	21,746,453
Total Other	173,885,479	32,260,720	—	206,146,199
Investments in Securities	175,910,039	1,383,519,746	9,525	1,559,439,310
Derivatives
Assets
Futures Contracts	4,013	—	—	4,013
Liabilities
Futures Contracts	(498,512)	—	—	(498,512)
Total	175,415,540	1,383,519,746	9,525	1,558,944,811

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
22

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Warrants ($)	Total ($)
Balance as of April 30, 2012	68,711	81	68,792
Accrued discounts/premiums	5	—	5
Realized gain (loss)	(360)	—	(360)
Change in unrealized appreciation (depreciation)(a)	240	—	240
Sales	(59,071)	(81)	(59,152)
Purchases	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of October 31, 2012	9,525	—	9,525

(a) Change in unrealized appreciation (depreciation) relating to securities held at October 31, 2012 was $0.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain Corporate Bonds & Notes classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company's bankruptcy filing. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
23

Columbia Corporate Income Fund

Statement of Assets and Liabilities

October 31, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $1,284,618,893)	$1,363,807,378
Affiliated issuers (identified cost $173,885,479)	173,885,479
Investment of cash collateral received for securities on loan
Repurchase agreements (identified cost $21,746,453)	21,746,453
Total investments (identified cost $1,480,250,825)	1,559,439,310
Margin deposits on futures contracts	715,130
Receivable for:
Investments sold	1,785,737
Capital shares sold	6,026,645
Dividends	19,699
Interest	17,171,984
Reclaims	8,142
Prepaid expenses	101,110
Trustees' deferred compensation plan	60,869
Other assets	153,167
Total assets	1,585,481,793
Liabilities
Due upon return of securities on loan	21,746,453
Payable for:
Investments purchased	722,671
Investments purchased on a delayed delivery basis	2,463,682
Capital shares purchased	5,507,472
Dividend distributions to shareholders	4,169,722
Variation margin on futures contracts	256,324
Investment management fees	89,915
Distribution and service fees	12,894
Transfer agent fees	154,902
Administration fees	13,674
Chief compliance officer expenses	277
Other expenses	47,651
Trustees' deferred compensation plan	60,869
Total liabilities	35,246,506
Net assets applicable to outstanding capital stock	$1,550,235,287
Represented by
Paid-in capital	$1,441,370,153
Excess of distributions over net investment income	(965,733)
Accumulated net realized gain	31,561,704
Unrealized appreciation (depreciation) on:
Investments	79,188,485
Futures contracts	(494,499)
Swap contracts	(424,823)
Total — representing net assets applicable to outstanding capital stock	$1,550,235,287
*Value of securities on loan	$27,561,354

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
24

Columbia Corporate Income Fund

Statement of Assets and Liabilities (continued)

October 31, 2012 (Unaudited)

Class A
Net assets	$145,926,853
Shares outstanding	13,486,084
Net asset value per share	$10.82
Maximum offering price per share(a)	$11.36
Class B
Net assets	$2,981,875
Shares outstanding	275,595
Net asset value per share	$10.82
Class C
Net assets	$22,823,618
Shares outstanding	2,109,436
Net asset value per share	$10.82
Class I
Net assets	$603,281,459
Shares outstanding	55,743,095
Net asset value per share	$10.82
Class W
Net assets	$145,309,101
Shares outstanding	13,428,347
Net asset value per share	$10.82
Class Z
Net assets	$629,912,381
Shares outstanding	58,216,348
Net asset value per share	$10.82

(a) The maximum offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
25

Columbia Corporate Income Fund

Statement of Operations

Six Months Ended October 31, 2012 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$55,797
Interest	30,344,724
Income from securities lending — net	83,782
Total income	30,484,303
Expenses:
Investment management fees	3,103,901
Distribution fees
Class B	11,496
Class C	74,880
Service fees
Class A	168,528
Class B	3,832
Class C	24,946
Class W	202,407
Transfer agent fees
Class A	125,467
Class B	2,851
Class C	18,576
Class W	150,632
Class Z	516,420
Administration fees	473,937
Compensation of board members	22,025
Custodian fees	10,280
Printing and postage fees	56,187
Registration fees	65,482
Professional fees	49,747
Chief compliance officer expenses	609
Other	13,827
Total expenses	5,096,030
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(72,211)
Fees waived by Distributor — Class C	(15,009)
Expense reductions	(2,269)
Total net expenses	5,006,541
Net investment income	25,477,762
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	33,406,603
Futures contracts	(2,321,682)
Net realized gain	31,084,921
Net change in unrealized appreciation (depreciation) on:
Investments	40,703,800
Futures contracts	144,116
Swap contracts	(2,890)
Net change in unrealized appreciation (depreciation)	40,845,026
Net realized and unrealized gain	71,929,947
Net increase in net assets resulting from operations	$97,407,709

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
26

Columbia Corporate Income Fund

Statement of Changes in Net Assets

	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012(a)	Year Ended March 31, 2012
Operations
Net investment income	$25,477,762	$4,165,857	$36,458,854
Net realized gain	31,084,921	713,223	30,691,709
Net change in unrealized appreciation (depreciation)	40,845,026	14,026,562	18,700,150
Net increase in net assets resulting from operations	97,407,709	18,905,642	85,850,713
Distributions to shareholders
Net investment income
Class A	(2,190,048)	(327,834)	(3,452,265)
Class B	(38,452)	(6,678)	(113,036)
Class C	(262,993)	(36,115)	(347,843)
Class I	(10,634,820)	(1,717,322)	(11,800,140)
Class W	(2,637,070)	(435,274)	(4,768,151)
Class Z	(9,714,367)	(1,517,431)	(17,056,600)
Total distributions to shareholders	(25,477,750)	(4,040,654)	(37,538,035)
Increase (decrease) in net assets from capital stock activity	70,484,410	18,419,164	630,027,578
Total increase in net assets	142,414,369	33,284,152	678,340,256
Net assets at beginning of period	1,407,820,918	1,374,536,766	696,196,510
Net assets at end of period	$1,550,235,287	$1,407,820,918	$1,374,536,766
Excess of distributions over net investment income	$(965,733)	$(965,745)	$(1,130,505)

(a) For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
27

Columbia Corporate Income Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2012 (Unaudited)		Year Ended April 30, 2012(a)		Year Ended March 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	2,473,226	25,969,696	425,356	4,353,357	4,993,355	50,074,081
Distributions reinvested	177,544	1,875,092	27,243	280,608	259,437	2,600,631
Redemptions	(1,203,995)	(12,640,034)	(139,573)	(1,429,716)	(1,957,776)	(19,586,242)
Net increase	1,446,775	15,204,754	313,026	3,204,249	3,295,016	33,088,470
Class B shares
Subscriptions	22,992	240,981	4,844	49,430	95,809	956,120
Distributions reinvested	2,502	26,381	447	4,603	7,177	71,740
Redemptions(b)	(53,745)	(563,744)	(12,841)	(131,566)	(238,888)	(2,389,527)
Net decrease	(28,251)	(296,382)	(7,550)	(77,533)	(135,902)	(1,361,667)
Class C shares
Subscriptions	619,596	6,497,011	105,652	1,081,960	824,119	8,321,012
Distributions reinvested	20,108	212,484	2,720	28,015	23,640	237,133
Redemptions	(187,308)	(1,957,570)	(29,063)	(297,478)	(294,870)	(2,959,394)
Net increase	452,396	4,751,925	79,309	812,497	552,889	5,598,751
Class I shares
Subscriptions	2,506,451	26,735,016	1,239,704	12,629,402	48,386,451	481,594,926
Distributions reinvested	1,007,476	10,635,086	166,730	1,717,322	1,170,821	11,797,983
Redemptions	(3,740,407)	(39,102,243)	(446,026)	(4,567,469)	(4,713,510)	(47,364,701)
Net increase (decrease)	(226,480)	(1,732,141)	960,408	9,779,255	44,843,762	446,028,208
Class W shares
Subscriptions	2,256,881	23,759,549	352,778	3,611,024	9,262,938	92,346,292
Distributions reinvested	250,554	2,644,013	42,259	435,264	475,611	4,768,058
Redemptions	(4,885,210)	(51,731,544)	(247,704)	(2,534,676)	(4,823,917)	(48,487,012)
Net increase (decrease)	(2,377,775)	(25,327,982)	147,333	1,511,612	4,914,632	48,627,338
Class Z shares
Subscriptions	12,225,125	129,887,792	880,083	8,998,731	19,227,560	192,831,438
Distributions reinvested	249,853	2,641,243	36,579	376,762	455,062	4,554,810
Redemptions	(5,188,938)	(54,644,799)	(604,028)	(6,186,409)	(9,940,269)	(99,339,770)
Net increase	7,286,040	77,884,236	312,634	3,189,084	9,742,353	98,046,478
Total net increase	6,552,705	70,484,410	1,805,160	18,419,164	63,212,750	630,027,578

(a) For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
28

Columbia Corporate Income Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class A	(Unaudited)		2012(a)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$10.30		$10.19		$9.71		$9.53		$7.61		$9.06		$9.68
Income from investment operations:
Net investment income	0.17		0.03		0.35		0.50		0.54		0.50		0.51
Net realized and unrealized gain (loss)	0.52		0.11		0.49		0.19		1.95		(1.45)		(0.62)
Total from investment operations	0.69		0.14		0.84		0.69		2.49		(0.95)		(0.11)
Less distributions to shareholders:
Net investment income	(0.17)		(0.03)		(0.36)		(0.51)		(0.57)		(0.50)		(0.51)
Total distributions to shareholders	(0.17)		(0.03)		(0.36)		(0.51)		(0.57)		(0.50)		(0.51)
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	—		—
Net asset value, end of period	$10.82		$10.30		$10.19		$9.71		$9.53		$7.61		$9.06
Total return	6.77%		1.35%		8.83%		7.43%		33.42%		(10.77%)		(1.15%)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.96	%(d)	0.97	%(d)	0.98	%(e)	1.03%		0.95	%(e)	1.03	%(e)	1.00	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	0.94	%(d)(g)	0.92	%(d)	0.93	%(e)(g)	0.96	%(g)	0.95	%(e)(g)	1.03	%(e)(g)	1.00	%(e)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.96	%(d)	0.97	%(d)	0.98%		1.02%		0.95%		1.03%		1.00%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	0.94	%(d)(g)	0.92	%(d)	0.93	%(g)	0.95	%(g)	0.95	%(g)	1.03	%(g)	1.00	%(g)
Net investment income	3.24	%(d)(g)	3.30	%(d)	3.54	%(g)	5.14	%(g)	6.04	%(g)	5.95	%(g)	5.41	%(g)
Supplemental data
Net assets, end of period (in thousands)	$145,927		$123,974		$119,473		$81,879		$85,361		$71,290		$108,294
Portfolio turnover	50%		6%		183%		108%		131%		147%		193%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
29

Columbia Corporate Income Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class B	(Unaudited)		2012(a)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$10.30		$10.19		$9.71		$9.53		$7.61		$9.06		$9.68
Income from investment operations:
Net investment income	0.13		0.02		0.28		0.43		0.48		0.43		0.44
Net realized and unrealized gain (loss)	0.52		0.11		0.49		0.19		1.95		(1.45)		(0.62)
Total from investment operations	0.65		0.13		0.77		0.62		2.43		(1.02)		(0.18)
Less distributions to shareholders:
Net investment income	(0.13)		(0.02)		(0.29)		(0.44)		(0.51)		(0.43)		(0.44)
Total distributions to shareholders	(0.13)		(0.02)		(0.29)		(0.44)		(0.51)		(0.43)		(0.44)
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	—		—
Net asset value, end of period	$10.82		$10.30		$10.19		$9.71		$9.53		$7.61		$9.06
Total return	6.37%		1.29%		8.02%		6.64%		32.44%		(11.44%)		(1.88%)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.70	%(d)	1.72	%(d)	1.75	%(e)	1.78%		1.70	%(e)	1.78	%(e)	1.75	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.69	%(d)(g)	1.67	%(d)	1.68	%(e)(g)	1.71	%(g)	1.70	%(e)(g)	1.78	%(e)(g)	1.75	%(e)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.70	%(d)	1.72	%(d)	1.75%		1.77%		1.70%		1.78%		1.75%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.69	%(d)(g)	1.67	%(d)	1.68	%(g)	1.70	%(g)	1.70	%(g)	1.78	%(g)	1.75	%(g)
Net investment income	2.50	%(d)(g)	2.55	%(d)	2.84	%(g)	4.42	%(g)	5.33	%(g)	5.17	%(g)	4.67	%(g)
Supplemental data
Net assets, end of period (in thousands)	$2,982		$3,129		$3,173		$4,344		$6,583		$7,705		$14,290
Portfolio turnover	50%		6%		183%		108%		131%		147%		193%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
30

Columbia Corporate Income Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class C	(Unaudited)		2012(a)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$10.30		$10.19		$9.71		$9.53		$7.61		$9.06		$9.68
Income from investment operations:
Net investment income	0.14		0.02		0.29		0.44		0.49		0.45		0.45
Net realized and unrealized gain (loss)	0.52		0.11		0.49		0.20		1.95		(1.45)		(0.61)
Total from investment operations	0.66		0.13		0.78		0.64		2.44		(1.00)		(0.16)
Less distributions to shareholders:
Net investment income	(0.14)		(0.02)		(0.30)		(0.46)		(0.52)		(0.45)		(0.46)
Total distributions to shareholders	(0.14)		(0.02)		(0.30)		(0.46)		(0.52)		(0.45)		(0.46)
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	—		—
Net asset value, end of period	$10.82		$10.30		$10.19		$9.71		$9.53		$7.61		$9.06
Total return	6.45%		1.30%		8.18%		6.79%		32.63%		(11.31%)		(1.74%)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.70	%(d)	1.72	%(d)	1.73	%(e)	1.78%		1.70	%(e)	1.78	%(e)	1.75	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.54	%(d)(g)	1.52	%(d)	1.53	%(e)(g)	1.56	%(g)	1.55	%(e)(g)	1.63	%(e)(g)	1.60	%(e)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.70	%(d)	1.72	%(d)	1.73%		1.77%		1.70%		1.78%		1.75%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.54	%(d)(g)	1.52	%(d)	1.53	%(g)	1.55	%(g)	1.55	%(g)	1.63	%(g)	1.60	%(g)
Net investment income	2.63	%(d)(g)	2.69	%(d)	2.93	%(g)	4.55	%(g)	5.45	%(g)	5.35	%(g)	4.81	%(g)
Supplemental data
Net assets, end of period (in thousands)	$22,824		$17,062		$16,074		$9,952		$11,265		$9,974		$14,510
Portfolio turnover	50%		6%		183%		108%		131%		147%		193%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
31

Columbia Corporate Income Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class I	(Unaudited)		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$10.30		$10.19		$9.71		$9.84
Income from investment operations:
Net investment income	0.19		0.03		0.38		0.25
Net realized and unrealized gain (loss)	0.52		0.11		0.50		(0.11)
Total from investment operations	0.71		0.14		0.88		0.14
Less distributions to shareholders:
Net investment income	(0.19)		(0.03)		(0.40)		(0.27)
Total distributions to shareholders	(0.19)		(0.03)		(0.40)		(0.27)
Net asset value, end of period	$10.82		$10.30		$10.19		$9.71
Total return	6.99%		1.38%		9.23%		1.50%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.52	%(d)	0.55	%(d)	0.54	%(e)	0.65	%(d)(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	0.52	%(d)	0.55	%(d)	0.54	%(e)(g)	0.65	%(d)(e)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.52	%(d)	0.55	%(d)	0.54%		0.65	%(d)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	0.52	%(d)	0.55	%(d)	0.54	%(g)	0.65	%(d)(g)
Net investment income	3.66	%(d)	3.68	%(d)	3.81	%(g)	5.15	%(d)(g)
Supplemental data
Net assets, end of period (in thousands)	$603,281		$576,449		$560,564		$98,729
Portfolio turnover	50%		6%		183%		108%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
32

Columbia Corporate Income Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class W	(Unaudited)		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$10.30		$10.19		$9.71		$9.84
Income from investment operations:
Net investment income	0.17		0.03		0.35		0.23
Net realized and unrealized gain (loss)	0.52		0.11		0.49		(0.10)
Total from investment operations	0.69		0.14		0.84		0.13
Less distributions to shareholders:
Net investment income	(0.17)		(0.03)		(0.36)		(0.26)
Total distributions to shareholders	(0.17)		(0.03)		(0.36)		(0.26)
Net asset value, end of period	$10.82		$10.30		$10.19		$9.71
Total return	6.77%		1.35%		8.83%		1.31%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.96	%(d)	0.97	%(d)	0.98	%(e)	1.06	%(d)(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	0.94	%(d)(g)	0.92	%(d)	0.93	%(e)(g)	0.95	%(d)(e)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.96	%(d)	0.97	%(d)	0.98%		1.06	%(d)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	0.94	%(d)(g)	0.92	%(d)	0.93	%(g)	0.95	%(d)(g)
Net investment income	3.25	%(d)(g)	3.30	%(d)	3.50	%(g)	4.70	%(d)(g)
Supplemental data
Net assets, end of period (in thousands)	$145,309		$162,775		$159,553		$104,340
Portfolio turnover	50%		6%		183%		108%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
33

Columbia Corporate Income Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class Z	(Unaudited)		2012(a)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$10.30		$10.19		$9.71		$9.53		$7.61		$9.06		$9.68
Income from investment operations:
Net investment income	0.18		0.03		0.38		0.52		0.56		0.52		0.53
Net realized and unrealized gain (loss)	0.53		0.11		0.49		0.20		1.96		(1.45)		(0.61)
Total from investment operations	0.71		0.14		0.87		0.72		2.52		(0.93)		(0.08)
Less distributions to shareholders:
Net investment income	(0.19)		(0.03)		(0.39)		(0.54)		(0.60)		(0.52)		(0.54)
Total distributions to shareholders	(0.19)		(0.03)		(0.39)		(0.54)		(0.60)		(0.52)		(0.54)
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	—		—
Net asset value, end of period	$10.82		$10.30		$10.19		$9.71		$9.53		$7.61		$9.06
Total return	6.90%		1.37%		9.10%		7.70%		33.74%		(10.55%)		(0.90%)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.71	%(d)	0.72	%(d)	0.73	%(e)	0.78%		0.70	%(e)	0.78	%(e)	0.75	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	0.69	%(d)(g)	0.67	%(d)	0.68	%(e)(g)	0.71	%(g)	0.70	%(e)(g)	0.78	%(e)(g)	0.75	%(e)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.71	%(d)	0.72	%(d)	0.73%		0.77%		0.70%		0.78%		0.75%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	0.69	%(d)(g)	0.67	%(d)	0.68	%(g)	0.70	%(g)	0.70	%(g)	0.78	%(g)	0.75	%(g)
Net investment income	3.49	%(d)(g)	3.55	%(d)	3.80	%(g)	5.37	%(g)	6.29	%(g)	6.22	%(g)	5.66	%(g)
Supplemental data
Net assets, end of period (in thousands)	$629,912		$524,432		$515,700		$396,952		$451,195		$358,348		$478,519
Portfolio turnover	50%		6%		183%		108%		131%		147%		193%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
34

Columbia Corporate Income Fund

Notes to Financial Statements

October 31, 2012 (Unaudited)

Note 1. Organization

Columbia Corporate Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP)

requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the

Semiannual Report 2012
35

Columbia Corporate Income Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and manage exposure to movements in interest rates. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day.

Semiannual Report 2012
36

Columbia Corporate Income Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at October 31, 2012:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate contracts	Net assets — unrealized appreciation on futures contracts	4,013*
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate contracts	Net assets — unrealized depreciation on futures contracts	498,512*

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations for the six months ended October 31, 2012:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate contracts	(2,321,682)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate contracts	144,116

The following table is a summary of the volume of derivative instruments for the six months ended October 31, 2012:

Derivative Instrument	Contracts Opened
Futures contracts	3,945

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Delayed Delivery Securities and Forward Sale Commitments

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Semiannual Report 2012
37

Columbia Corporate Income Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

Loan Participations and Commitments

The Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participation (Selling Participant), but not the borrower. However, the Fund assumes the credit risk of the borrower, Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan which it has purchased from the Selling Participant.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting

Semiannual Report 2012
38

Columbia Corporate Income Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.43% to 0.30% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended October 31, 2012 was 0.43% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended October 31, 2012 was 0.07% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the

Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees.

For the six months ended October 31, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class W	0.19
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2012, these minimum account balance fees reduced total expenses by $2,269.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are

Semiannual Report 2012
39

Columbia Corporate Income Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75% and 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares, respectively.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the combined distribution and service fee does not exceed 0.85% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $152,758 for Class A, $204 for Class B and $2,661 for Class C shares for the six months ended October 31, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective August 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through August 31, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.96%
Class B	1.71
Class C	1.71
Class I	0.58
Class W	0.96
Class Z	0.71

Prior to August 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.92%
Class B	1.67
Class C	1.67
Class I	0.62
Class W	0.92
Class Z	0.67

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2012, the cost of investments for federal income tax purposes was approximately $1,480,251,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$87,171,000
Unrealized depreciation	(7,983,000)
Net unrealized appreciation	$79,188,000

The following capital loss carryforward, determined as of April 30, 2012 may be available to reduce taxable income

Semiannual Report 2012
40

Columbia Corporate Income Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
Unlimited short-term	$118,581
Unlimited long-term	93,133
Total	$211,714

Unlimited capital loss carryforwards are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $686,983,580 and $769,652,552, respectively, for the six months ended October 31, 2012, of which $87,090,801 and $111,442,085, respectively, were U.S. government securities.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended October 31, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At October 31, 2012, securities valued at $27,561,354 were on loan, secured by U.S. government and agency securities valued at $6,310,471 and by cash collateral of $21,746,453 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

In October 2012, the Board voted to cease securities lending by or on December 31, 2012.

Note 7. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At October 31, 2012, two unaffiliated shareholder accounts owned an aggregate of 40.6% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Affiliated shareholder accounts owned 42.4% of the outstanding shares of the Fund. Subscription and redemption

Semiannual Report 2012
41

Columbia Corporate Income Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended October 31, 2012.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012
42

Columbia Corporate Income Fund

Board Consideration and Approval of
Advisory Agreement

At meetings held on March 7, 2012 and June 6, 2012, respectively, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Corporate Income Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve each continuation of the Advisory Agreement.

In connection with their deliberations regarding each continuation of the Advisory Agreement, the Committee and the Board requested and evaluated materials from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 6, 2012, April 25, 2012 and June 5, 2012, and at the Board meetings held on March 7, 2012 and June 6, 2012. In addition, the Board considers matters bearing on the Advisory Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on the legal standard for consideration by the Board and otherwise assisted the Board in its deliberations.

On March 6, 2012, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On March 7, 2012, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund. The Committee and the Board met in June 2012 to consider the continuation of the Advisory Agreement for the one-year period ending June 30, 2013, so as to permit the annual consideration of the Advisory Agreement to be conducted each June. On June 5, 2012, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On June 6, 2012, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of the Fund's benchmarks and the performance of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by an independent third-party data provider);

•  The terms and conditions of the Advisory Agreement, including that the advisory fee rates payable by the Fund would not change;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement, noting in the case of the Transfer and Dividend Disbursing Agent Agreement certain proposed changes to the fee rates payable thereunder;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

Semiannual Report 2012
43

Columbia Corporate Income Fund

Board Consideration and Approval of
Advisory Agreement (continued)

•  Information regarding the management fees and investment performance of any comparable portfolios of other clients of the Investment Manager, including institutional separate accounts; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services to be Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, the quality of the Investment Manager's investment research capabilities and trade execution services, and the other resources that the Investment Manager devotes to the Fund. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate administrative services agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement supported the continuation of such agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of an independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. In the case of each Fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund's Advisory Agreement. Those factors varied from fund to fund, but included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2011, the Fund's performance was in the twelfth, twenty-fifth and fiftieth percentiles (where the best performance would be in the first percentile) of its category selected by an independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the

Semiannual Report 2012
44

Columbia Corporate Income Fund

Board Consideration and Approval of
Advisory Agreement (continued)

Board concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees to be charged to the Fund under the Advisory Agreement as well as the total expenses to be incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its expected total expense ratio as a percentage of average daily net assets. The Committee and the Board noted that the Fund's actual management fee and total net expense ratio are ranked in the second and second quintiles, respectively, against the Fund's expense universe as determined by an independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also considered the fact that the advisory fee rates payable by the Fund to the Investment Manager under the Advisory Agreement were the same as those currently paid by the Fund to the Investment Manager.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services to be Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to any institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the fund, the expense ratio of the fund, and the implementation of expense limitations with respect to the fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in

Semiannual Report 2012
45

Columbia Corporate Income Fund

Board Consideration and Approval of
Advisory Agreement (continued)

investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these issues, the Committee and the Board also considered the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio brokerage for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that would be in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. No single item was identified as paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

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Semiannual Report 2012
48

Columbia Corporate Income Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012
49

Columbia Corporate Income Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1185 D (12/12)

Semiannual Report

October 31, 2012

Columbia Intermediate Bond Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Intermediate Bond Fund

President's Message

Dear Shareholders,

Stocks rebound around the world

After a weak second quarter, U.S. stock market averages rebounded in the third quarter, erasing earlier losses and boosting year-to-date returns well into double digits. Welcome news from Europe and additional quantitative easing in the United States by the Federal Reserve Board helped bolster the rally. The Standard & Poor's 500 Index (S&P 500 Index) rose 6.35% (total return) for the quarter. The Dow Jones Industrial Average advanced 4.32% for the same period. From the beginning of the calendar year through September 30, 2012, the S&P 500 Index was up 16.44% (total return). And, as of the end of September, the S&P 500 Index stood at 1,440 — approximately 8% below its all-time high of 1,565 that was set on October 9, 2007.

Outside the United States, stock markets of both developed and emerging market economies rebounded, as measured in U.S. dollars. Investors responded favorably to the announcement of policy measures aimed to resolve the eurozone crisis, which could potentially have a favorable impact on growth in emerging market economies. A weaker dollar also benefited returns to U.S. investors.

Solid gains for fixed income

Within fixed income, investors appeared to be increasingly willing to take on risk as they abandoned higher quality sectors that dominated the performance rankings in the second quarter and favored riskier sectors, where yield spreads tightened by a significant margin. Fixed-income returns were strong, but unlike equities, they have been less volatile, accumulating steadily over the course of the year. Gains were the highest for high-yield and emerging market bonds. By contrast, government issued debt securities eked out smaller gains.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	34
Statement of Operations	36
Statement of Changes in Net Assets	37
Financial Highlights	39
Notes to Financial Statements	46
Board Consideration and Approval of Advisory Agreement	57
Important Information About This Report	61

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Intermediate Bond Fund (the Fund) Class A shares returned 4.43% excluding sales charges for the six-month period that ended October 31, 2012.

>  The Fund outperformed its benchmark, the Barclays U.S. Aggregate Bond Index, which returned 2.75% for the same time period.

Average Annual Total Returns (%) (for period ended October 31, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	07/31/00
Excluding sales charges		4.43	7.83	6.72	6.09
Including sales charges		0.99	4.34	6.03	5.57
Class B	02/01/02
Excluding sales charges		4.04	7.03	5.93	5.30
Including sales charges		1.04	4.03	5.93	5.30
Class C	02/01/02
Excluding sales charges		4.12	7.19	6.09	5.46
Including sales charges		3.12	6.19	6.09	5.46
Class I*	09/27/10	4.71	8.30	7.06	6.39
Class R*	01/23/06	4.30	7.57	6.46	5.83
Class W*	09/27/10	4.50	7.88	6.79	6.15
Class Z	12/05/78	4.56	8.10	6.99	6.36
Barclays U.S. Aggregate Bond Index		2.75	5.25	6.38	5.39

Returns for Class A are shown with and without the maximum initial sales charge of 3.25%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at October 31, 2012)
Asset-Backed Securities — Non-Agency	1.4
Commercial Mortgage-Backed Securities — Non-Agency	12.9
Common Stocks	0.0	(a)
Financials	0.0	(a)
Industrials	0.0	(a)
Corporate Bonds & Notes	40.5
Consumer Discretionary	3.5
Consumer Staples	1.8
Energy	3.5
Financials	14.0
Health Care	2.4
Industrials	3.0
Materials	1.1
Telecommunication Services	4.5
Utilities	6.7
Foreign Government Obligations	1.3
Inflation-Indexed Bonds	1.4
Municipal Bonds	0.1
Preferred Debt	2.6
Residential Mortgage-Backed Securities — Agency	17.1
Residential Mortgage-Backed Securities — Non-Agency	2.1
Senior Loans	0.2
Consumer Discretionary	0.1
Consumer Staples	0.0	(a)
Financials	0.1
Industrials	0.0	(a)
Materials	0.0	(a)
Telecommunication	0.0	(a)
Utilities	0.0	(a)
Treasury Note Short-Term	3.1
U.S. Treasury Obligations	15.7
Warrants	0.0	(a)
Money Market Funds	1.6
Total	100.0

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's portfolio composition is subject to change.

(a) Rounds to less than 0.1%.

Portfolio Management

Carl Pappo, CFA

Alexander Powers

Brian Lavin, CFA

Michael Zazzarino

Alexander Powers has announced his plans to retire in January 2013.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Portfolio Overview (continued)

(Unaudited)

Quality Breakdown (%) (at October 31, 2012)
AAA rating	43.4
AA rating	6.1
A rating	10.4
BBB rating	27.7
BB rating	6.7
B rating	3.2
CCC rating	0.7
CC rating	0.0	(a)
C rating	0.0	(a)
D rating	0.0	(a)
Not rated	1.8
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by any of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

(a) Rounds to less than 0.1%.
Semiannual Report 2012

Columbia Intermediate Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2012 – October 31, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,044.30	1,020.87	4.43	4.38	0.86
Class B	1,000.00	1,000.00	1,040.40	1,017.09	8.28	8.19	1.61
Class C	1,000.00	1,000.00	1,041.20	1,017.85	7.51	7.43	1.46
Class I	1,000.00	1,000.00	1,047.10	1,022.68	2.58	2.55	0.50
Class R	1,000.00	1,000.00	1,043.00	1,019.61	5.72	5.65	1.11
Class W	1,000.00	1,000.00	1,045.00	1,020.92	4.38	4.33	0.85
Class Z	1,000.00	1,000.00	1,045.60	1,022.13	3.15	3.11	0.61

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Portfolio of Investments

October 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes(a) 41.7%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.4%
ADS Tactical, Inc. Senior Secured(b)(c) 04/01/18	11.000%	515,000	509,850
B/E Aerospace, Inc. Senior Unsecured 04/01/22	5.250%	430,000	449,350
Huntington Ingalls Industries, Inc. 03/15/18	6.875%	947,000	1,022,760
Kratos Defense & Security Solutions, Inc. Senior Secured 06/01/17	10.000%	1,036,000	1,118,880
L-3 Communications Corp. 02/15/21	4.950%	7,515,000	8,501,750
Oshkosh Corp. 03/01/17	8.250%	71,000	77,301
03/01/20	8.500%	315,000	346,894
TransDigm, Inc. 12/15/18	7.750%	58,000	63,945
TransDigm, Inc.(c) Senior Subordinated Notes 10/15/20	5.500%	168,000	170,100
Total			12,260,830
Airlines —%
Continental Airlines 1997-1 Class A Pass-Through Trust 04/01/15	7.461%	1,084,103	1,130,177
Automotive 1.5%
Allison Transmission, Inc.(c) 05/15/19	7.125%	476,000	506,940
Chrysler Group LLC/Co-Issuer, Inc. Secured 06/15/19	8.000%	587,000	624,421
Dana Holding Corp. Senior Unsecured 02/15/21	6.750%	167,000	177,855
Delphi Corp. 05/15/19	5.875%	178,000	190,238
Ford Motor Co. Senior Unsecured 07/16/31	7.450%	6,414,000	8,113,710
11/01/46	7.400%	3,575,000	4,334,687
Ford Motor Credit Co. LLC Senior Unsecured 04/15/16	4.207%	2,785,000	2,966,067
06/15/16	3.984%	22,185,000	23,513,660
Lear Corp. 03/15/18	7.875%	248,000	270,320

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Schaeffler Finance BV Senior Secured(b)(c) 02/15/19	8.500%	233,000	262,707
Visteon Corp. 04/15/19	6.750%	896,000	921,760
Total			41,882,365
Banking 8.2%
ABN AMRO North America Holding Preferred Capital Repackaging Trust I(c)(d) 12/29/49	6.523%	9,700,000	9,700,000
Banco de Bogota SA Senior Unsecured(c) 01/15/17	5.000%	230,000	247,002
Bank of New York Mellon Corp. (The) Senior Unsecured 05/15/19	5.450%	2,725,000	3,263,329
Barclays Bank PLC(c)(d) 09/29/49	7.434%	15,011,000	15,611,440
Barclays Bank PLC(d) 12/15/49	6.278%	6,030,000	5,532,525
Capital One Capital III 08/15/36	7.686%	2,505,000	2,541,072
Capital One Capital IV(d) 02/17/37	6.745%	18,465,000	18,658,882
Capital One Capital V 08/15/39	10.250%	5,227,000	5,383,810
Chinatrust Commercial Bank Subordinated Notes(c)(d) 03/29/49	5.625%	3,570,000	3,552,150
Citigroup, Inc. Subordinated Notes 08/25/36	6.125%	4,380,000	4,849,913
Citigroup, Inc.(d) 12/31/49	5.950%	17,385,000	17,917,416
City National Bank Subordinated Notes 07/15/22	5.375%	6,325,000	6,762,614
Discover Bank Subordinated Notes 11/18/19	8.700%	6,255,000	8,178,550
HBOS PLC Subordinated Notes(c) 05/21/18	6.750%	15,929,000	16,884,740
JPMorgan Chase & Co. Senior Unsecured 09/23/22	3.250%	21,272,000	21,804,183
JPMorgan Chase & Co.(d) 04/29/49	7.900%	9,667,000	11,133,774

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Capital XXIII(d) 05/15/47	1.435%	3,395,000	2,508,504
Lloyds Banking Group PLC(b)(c)(d) 11/29/49	6.267%	4,695,000	3,462,562
Lloyds Banking Group PLC(c)(d) 12/31/49	6.657%	6,922,000	5,814,480
Merrill Lynch & Co., Inc. Senior Unsecured 04/25/13	6.150%	1,410,000	1,445,023
Subordinated Notes 05/02/17	5.700%	4,055,000	4,460,849
NB Capital Trust II 12/15/26	7.830%	1,210,000	1,233,692
National City Preferred Capital Trust I(d) 12/31/49	12.000%	5,592,000	5,656,140
Royal Bank of Scotland Group PLC Senior Unsecured 09/18/15	2.550%	4,760,000	4,879,533
State Street Corp. 03/15/18	4.956%	18,605,000	20,738,045
Senior Unsecured 03/07/16	2.875%	2,390,000	2,549,055
Synovus Financial Corp. Senior Unsecured 02/15/19	7.875%	373,000	421,490
U.S. Bancorp Subordinated Notes 07/15/22	2.950%	6,907,000	7,125,627
Wachovia Capital Trust III(d) 03/29/49	5.570%	13,315,000	13,215,137
Washington Mutual Bank Subordinated Notes(e)(f)(g) 01/15/15	5.125%	27,379,000	41,069
Wells Fargo Capital X 12/15/36	5.950%	12,240,000	12,412,021
Total			237,984,627
Brokerage 0.2%
E*Trade Financial Corp. Senior Unsecured 11/30/17	12.500%	633,000	716,872
Eaton Vance Corp. Senior Unsecured 10/02/17	6.500%	2,760,000	3,337,119
Nuveen Investments, Inc. Senior Unsecured(c) 10/15/20	9.500%	335,000	337,513
Total			4,391,504

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials —%
Norcraft Companies LP/Finance Corp. Secured 12/15/15	10.500%	386,000	387,930
Nortek, Inc. 12/01/18	10.000%	63,000	69,851
04/15/21	8.500%	281,000	302,075
Total			759,856
Chemicals 0.6%
Ashland, Inc.
Senior Unsecured(c)
08/15/22	4.750%	216,000	220,320
Celanese U.S. Holdings LLC 06/15/21	5.875%	493,000	549,079
Dow Chemical Co. (The) Senior Unsecured 11/15/20	4.250%	4,195,000	4,649,944
05/15/39	9.400%	125,000	211,194
Hexion US Finance Corp. Senior Secured 04/15/20	6.625%	85,000	84,788
Huntsman International LLC(b) 03/15/21	8.625%	141,000	160,387
JM Huber Corp. Senior Notes(c) 11/01/19	9.875%	410,000	455,100
Koppers, Inc. 12/01/19	7.875%	161,000	176,697
Lubrizol Corp. 02/01/19	8.875%	2,460,000	3,469,122
LyondellBasell Industries NV Senior Unsecured 11/15/21	6.000%	1,657,000	1,915,906
LyondellBasell Industries NV(b) Senior Unsecured 04/15/24	5.750%	1,158,000	1,340,385
MPM Escrow LLC/Finance Corp. Senior Secured(c) 10/15/20	8.875%	349,000	342,020
MacDermid, Inc.(c) 04/15/17	9.500%	684,000	714,780
Nova Chemicals Corp. Senior Unsecured 11/01/16	8.375%	350,000	385,875
11/01/19	8.625%	397,000	449,602
Nufarm Australia Ltd.(c) 10/15/19	6.375%	125,000	128,125

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Polypore International, Inc. 11/15/17	7.500%	280,000	302,400
Rockwood Specialties Group, Inc. 10/15/20	4.625%	757,000	779,710
Total			16,335,434
Construction Machinery 0.3%
CNH Capital LLC(c) 11/01/16	6.250%	404,000	436,320
Senior Notes 11/01/15	3.875%	45,000	46,125
Case New Holland, Inc. 12/01/17	7.875%	529,000	621,575
Caterpillar, Inc. Senior Unsecured 06/26/22	2.600%	4,285,000	4,420,145
Columbus McKinnon Corp. 02/01/19	7.875%	450,000	482,625
Neff Rental LLC/Finance Corp. Secured(c) 05/15/16	9.625%	431,000	437,465
Terex Corp. 04/01/20	6.500%	240,000	252,000
UR Merger Sub Corp. 12/15/19	9.250%	336,000	381,360
UR Merger Sub Corp.(b) 09/15/20	8.375%	270,000	295,650
UR Merger Sub Corp.(c) 04/15/22	7.625%	339,000	371,205
Secured 07/15/18	5.750%	331,000	354,997
Total			8,099,467
Consumer Cyclical Services —%
Goodman Networks, Inc. Senior Secured(c) 07/01/18	12.375%	410,000	440,750
Monitronics International, Inc. 04/01/20	9.125%	185,000	192,862
Total			633,612
Consumer Products —%
Alphabet Holding Co., Inc. Senior Unsecured PIK(c) 11/01/17	7.750%	172,000	173,720
Serta Simmons Holdings LLC Senior Notes(c) 10/01/20	8.125%	500,000	506,875

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Spectrum Brands, Inc.(c) 03/15/20	6.750%		403,000	411,564
Total				1,092,159
Diversified Manufacturing 0.7%
General Electric Co. Senior Unsecured 10/09/22	2.700%		9,445,000	9,497,401
10/09/42	4.125%		11,016,000	11,543,215
Tomkins LLC/Inc. Secured 10/01/18	9.000%		348,000	389,760
Total				21,430,376
Electric 3.4%
AES Corp. Senior Unsecured 07/01/21	7.375%		556,000	621,330
Alabama Power Co. Senior Unsecured 03/15/41	5.500%		10,670,000	14,061,374
01/15/42	4.100%		1,836,000	1,971,824
CMS Energy Corp. Senior Unsecured 09/30/15	4.250%		3,690,000	3,918,780
Calpine Corp. Senior Secured(c) 02/15/21	7.500%		664,000	725,420
CenterPoint Energy, Inc. Senior Unsecured 02/01/17	5.950%		295,000	344,542
Commonwealth Edison Co. 1st Mortgage 08/15/16	5.950%		4,860,000	5,726,805
03/15/36	5.900%		2,885,000	3,853,200
Senior Unsecured 07/15/18	6.950%		4,500,000	5,552,465
Companhia de Eletricidade do Estad 04/27/16	11.750%	BRL	820,000	435,021
Consolidated Edison Co. of New York, Inc. Senior Unsecured 04/01/38	6.750%		3,790,000	5,671,553
Duke Energy Carolinas LLC 1st Refunding Mortgage 09/30/42	4.000%		9,107,000	9,711,386
FPL Energy American Wind LLC Senior Secured(c) 06/20/23	6.639%		1,871,269	1,780,138
FPL Energy National Wind LLC Senior Secured(c) 03/10/24	5.608%		741,464	697,547

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GenOn Energy, Inc. Senior Unsecured(b) 10/15/18	9.500%	305,000	347,700
Georgia Power Co. Senior Unsecured 09/01/40	4.750%	5,635,000	6,428,926
Ipalco Enterprises, Inc. Senior Secured(c) 04/01/16	7.250%	850,000	944,563
Nevada Power Co. 09/15/40	5.375%	1,450,000	1,838,377
05/15/41	5.450%	10,395,000	13,569,013
Niagara Mohawk Power Corp. Senior Unsecured(c) 08/15/19	4.881%	3,360,000	3,950,597
Oncor Electric Delivery Co. LLC Senior Secured 06/01/22	4.100%	525,000	562,518
09/30/40	5.250%	5,220,000	5,852,753
Pacific Gas & Electric Co. Senior Unsecured 01/15/40	5.400%	3,255,000	4,117,422
Southern California Edison Co. 1st Mortgage 09/01/40	4.500%	3,245,000	3,765,521
Tenaska Alabama II Partners LP Senior Secured(c) 03/30/23	6.125%	2,513,805	2,718,756
Total			99,167,531
Entertainment —%
AMC Entertainment, Inc. 06/01/19	8.750%	556,000	614,380
12/01/20	9.750%	152,000	170,620
Six Flags, Inc.(c)(e)(f)(i) 06/01/14	0.000%	458,000	—
Total			785,000
Environmental —%
Clean Harbors, Inc.(c) 08/01/20	5.250%	521,000	534,025
Food and Beverage 1.6%
Anheuser-Busch InBev Worldwide, Inc. 01/15/19	7.750%	1,165,000	1,580,473
Campbell Soup Co. Senior Unsecured 08/02/22	2.500%	4,223,000	4,282,954
08/02/42	3.800%	4,541,000	4,602,544

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Coca-Cola Co. (The) Senior Unsecured 09/01/21	3.300%	7,409,000	8,256,649
ConAgra Foods, Inc. Senior Unsecured 10/01/28	7.000%	6,600,000	8,615,752
General Mills, Inc. Senior Unsecured 12/15/21	3.150%	7,840,000	8,354,633
HJ Heinz Co. Senior Unsecured 09/12/21	3.125%	1,240,000	1,307,642
Heineken NV Senior Notes(c) 10/01/42	4.000%	1,290,000	1,304,874
Hershey Co. (The) Senior Unsecured 12/01/20	4.125%	4,040,000	4,584,762
Mondelez International, Inc. Senior Unsecured 02/09/40	6.500%	2,505,000	3,529,722
Pinnacle Foods Finance LLC/Corp.
04/01/15	9.250%	111,000	113,359
Total			46,533,364
Gaming 0.1%
Caesars Entertainment Operating Co., Inc. Senior Secured(c) 02/15/20	8.500%	379,000	372,367
MGM Resorts International 03/01/18	11.375%	412,000	484,100
Senior Secured 03/15/20	9.000%	229,000	255,908
MGM Resorts International(c) 10/01/20	6.750%	54,000	53,595
Penn National Gaming, Inc. Senior Subordinated Notes 08/15/19	8.750%	257,000	287,198
ROC Finance LLC/Corp. Secured(c) 09/01/18	12.125%	572,000	660,660
Seminole Indian Tribe of Florida(c) 10/01/20	7.804%	695,000	710,297
Senior Secured 10/01/20	6.535%	110,000	118,396
Seneca Gaming Corp.(c) 12/01/18	8.250%	407,000	428,876

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tunica-Biloxi Gaming Authority Senior Unsecured(c) 11/15/15	9.000%	382,000	347,620
Total			3,719,017
Gas Distributors 0.3%
Atmos Energy Corp. Senior Unsecured 06/15/17	6.350%	3,375,000	4,107,463
Sempra Energy Senior Unsecured 06/01/16	6.500%	2,700,000	3,197,324
Total			7,304,787
Gas Pipelines 3.3%
El Paso LLC Senior Unsecured 09/15/20	6.500%	1,036,000	1,158,248
01/15/32	7.750%	413,000	492,872
El Paso Pipeline Partners Operating Co. LLC 10/01/21	5.000%	8,506,000	9,630,901
Enterprise Products Operating LLC 02/01/41	5.950%	7,305,000	9,078,113
02/15/42	5.700%	2,565,000	3,099,154
Kinder Morgan Energy Partners LP Senior Unsecured 02/15/15	5.625%	2,990,000	3,302,039
01/15/38	6.950%	2,835,000	3,804,856
09/01/39	6.500%	3,800,000	4,847,398
MarkWest Energy Partners LP/Finance Corp. 06/15/22	6.250%	430,000	466,550
02/15/23	5.500%	460,000	483,000
NiSource Finance Corp. 02/15/23	3.850%	2,145,000	2,270,075
02/15/43	5.250%	545,000	611,208
NiSource Finance Corp.(b) 12/15/40	6.250%	3,990,000	5,071,657
Plains All American Pipeline LP/Finance Corp. 01/15/20	5.750%	2,985,000	3,645,103
01/15/37	6.650%	2,050,000	2,764,636
Regency Energy Partners LP/Corp. 04/15/23	5.500%	408,000	424,320
Regency Energy Partners LP/Finance Corp. 12/01/18	6.875%	303,000	327,998
07/15/21	6.500%	374,000	405,790
Southern Natural Gas Co. LLC/Issuing Corp. Senior Unsecured 06/15/21	4.400%	6,160,000	6,872,706

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern Natural Gas Co. LLC Senior Unsecured 03/01/32	8.000%	3,795,000	5,635,222
Southern Star Central Corp. Senior Unsecured 03/01/16	6.750%	105,000	106,969
TransCanada PipeLines Ltd.(d) 05/15/67	6.350%	15,330,000	16,474,093
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured(c) 08/01/42	4.450%	7,725,000	8,274,307
Williams Companies, Inc. (The) Senior Unsecured 09/01/21	7.875%	145,000	192,315
Williams Partners LP Senior Unsecured 04/15/40	6.300%	4,035,000	5,185,124
Total			94,624,654
Health Care 1.0%
American Renal Associates Holdings, Inc. Senior Unsecured PIK 03/01/16	9.750%	93,194	98,786
American Renal Holdings, Inc. Senior Secured 05/15/18	8.375%	619,000	654,592
Biomet, Inc.(c) 08/01/20	6.500%	604,000	623,630
10/01/20	6.500%	198,000	192,555
CHS/Community Health Systems, Inc. 11/15/19	8.000%	433,000	467,099
Senior Secured 08/15/18	5.125%	506,000	524,975
ConvaTec Healthcare E SA Senior Unsecured(c) 12/15/18	10.500%	639,000	693,315
DaVita HealthCare Partners, Inc. 08/15/22	5.750%	386,000	403,370
Emdeon, Inc. 12/31/19	11.000%	440,000	504,900
Express Scripts Holding Co.(c) 02/15/17	2.650%	8,783,000	9,168,284
02/15/22	3.900%	6,485,000	7,088,494
Fresenius Medical Care U.S. Finance II, Inc.(c) 07/31/19	5.625%	165,000	173,663
01/31/22	5.875%	213,000	226,579
Fresenius Medical Care U.S. Finance, Inc.(c) 09/15/18	6.500%	427,000	478,240

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HCA, Inc. 02/15/22	7.500%	1,334,000	1,490,745
05/01/23	5.875%	93,000	93,930
Senior Secured 02/15/20	6.500%	598,000	660,790
05/01/23	4.750%	62,000	62,000
Hanger, Inc. 11/15/18	7.125%	233,000	243,485
HealthSouth Corp. 02/15/20	8.125%	310,000	340,225
Hologic, Inc.(c) 08/01/20	6.250%	219,000	232,140
IASIS Healthcare LLC/Capital Corp. 05/15/19	8.375%	727,000	668,840
IMS Health, Inc. Senior Unsecured(c) 11/01/20	6.000%	204,000	207,570
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured(c) 11/01/18	10.500%	207,000	220,455
Multiplan, Inc.(c) 09/01/18	9.875%	641,000	705,100
Physio-Control International, Inc. Senior Secured(c) 01/15/19	9.875%	408,000	446,760
Physiotherapy Associates Holdings, Inc. Senior Unsecured(c) 05/01/19	11.875%	215,000	220,912
Radnet Management, Inc. 04/01/18	10.375%	165,000	165,825
Rural/Metro Corp. Senior Unsecured(c) 07/15/19	10.125%	247,000	231,562
STHI Holding Corp. Secured(c) 03/15/18	8.000%	367,000	392,690
Tenet Healthcare Corp.(c) 02/01/20	6.750%	153,000	152,044
Senior Secured 06/01/20	4.750%	432,000	428,220
Truven Health Analytics, Inc. Senior Unsecured(b)(c) 06/01/20	10.625%	286,000	306,735
Universal Hospital Services, Inc. Secured(c) 08/15/20	7.625%	132,000	136,950
VWR Funding, Inc.(c) 09/15/17	7.250%	32,000	32,400

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vanguard Health Holding Co. II LLC/Inc. 02/01/18	8.000%	719,000	747,760
02/01/19	7.750%	130,000	134,875
Total			29,620,495
Healthcare Insurance 0.4%
AMERIGROUP Corp. Senior Unsecured 11/15/19	7.500%	465,000	542,888
CIGNA Corp. Senior Unsecured 02/15/22	4.000%	1,785,000	1,950,941
WellPoint, Inc. Senior Unsecured 01/15/23	3.300%	7,700,000	7,964,764
Total			10,458,593
Home Construction 0.1%
Beazer Homes USA, Inc. 05/15/19	9.125%	152,000	159,600
KB Home 03/15/20	8.000%	206,000	230,205
Meritage Homes Corp. 04/01/22	7.000%	224,000	241,920
Shea Homes LP/Funding Corp. Senior Secured 05/15/19	8.625%	376,000	418,300
Taylor Morrison Communities, Inc./Monarch, Inc.(c) 04/15/20	7.750%	474,000	504,810
Total			1,554,835
Independent Energy 2.3%
Anadarko Petroleum Corp. 03/15/40	6.200%	2,365,000	3,018,610
Senior Unsecured 09/15/17	6.375%	3,040,000	3,698,802
Antero Resources Finance Corp. 12/01/17	9.375%	26,000	28,665
08/01/19	7.250%	106,000	114,480
Carrizo Oil & Gas, Inc. 10/15/18	8.625%	678,000	730,545
Chesapeake Energy Corp. 02/15/21	6.125%	340,000	344,250
Chesapeake Energy Corp.(b) 08/15/20	6.625%	897,000	937,365
Comstock Resources, Inc. 06/15/20	9.500%	286,000	306,020
Concho Resources, Inc. 01/15/21	7.000%	1,423,000	1,579,530

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Continental Resources, Inc. 04/01/21	7.125%	476,000	535,500
09/15/22	5.000%	140,000	147,350
Continental Resources, Inc.(c) 09/15/22	5.000%	13,563,000	14,308,965
Devon Energy Corp. Senior Unsecured 01/15/19	6.300%	2,325,000	2,926,896
EP Energy LLC/Finance, Inc. Senior Unsecured(b)(c) 05/01/20	9.375%	802,000	886,210
EnCana Corp. Senior Unsecured(b) 11/15/21	3.900%	2,565,000	2,766,163
Halcon Resources Corp. Senior Unsecured(c)(j) 05/15/21	8.875%	232,000	235,190
Hess Corp. Senior Unsecured 08/15/31	7.300%	2,570,000	3,542,318
Kodiak Oil & Gas Corp.(c) 12/01/19	8.125%	1,341,000	1,461,690
Laredo Petroleum, Inc. 02/15/19	9.500%	379,000	430,165
05/01/22	7.375%	392,000	427,280
MEG Energy Corp.(c) 03/15/21	6.500%	478,000	512,655
01/30/23	6.375%	262,000	280,340
Nexen, Inc. Senior Unsecured 05/15/37	6.400%	5,085,000	6,525,479
07/30/39	7.500%	5,565,000	7,983,888
Novatek Finance Ltd. Senior Unsecured(c) 02/03/21	6.604%	260,000	304,425
Oasis Petroleum, Inc. 11/01/21	6.500%	1,031,000	1,090,282
01/15/23	6.875%	453,000	480,180
Plains Exploration & Production Co. 11/15/20	6.500%	798,000	798,000
02/15/23	6.875%	604,000	603,245
QEP Resources, Inc. Senior Unsecured 10/01/22	5.375%	158,000	165,308
05/01/23	5.250%	591,000	616,117
Range Resources Corp. 08/01/20	6.750%	555,000	611,888
Ras Laffan Liquefied Natural Gas Co., Ltd. II Senior Secured(c) 09/30/20	5.298%	2,711,500	3,057,216

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SM Energy Co. Senior Unsecured 11/15/21	6.500%	221,000	232,603
01/01/23	6.500%	254,000	265,430
SandRidge Energy, Inc.(b)(c) 02/15/23	7.500%	160,000	165,600
Whiting Petroleum Corp. 10/01/18	6.500%	26,000	28,048
Woodside Finance Ltd.(c) 05/10/21	4.600%	4,841,000	5,405,272
Total			67,551,970
Integrated Energy 0.7%
Lukoil International Finance BV(c) 11/09/20	6.125%	345,000	392,152
Shell International Finance BV 08/21/22	2.375%	12,775,000	13,043,352
03/25/40	5.500%	4,635,000	6,230,464
Total			19,665,968
Life Insurance 2.1%
ING Groep NV(b)(d) 12/29/49	5.775%	7,913,000	7,477,785
MetLife Capital Trust X(c) 04/08/38	9.250%	9,535,000	13,253,650
MetLife, Inc. 12/15/36	6.400%	2,485,000	2,701,262
08/01/39	10.750%	8,536,000	12,846,680
Provident Companies, Inc. Senior Unsecured 07/15/18	7.000%	320,000	363,635
Prudential Financial, Inc.(d) 06/15/38	8.875%	14,460,000	17,858,100
09/15/42	5.875%	5,905,000	6,215,012
Total			60,716,124
Lodging —%
Choice Hotels International, Inc. 07/01/22	5.750%	233,000	255,135
Media Cable 1.2%
CCO Holdings LLC/Capital Corp. 01/31/22	6.625%	1,080,000	1,171,800
09/30/22	5.250%	93,000	93,465
CSC Holdings LLC Senior Unsecured(c) 11/15/21	6.750%	317,000	352,662

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cablevision Systems Corp. Senior Unsecured 04/15/20	8.000%	475,000	533,187
09/15/22	5.875%	122,000	121,085
Cequel Communications Escrow 1 LLC/Capital Corp. Senior Unsecured(c) 09/15/20	6.375%	217,000	219,713
DIRECTV Holdings LLC/Financing Co., Inc. 02/15/16	3.125%	7,190,000	7,594,200
03/01/16	3.500%	8,910,000	9,528,693
03/15/17	2.400%	7,202,000	7,420,638
03/01/21	5.000%	2,475,000	2,814,402
DISH DBS Corp. 06/01/21	6.750%	865,000	963,394
Quebecor Media, Inc. Senior Unsecured(b)(c) 01/15/23	5.750%	596,000	607,920
Time Warner Cable, Inc. 05/01/17	5.850%	2,335,000	2,793,982
Videotron Ltd. 07/15/22	5.000%	202,000	209,070
WaveDivision Escrow LLC/Corp. Senior Unsecured(c) 09/01/20	8.125%	12,000	12,360
Total			34,436,571
Media Non-Cable 0.9%
AMC Networks, Inc. 07/15/21	7.750%	654,000	742,290
Clear Channel Communications, Inc. 08/01/16	10.750%	251,000	185,740
Clear Channel Worldwide Holdings, Inc. 03/15/20	7.625%	785,000	747,712
Getty Images LLC/Inc. Senior Notes(c) 10/15/20	7.000%	571,000	579,565
Hughes Satellite Systems Corp. 06/15/21	7.625%	626,000	696,425
Senior Secured 06/15/19	6.500%	217,000	232,190
Intelsat Jackson Holdings SA(b)(c) 12/15/22	6.625%	400,000	397,000
Intelsat Jackson Holdings SA(c) 10/15/20	7.250%	1,039,000	1,101,340
NBCUniversal Media LLC Senior Unsecured 04/01/16	2.875%	3,157,000	3,347,598
National CineMedia LLC Senior Secured(c) 04/15/22	6.000%	465,000	490,575

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
News America, Inc. 12/15/35	6.400%	3,930,000	5,039,879
02/15/41	6.150%	7,231,000	9,359,018
Nielsen Finance LLC/Co. 10/15/18	7.750%	306,000	344,250
Nielsen Finance LLC/Co.(b)(c) 10/01/20	4.500%	923,000	916,077
Salem Communications Corp. Secured 12/15/16	9.625%	382,000	424,975
Starz LLC/Finance Corp. Senior Notes(c) 09/15/19	5.000%	237,000	242,333
Univision Communications, Inc.(b)(c) 05/15/21	8.500%	428,000	431,210
Univision Communications, Inc.(c) Senior Secured 11/01/20	7.875%	497,000	529,305
09/15/22	6.750%	273,000	273,000
Total			26,080,482
Metals 0.4%
Alpha Natural Resources, Inc.(b) 04/15/18	9.750%	404,000	409,050
06/01/19	6.000%	573,000	501,375
ArcelorMittal Senior Unsecured 10/15/39	7.250%	4,362,000	4,050,030
ArcelorMittal(b) Senior Unsecured 03/01/41	7.000%	2,236,000	2,048,192
Arch Coal, Inc. 06/15/21	7.250%	144,000	127,080
Calcipar SA Senior Secured(c) 05/01/18	6.875%	441,000	442,103
FMG Resources August 2006 Proprietary Ltd.(b)(c) 11/01/15	7.000%	229,000	230,718
FMG Resources August 2006 Proprietary Ltd.(c) 11/01/19	8.250%	646,000	644,385
Inmet Mining Corp.(c) 06/01/20	8.750%	585,000	606,937
JMC Steel Group, Inc. Senior Notes(c) 03/15/18	8.250%	250,000	253,750
Peabody Energy Corp. 11/15/21	6.250%	661,000	682,482

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rain CII Carbon LLC/Corp. Senior Secured(c) 12/01/18	8.000%	498,000	516,675
Rio Tinto Finance USA PLC 08/21/22	2.875%	2,045,000	2,060,458
Total			12,573,235
Non-Captive Consumer 0.6%
Discover Financial Services Senior Unsecured(c) 04/27/22	5.200%	1,795,000	1,977,550
HSBC Finance Capital Trust IX(d) 11/30/35	5.911%	5,168,000	5,150,997
HSBC Finance Corp. Senior Subordinated Notes 01/15/21	6.676%	7,760,000	9,182,680
SLM Corp. Senior Unsecured 03/25/20	8.000%	556,000	643,915
Springleaf Finance Corp. Senior Unsecured 12/15/17	6.900%	647,000	571,786
Total			17,526,928
Non-Captive Diversified 0.9%
Ally Financial, Inc. 02/15/17	5.500%	105,000	111,108
03/15/20	8.000%	1,827,000	2,178,880
CIT Group, Inc.(c) Senior Secured 04/01/18	6.625%	415,000	465,838
Senior Unsecured 02/15/19	5.500%	1,405,000	1,503,350
General Electric Capital Corp. Senior Unsecured 10/17/21	4.650%	4,850,000	5,487,809
09/07/22	3.150%	14,480,000	14,730,345
International Lease Finance Corp. Senior Unsecured 05/15/19	6.250%	409,000	440,800
12/15/20	8.250%	1,315,000	1,550,056
Total			26,468,186
Oil Field Services 0.3%
Atwood Oceanics, Inc. Senior Unsecured 02/01/20	6.500%	1,191,000	1,280,325
Green Field Energy Services, Inc.(c) Senior Secured 11/15/16	13.250%	15,000	15,300

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Green Field Energy Services, Inc.(c)(f) Senior Secured 11/15/16	13.250%	634,000	646,680
Hiland Partners LP/Finance Corp.(c) 10/01/20	7.250%	771,000	801,840
Offshore Group Investments Ltd. Senior Secured 08/01/15	11.500%	568,000	624,090
Weatherford International Ltd. 03/15/38	7.000%	4,375,000	5,209,527
Total			8,577,762
Other Industry 0.4%
Interline Brands, Inc. 11/15/18	7.500%	347,000	374,760
President and Fellows of Harvard College Senior Notes 10/15/40	4.875%	6,650,000	8,311,837
President and Fellows of Harvard College(c) 01/15/39	6.500%	2,485,000	3,762,166
SPL Logistics Escrow LLC/Finance Corp. Senior Secured(c) 08/01/20	8.875%	257,000	273,062
Total			12,721,825
Packaging 0.1%
Ardagh Packaging Finance PLC Senior Secured(c) 10/15/17	7.375%	206,000	221,450
Berry Plastics Corp. Secured 01/15/21	9.750%	389,000	441,515
Reynolds Group Issuer, Inc./LLC 04/15/19	9.000%	1,000	1,013
08/15/19	9.875%	622,000	651,545
02/15/21	8.250%	149,000	146,392
Senior Secured 08/15/19	7.875%	276,000	299,460
02/15/21	6.875%	668,000	709,750
Reynolds Group Issuer, Inc./LLC(c) Senior Secured 10/15/20	5.750%	528,000	533,280
Sealed Air Corp.(c) 09/15/21	8.375%	104,000	114,400
Total			3,118,805
Pharmaceuticals 1.1%
Catalent Pharma Solutions, Inc.(c) 10/15/18	7.875%	521,000	526,210

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jaguar Holding Co. I Senior Notes PIK(c) 10/15/17	9.375%	204,000	207,060
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(c) 12/01/19	9.500%	155,000	173,213
Johnson & Johnson Senior Unsecured 05/15/41	4.850%	6,460,000	8,309,937
Merck & Co., Inc. Senior Unsecured 09/15/22	2.400%	9,780,000	9,960,529
09/15/42	3.600%	8,900,000	9,171,610
Mylan, Inc.(c) 11/15/18	6.000%	285,000	303,525
Roche Holdings, Inc.(c) 03/01/19	6.000%	2,885,000	3,628,323
VPI Escrow Corp.(c) 10/15/20	6.375%	593,000	624,133
Total			32,904,540
Property & Casualty 1.3%
CNA Financial Corp. Senior Unsecured 12/15/14	5.850%	1,497,000	1,630,688
Hub International Ltd.(c) 10/15/18	8.125%	499,000	512,722
Liberty Mutual Group, Inc.(c) 05/01/22	4.950%	3,615,000	3,947,801
05/01/42	6.500%	3,450,000	3,931,782
Liberty Mutual Group, Inc.(c)(d) 06/15/58	10.750%	9,130,000	13,603,700
OneBeacon US Holdings, Inc. 05/15/13	5.875%	1,983,000	2,022,652
Transatlantic Holdings, Inc. Senior Unsecured 11/30/39	8.000%	9,480,000	12,657,412
Total			38,306,757
Railroads 0.9%
BNSF Funding Trust I(d) 12/15/55	6.613%	9,451,000	10,608,747
CSX Corp. Senior Unsecured 05/30/42	4.750%	9,735,000	10,885,609
Union Pacific Corp. Senior Unsecured 08/15/18	5.700%	3,145,000	3,850,905
Total			25,345,261

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Refining 0.3%
Marathon Petroleum Corp. Senior Unsecured 03/01/41	6.500%	5,695,000	7,368,077
REITs 1.1%
Boston Properties LP Senior Unsecured 05/15/21	4.125%	11,735,000	12,873,600
Brandywine Operating Partnership LP 05/15/15	7.500%	2,735,000	3,090,933
Duke Realty LP 06/15/22	4.375%	3,925,000	4,217,895
Senior Unsecured 02/15/15	7.375%	2,200,000	2,469,799
08/15/19	8.250%	7,570,200	9,798,905
10/15/22	3.875%	650,000	676,609
Total			33,127,741
Restaurants —%
Shearer's Escrow Corp. Senior Secured(c) 11/01/19	9.000%	229,000	235,011
Retailers 0.7%
99 Cents Only Stores(c) 12/15/19	11.000%	245,000	277,463
Burlington Coat Factory Warehouse Corp. 02/15/19	10.000%	321,000	354,304
Jo-Ann Stores, Inc. Senior Unsecured(c) 03/15/19	8.125%	292,000	293,825
Limited Brands, Inc. 06/15/19	8.500%	181,000	219,236
04/01/21	6.625%	375,000	428,906
Macy's Retail Holdings, Inc. 07/15/27	6.790%	9,325,000	10,851,111
03/15/37	6.375%	2,065,000	2,548,241
01/15/42	5.125%	2,690,000	3,046,931
Penske Automotive Group, Inc.(c) 10/01/22	5.750%	292,000	297,475
Rite Aid Corp. 03/15/20	9.250%	348,000	355,830
Senior Secured 08/15/20	8.000%	280,000	321,720
Senior Unsecured 02/15/27	7.700%	281,000	231,825
Sally Holdings LLC/Capital, Inc. 11/15/19	6.875%	155,000	171,856
06/01/22	5.750%	191,000	204,131
Total			19,602,854

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.3%
Kroger Co. (The) 12/15/18	6.800%	5,067,000	6,354,920
Senior Unsecured 01/15/17	2.200%	965,000	987,400
Total			7,342,320
Technology 1.1%
Alliance Data Systems Corp.(c) 04/01/20	6.375%	260,000	279,500
Amkor Technology, Inc. Senior Unsecured 06/01/21	6.625%	730,000	695,325
Amkor Technology, Inc.(c) 10/01/22	6.375%	170,000	157,675
Brocade Communications Systems, Inc. Senior Secured 01/15/18	6.625%	245,000	254,188
CDW LLC/Finance Corp. 04/01/19	8.500%	536,000	570,840
Senior Secured 12/15/18	8.000%	286,000	312,455
Equinix, Inc. Senior Unsecured 07/15/21	7.000%	278,000	308,580
First Data Corp. 01/15/21	12.625%	695,000	717,587
First Data Corp.(c) Secured 01/15/21	8.250%	152,000	152,000
Senior Secured 08/15/20	8.875%	225,000	245,250
11/01/20	6.750%	1,012,000	1,014,530
Freescale Semiconductor, Inc. Senior Secured(c) 04/15/18	9.250%	385,000	411,950
Hewlett-Packard Co. Senior Unsecured 12/09/21	4.650%	3,360,000	3,363,320
09/15/41	6.000%	3,000,000	2,953,629
Lender Processing Services, Inc. 04/15/23	5.750%	317,000	335,227
NXP BV/Funding LLC Senior Secured(c) 08/01/18	9.750%	436,000	499,220
Nuance Communications, Inc.(c) 08/15/20	5.375%	606,000	618,120

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oracle Corp. Senior Unsecured 10/15/17	1.200%	3,305,000	3,321,657
10/15/22	2.500%	14,214,000	14,470,492
TransUnion Holding Co., Inc. Senior Unsecured PIK(c)(j) 06/15/18	8.125%	143,000	143,715
Total			30,825,260
Transportation Services 0.2%
Avis Budget Car Rental LLC/Finance, Inc. 01/15/19	8.250%	339,000	369,934
03/15/20	9.750%	124,000	141,205
ERAC U.S.A. Finance LLC(c) 10/01/20	5.250%	4,960,000	5,685,345
Hertz Corp. (The) 10/15/18	7.500%	395,000	428,575
01/15/21	7.375%	212,000	228,165
Total			6,853,224
Wireless 0.4%
Cricket Communications, Inc.(b) 10/15/20	7.750%	485,000	500,156
Crown Castle International Corp. Senior Unsecured(c) 01/15/23	5.250%	681,000	704,835
SBA Telecommunications, Inc.(c) 07/15/20	5.750%	1,218,000	1,266,720
Sprint Nextel Corp. Senior Unsecured 08/15/17	8.375%	804,000	932,640
08/15/20	7.000%	258,000	283,155
11/15/21	11.500%	374,000	497,420
Sprint Nextel Corp.(b)(c) 03/01/20	7.000%	279,000	323,640
Sprint Nextel Corp.(c) 11/15/18	9.000%	869,000	1,073,215
United States Cellular Corp. Senior Unsecured 12/15/33	6.700%	4,000,000	4,192,720
Wind Acquisition Finance SA Senior Secured(c) 02/15/18	7.250%	317,000	309,075
Total			10,083,576
Wirelines 2.3%
CenturyLink, Inc. Senior Unsecured 06/15/21	6.450%	5,525,000	6,056,964

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Embarq Corp. Senior Unsecured 06/01/36	7.995%	5,694,000	6,146,377
Frontier Communications Corp. Senior Unsecured 04/15/22	8.750%	308,000	354,970
Frontier Communications Corp.(b) Senior Unsecured 01/15/23	7.125%	498,000	530,370
Integra Telecom Holdings, Inc. Senior Secured(c) 04/15/16	10.750%	128,000	133,440
Level 3 Communications, Inc. Senior Unsecured 02/01/19	11.875%	280,000	318,500
Level 3 Communications, Inc.(c) Senior Unsecured 06/01/19	8.875%	183,000	192,150
Level 3 Financing, Inc. 02/01/18	10.000%	141,000	157,215
Level 3 Financing, Inc.(b) 04/01/19	9.375%	772,000	860,780
PAETEC Holding Corp. 12/01/18	9.875%	768,000	877,440
Senior Secured 06/30/17	8.875%	97,000	104,517
Telecom Italia Capital SA 09/30/14	4.950%	10,908,000	11,344,320
10/01/15	5.250%	4,093,000	4,333,464
07/18/36	7.200%	9,799,000	9,945,985
Telefonica Emisiones SAU 06/20/16	6.421%	3,685,000	3,998,225
07/03/17	6.221%	2,375,000	2,565,000
04/27/20	5.134%	3,520,000	3,546,400
02/16/21	5.462%	2,875,000	2,927,673
Verizon New York, Inc. Senior Unsecured 04/01/32	7.375%	5,991,000	8,077,587
Verizon Virginia, Inc. Senior Unsecured 10/01/29	8.375%	2,235,000	3,097,048
Zayo Group LLC/Capital, Inc. 07/01/20	10.125%	484,000	540,870
Senior Secured 01/01/20	8.125%	277,000	303,315
tw telecom Holdings, Inc.(c) 10/01/22	5.375%	180,000	184,950

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
tw telecom holdings, inc. 03/01/18	8.000%	466,000	512,600
Total			67,110,160
Total Corporate Bonds & Notes (Cost: $1,119,232,990)			1,209,100,480

Residential Mortgage-Backed Securities — Agency 17.6%

Federal Home Loan Mortgage Corp.(k) 06/01/41	4.500%	12,669,233	13,981,337
11/01/26	8.500%	102,181	125,928
07/01/20	12.000%	10,097	10,333
Federal National Mortgage Association(d)(k) 06/01/32	2.165%	4,925	5,178
08/01/36	2.324%	27,627	28,094
07/01/37	5.913%	238,707	261,004
Federal National Mortgage Association(j)(k) 11/01/42	3.000%	25,550,000	26,791,572
11/01/42	3.500%	51,025,000	54,349,595
11/01/42	4.000%	10,000,000	10,707,812
Federal National Mortgage Association(k) 09/01/40- 06/01/42	4.000%	169,078,857	185,009,895
05/01/39- 10/15/42	4.500%	47,139,334	52,080,840
08/01/40- 05/01/41	5.000%	42,087,923	46,687,485
06/01/35- 01/01/40	5.500%	20,678,396	22,720,595
01/01/14- 08/01/38	6.000%	29,105,466	32,375,892
09/01/18	10.000%	27,122	31,863
CMO Series 1988-4 Class Z 03/25/18	9.250%	29,802	33,322
Federal National Mortgage Association(k)(l) 12/01/40	4.000%	31,396,739	34,449,551
Government National Mortgage Association(d)(k) 07/20/25	1.625%	38,708	39,915
Government National Mortgage Association(k) 03/15/41	4.500%	26,379,351	28,956,466
01/15/30	7.000%	454,389	543,686
12/15/23- 07/20/28	7.500%	558,679	628,891
05/15/17	8.000%	3,625	3,979
02/15/25	8.500%	49,028	58,062
06/15/16- 10/15/16	9.000%	2,456	2,650
Total Residential Mortgage-Backed Securities — Agency (Cost: $490,746,437)			509,883,945
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency 2.1%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American General Mortgage Loan Trust(c)(d)(k) CMO Series 2009-1 Class A7 09/25/48	5.750%	8,182,000	8,350,639
CMO Series 2010-1A Class A1 03/25/58	5.150%	948,968	969,220
American Mortgage Trust Series 2093-3 Class 3A(e)(f)(k) 07/27/23	8.188%	6,073	3,682
BCAP LLC(c)(d)(f)(k) 05/26/47	0.446%	3,548,178	3,299,806
BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1(c)(k)
08/27/37	6.000%	2,119,829	2,223,135
Bayview Opportunity Master Fund Trust IIB LP Series 2012-4NPL Class A(c)(d)(k) 07/28/32	3.475%	1,674,244	1,674,244
Citigroup Mortgage Loan Trust, Inc.(c)(d)(k) CMO Series 2012-7 Class 12A1 03/25/36	2.629%	2,414,542	2,431,154
CMO Series 2012-9 Class 1A1 02/20/36	5.264%	4,841,000	4,998,332
Credit Suisse Mortgage Capital Certificates(c)(d)(k) CMO Series 2009-12R Class 30A1 12/27/36	6.059%	152,108	152,133
CMO Series 2010-12R Class 13A1 12/26/37	3.217%	2,333,146	2,330,724
CMO Series 2011-16R Class 7A3 12/27/36	3.500%	2,325,285	2,303,469
CMO Series 2011-17R Class 2A1 12/27/37	3.400%	2,524,349	2,593,123
CMO Series 2012-4R Class 8A1 06/27/47	2.848%	2,618,251	2,612,450
Credit Suisse Mortgage Certificates CMO Series 2011-17R Class 3A1(c)(d)(k) 10/27/35	2.485%	6,610,000	6,594,081
JPMorgan Alternative Loan Trust CMO Series 2006-A4 Class A1(d)(k) 09/25/36	5.950%	606,235	612,029
Jefferies & Co., Inc. CMO Series 2010-R7 Class 7A4(c)(d)(k) 10/26/36	3.250%	1,726,744	1,724,768
Morgan Stanley Reremic Trust CMO Series 2012-R2 Class 1A(c)(d)(k) 11/26/36	0.377%	2,897,962	2,767,553
Nomura Asset Acceptance Corp.(d)(k) CMO Series 2007-1 Class 1A3 (AGM) 03/25/47	5.957%	284,042	277,050
CMO Series 2007-1 Class 1A4 (AGM) 03/25/47	6.138%	1,798,439	1,753,893

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nomura Resecuritization Trust CMO Series 2012-3R Class 1A1(c)(d)(k) 01/26/37	0.404%	4,063,610	3,760,107
Residential Mortgage Asset Trust Series 2012-1A Class A1(c)(d)(k) 08/26/52	2.734%	3,649,070	3,677,008
Sequoia Mortgage Trust CMO Series 2004-6 Class B2(d)(k) 07/20/34	1.531%	1,811,725	436,758
Springleaf Mortgage Loan Trust CMO Series 2012-1A Class A(c)(d)(k) 09/25/57	2.667%	2,746,337	2,773,176
Structured Asset Securities Corp. CMO Series 2004-21XS Class 2A6A(d)(k) 12/25/34	4.740%	767,867	777,563
VOLT LLC Series 2012-RP2A Class A1(c)(k) 06/26/17	4.704%	2,139,327	2,171,417
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2005-2 Class 1A2(k) 04/25/35	8.000%	144,222	144,564
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $62,613,153)			61,412,078

Commercial Mortgage-Backed Securities — Non-Agency 13.2%

Banc of America Merrill Lynch Commercial Mortgage, Inc.(k) Series 2005-3 Class A4 07/10/43	4.668%	15,250,000	16,688,167
Series 2005-4 Class A5A 07/10/45	4.933%	13,093,000	14,428,316
Bear Stearns Commercial Mortgage Securities(d)(k) Series 2004-T14 Class A4 01/12/41	5.200%	6,136,000	6,427,202
Series 2005-T20 Class A4A 10/12/42	5.150%	1,250,000	1,403,016
Series 2006-PW12 Class A4 09/11/38	5.712%	1,290,000	1,480,676
Series 2006-PW12 Class AAB 09/11/38	5.687%	350,043	357,805
Bear Stearns Commercial Mortgage Securities(k) Series 2003-T10 Class A2 03/13/40	4.740%	434,407	437,503
Series 2006-PW14 Class A4 12/11/38	5.201%	8,025,000	9,248,949

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup/Deutsche Bank Commercial Mortgage Trust(d)(k) Series 2005-CD1 Class A4 07/15/44	5.219%	6,055,000	6,763,932
Citigroup/Deutsche Bank Commercial Mortgage Trust(k) Series 2007-CD4 Class A4 12/11/49	5.322%	14,079,000	16,197,795
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class A3(d)(k) 06/15/38	5.805%	19,666,000	22,606,578
DBRR Trust(c)(f)(k) Series 2012-EZ1 Class A 09/25/45	2.062%	4,914,946	4,914,946
DBRR Trust(c)(k) Series 2012-EZ1 Class A 09/25/45	0.946%	4,971,966	4,988,040
09/25/45	1.393%	1,112,000	1,113,183
GE Capital Commercial Mortgage Corp. Series 2003-C1 Class A4(k) 01/10/38	4.819%	2,781,411	2,794,992
GMAC Commercial Mortgage Securities, Inc.(d)(k)(m) CMO IO Series 1997-C1 Class X 07/15/29	1.234%	4,256,884	168,598
GMAC Commercial Mortgage Securities, Inc.(k) Series 2003-C3 Class A4 04/10/40	5.023%	13,020,000	13,445,181
GS Mortgage Securities Corp. II(k) Series 2005-GG4 Class A4A 07/10/39	4.751%	11,338,500	12,314,813
Series 2012-GCJ7 Class A2 05/10/45	2.318%	2,810,000	2,947,558
Greenwich Capital Commercial Funding Corp.(d)(k) Series 2005-GG3 Class A4 08/10/42	4.799%	12,960,000	13,934,048
Series 2005-GG5 Class AM 04/10/37	5.277%	8,480,000	9,108,224
Series 2006-GG7 Class AM 07/10/38	5.867%	3,730,000	4,153,635
Greenwich Capital Commercial Funding Corp.(k) Series 2003-C2 Class A3 01/05/36	4.533%	32,441	32,423
Series 2007-GG9 Class A4 03/10/39	5.444%	9,310,000	10,724,580
JPMorgan Chase Commercial Mortgage Securities Corp.(d)(k) Series 2005-LDP4 Class A4 10/15/42	4.918%	6,280,000	6,866,540
Series 2005-LDP5 Class A4 12/15/44	5.200%	4,000,000	4,479,669
Series 2007-CB19 Class A4 02/12/49	5.728%	19,250,000	22,690,187

Commercial Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LB-UBS Commercial Mortgage Trust(d)(k) Series 2004-C6 Class A6 08/15/29	5.020%	14,958,000	15,855,704
Series 2006-C4 Class AM 06/15/38	5.886%	1,245,000	1,404,021
Series 2007-C7 Class A3 09/15/45	5.866%	11,070,000	13,320,919
LB-UBS Commercial Mortgage Trust(k) Series 2005-C3 Class A5 07/15/30	4.739%	5,460,000	5,933,742
Series 2006-C1 Class A2 02/15/31	5.084%	1,256,562	1,257,247
Series 2007-C2 Class A3 02/15/40	5.430%	14,515,000	16,713,587
Merrill Lynch Mortgage Investors, Inc. CMO IO Series 1998-C3 Class IO(d)(k)(m) 12/15/30	0.398%	8,082,372	128,785
Morgan Stanley Capital I Trust Series 2004-T13 Class A4(k) 09/13/45	4.660%	14,680,000	15,205,544
Morgan Stanley Capital I, Inc.(d)(k) Series 2007-IQ15 Class A4 06/11/49	5.880%	19,225,000	22,547,714
Morgan Stanley Capital I, Inc.(k) Series 2003-IQ6 Class A4 12/15/41	4.970%	4,049,103	4,203,362
Series 2006-IQ12 Class A4 12/15/43	5.332%	6,350,000	7,344,613
Series 2007-IQ16 Class A4 12/12/49	5.809%	6,500,000	7,758,199
Morgan Stanley Dean Witter Capital I Series 2002-IQ3 Class A4(k) 09/15/37	5.080%	1,035,481	1,036,176
Morgan Stanley Reremic Trust(c)(d)(k) Series 2009-GG10 Class A4B 08/12/45	5.789%	6,725,000	7,405,119
Series 2010-GG10 Class A4A 08/15/45	5.789%	16,819,000	19,804,103
ORES NPL LLC Series 2012-LV1 Class A(c)(k) 09/25/44	4.000%	1,273,675	1,281,758
S2 Hospitality LLC Series 2012-LV1 Class A(c)(k) 04/15/25	4.500%	1,791,467	1,799,736
WF-RBS Commercial Mortgage Trust Series 2012-C6 Class A2(k) 04/15/45	2.191%	4,000,000	4,158,989
Wachovia Bank Commercial Mortgage Trust(d)(k) Series 2006-C23 Class A4 01/15/45	5.418%	8,647,175	9,664,723

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wachovia Bank Commercial Mortgage Trust(k) Series 2003-C5 Class A2 06/15/35	3.989%	9,648,657	9,757,658
Series 2005-C17 Class APB 03/15/42	5.037%	6,540,526	6,637,640
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $363,878,161)			383,935,895

Asset-Backed Securities — Non-Agency 1.5%

Ally Master Owner Trust Series 2011-4 Class A2 09/15/16	1.540%	3,065,000	3,113,965
Series 2012-5 Class A 09/15/19	1.540%	2,130,000	2,130,251
BMW Vehicle Owner Trust Series 2011-A Class A3 08/25/15	0.760%	3,426,000	3,437,589
Bombardier Capital Mortgage Securitization Corp. Series 1998-A Class A3 04/15/28	6.230%	38,900	38,578
CNH Equipment Trust Series 2011-B Class A3 08/15/16	0.910%	1,430,000	1,436,203
Citicorp Residential Mortgage Securities, Inc. Series 2007-2 Class A3(d) 06/25/37	6.080%	2,911,727	2,909,351
Citigroup Mortgage Loan Trust, Inc.(d) Series 2005-WF2 Class MF1 08/25/35	5.517%	3,775,000	197,836
Series 2005-WF2 Class MF2 08/25/35	5.666%	319,224	1,317
Conseco Financial Corp. Series 1997-6 Class A10 01/15/29	6.870%	581,225	628,498
Contimortgage Home Equity Trust Series 1996-4 Class A9 (NPFGC) 01/15/28	6.880%	47,582	47,454
Countrywide Asset-Backed Certificates(d) Series 2007-S2 Class A3 (NPFGC) 05/25/37	5.813%	1,290,746	972,767
Series 2007-S2 Class A6 (NPFGC) 05/25/37	5.779%	2,725,192	2,290,807
First Alliance Mortgage Loan Trust Series 1994-2 Class A1 (NPFGC) 07/25/25	7.625%	371,566	346,184

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Credit Auto Lease Trust Series 2011-A Class A3 07/15/14	1.030%	2,890,000	2,899,378
Ford Credit Auto Owner Trust Series 2010-A Class D 10/15/16	4.050%	7,000,000	7,358,106
IMC Home Equity Loan Trust Series 1995-3 Class A5 (AGM) 04/25/26	7.500%	1,773	1,767
JPMorgan Mortgage Acquisition Corp. Series 2007-CH2 Class AV2(d) 01/25/37	0.281%	815,488	796,573
RAAC Series Series 2006-RP2 Class A(c)(d) 02/25/37	0.461%	2,738,031	2,576,701
Renaissance Home Equity Loan Trust Series 2005-3 Class M2(d) 11/25/35	5.355%	4,750,000	829,630
SMART Trust Series 2012-1USA Class A4A(c) 12/14/17	2.010%	2,725,000	2,790,728
SVO VOI Mortgage Corp. Series 2012-AA Class A(c) 09/20/29	2.000%	3,990,000	3,990,229
Sierra Receivables Funding Co. LLC Series 2012-3A Class A(c)(j) 08/20/29	1.870%	4,725,000	4,671,255
Total Asset-Backed Securities — Non-Agency (Cost: $50,826,030)			43,465,167

Inflation-Indexed Bonds(a) 0.1%

Uruguay 0.1%
Uruguay Government International Bond Senior Unsecured 12/15/28	4.375%	UYU	29,361,580	1,758,502
Total Inflation-Indexed Bonds (Cost: $1,522,853)				1,758,502

U.S. Treasury Obligations 16.1%

U.S. Treasury 08/15/15	0.250%	12,767,300	12,727,402
08/31/16	1.000%	5,198,100	5,291,910
08/31/17	0.625%	158,639,700	158,205,979
02/15/42	3.125%	4,788,000	5,075,280

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

U.S. Treasury Obligations (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(b) 08/31/14	0.250%	51,603,200	51,570,948
06/30/17	0.750%	195,000	195,762
09/30/17	0.625%	12,873,000	12,827,739
09/30/19	1.000%	1,009,000	1,001,196
08/15/22	1.625%	25,530,800	25,391,172
05/15/42	3.000%	42,757,900	44,167,585
U.S. Treasury(b)(h) STRIPS 11/15/18	0.000%	125,798,000	118,550,652
U.S. Treasury(h) STRIPS 11/15/21	0.000%	7,297,400	6,295,248
02/15/40	0.000%	62,278,000	27,782,278
Total U.S. Treasury Obligations (Cost: $457,769,136)			469,083,151

Foreign Government Obligations(a) 1.3%

Argentina 0.1%
Argentina Boden Bonds Senior Unsecured 10/03/15	7.000%		410,000	340,300
Argentina Bonar Bonds Senior Unsecured 04/17/17	7.000%		810,000	599,400
Total				939,700
Brazil 0.1%
Brazilian Government International Bond Senior Unsecured 01/07/41	5.625%		280,000	359,100
Centrais Eletricas Brasileiras SA Senior Unsecured(c) 10/27/21	5.750%		690,000	772,800
Morgan Stanley Senior Unsecured(c) 05/03/17	10.090%	BRL	780,000	417,641
Petrobras International Finance Co. 03/15/19	7.875%		230,000	291,187
01/20/20	5.750%		500,000	576,741
Total				2,417,469
Chile —%
Empresa Nacional del Petroleo
Senior Unsecured(c)
12/06/21	4.750%		400,000	437,444

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Colombia 0.1%
Colombia Government International Bond Senior Unsecured 07/12/21	4.375%		290,000	333,065
01/18/41	6.125%		480,000	656,249
Corp. Andina De Fomento 06/15/22	4.375%		293,000	318,602
Empresa de Energia de Bogota SA Senior Unsecured(c) 11/10/21	6.125%		345,000	390,171
Empresas Publicas de Medellin ESP Senior Unsecured(c) 02/01/21	8.375%	COP	620,000,000	382,303
Total				2,080,390
Dominican Republic 0.1%
Dominican Republic International Bond(c) Senior Unsecured 05/06/21	7.500%		460,000	538,770
04/20/27	8.625%		230,000	276,000
Total				814,770
Hungary —%
Hungary Government International Bond Senior Unsecured(b) 03/29/21	6.375%		230,000	256,940
Indonesia 0.1%
Indonesia Government International Bond(c) Senior Unsecured 05/05/21	4.875%		460,000	524,217
01/17/38	7.750%		490,000	741,737
Indonesia Treasury Bond Senior Unsecured 05/15/22	7.000%	IDR	7,000,000,000	797,868
Majapahit Holding BV(c) 06/28/17	7.250%		280,000	335,710
08/07/19	8.000%		230,000	292,100
PT Perusahaan Listrik Negara Senior Unsecured(c) 11/22/21	5.500%		710,000	801,097
Total				3,492,729
Kazakhstan —%
KazMunayGas National Co.(c) Senior Unsecured 01/23/15	11.750%		230,000	276,598
07/02/18	9.125%		300,000	391,020
Total				667,618

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Lithuania —%
Lithuania Government International Bond Senior Unsecured(c) 03/09/21	6.125%		520,000	624,626
Mexico 0.1%
Mexican Bonos 06/10/21	6.500%	MXN	520,000	423,452
06/03/27	7.500%	MXN	870,000	760,311
Mexico Government International Bond Senior Unsecured 03/15/22	3.625%		400,000	437,000
Pemex Project Funding Master Trust 01/21/21	5.500%		840,000	980,700
Petroleos Mexicanos 06/02/41	6.500%		510,000	633,037
Total				3,234,500
Peru 0.1%
Peru Enhanced Pass-Through Finance Ltd. Pass-Thru Certificates(c)(h) 05/31/18	0.000%		296,934	267,240
Peruvian Government International Bond Senior Unsecured 07/21/25	7.350%		200,000	291,000
11/18/50	5.625%		130,000	168,350
Peruvian Government International Bond(c) Senior Unsecured 08/12/31	6.950%	PEN	560,000	263,264
Total				989,854
Philippines —%
Philippine Government International Bond Senior Unsecured 03/30/26	5.500%		230,000	290,950
Power Sector Assets & Liabilities Management Corp. Government Guaranteed(c) 12/02/24	7.390%		230,000	318,888
Total				609,838
Poland —%
Poland Government International Bond Senior Unsecured 03/23/22	5.000%		600,000	699,114
Qatar 0.2%
Nakilat, Inc. Senior Secured(c) 12/31/33	6.067%		3,875,000	4,766,250

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Qatar Government International Bond(c) Senior Unsecured 01/20/22	4.500%	230,000	263,350
01/20/42	5.750%	230,000	296,700
Total			5,326,300
Republic of Namibia —%
Namibia International Bonds Senior Unsecured(c) 11/03/21	5.500%	430,000	481,600
Republic of the Congo —%
Republic of Congo Senior Unsecured(d) 06/30/29	3.000%	142,500	118,988
Romania —%
Romanian Government International Bond Senior Unsecured(c) 02/07/22	6.750%	260,000	299,800
Russian Federation 0.2%
Gazprom OAO Via Gaz Capital SA(c) Senior Unsecured 11/22/16	6.212%	230,000	255,024
01/23/21	5.999%	960,000	1,083,840
08/16/37	7.288%	260,000	336,700
Gazprom OAO Via Gazprom International SA Senior Unsecured(c) 02/01/20	7.201%	2,368,724	2,652,971
Russian Foreign Bond - Eurobond Senior Unsecured(c)(d) 03/31/30	7.500%	751,750	951,941
Sberbank of Russia Via SB Capital SA Senior Unsecured 06/16/21	5.717%	500,000	545,650
Vnesheconombank Via VEB Finance PLC Senior Unsecured(c) 11/22/25	6.800%	345,000	413,137
Total			6,239,263
South Africa —%
South Africa Government International Bond Senior Unsecured 01/17/24	4.665%	200,000	221,000
03/08/41	6.250%	150,000	191,775
Total			412,775

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
South Korea —%
Export-Import Bank of Korea Senior Unsecured 09/15/21	4.375%	230,000	258,515
04/11/22	5.000%	400,000	471,197
Total			729,712
Trinidad and Tobago —%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured(c) 08/14/19	9.750%	430,000	568,660
Turkey 0.1%
Export Credit Bank of Turkey(c) 11/04/16	5.375%	500,000	535,946
Turkey Government International Bond 03/25/22	5.125%	290,000	325,525
Senior Unsecured 03/30/21	5.625%	520,000	604,500
09/26/22	6.250%	270,000	327,105
03/17/36	6.875%	410,000	527,588
Total			2,320,664
United Arab Emirates —%
Abu Dhabi National Energy Co. Senior Unsecured(c) 12/13/21	5.875%	350,000	416,993
Uruguay —%
Uruguay Government International Bond Senior Unsecured 03/21/36	7.625%	280,000	434,700
Venezuela 0.1%
Petroleos de Venezuela SA 02/17/22	12.750%	290,000	297,975
Senior Unsecured 10/28/15	5.000%	280,000	245,000
10/28/16	5.125%	800,000	648,000
Petroleos de Venezuela SA(b) 11/02/17	8.500%	820,000	735,950
Venezuela Government International Bond Senior Unsecured 05/07/23	9.000%	1,240,000	1,088,100
Total			3,015,025
Total Foreign Government Obligations (Cost: $33,211,210)			37,629,472

Municipal Bonds 1.4%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chicago Waterworks Revenue Bonds Build America Bonds Series 2010 11/01/40	6.742%	1,655,000	2,265,480
Commonwealth of Massachusetts Revenue Bonds Build America Bonds-Recovery Series 2010Z 06/01/30	5.631%	5,580,000	6,891,300
Kentucky Asset Liability Commission Revenue Bonds Taxable Series 2010 04/01/18	3.165%	19,395,000	20,256,720
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds Series 2009 07/01/34	5.750%	9,860,000	11,682,128
State of California Unlimited General Obligation Bonds Taxable Series 2010 11/01/15	3.950%	395,000	428,788
Total Municipal Bonds (Cost: $36,779,225)			41,524,416

Preferred Debt 2.7%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 2.2%
Citigroup Capital XIII(d) 10/30/40	7.875%	838,545	23,319,936
M&T Bank Corp. (b)(d) 12/31/49	5.000%	815	838,431
M&T Bank Corp.(d) 12/31/49	5.000%	8,520	8,837,370
PNC Financial Services Group, Inc.(d) 12/31/49	6.125%	645,450	18,072,600
U.S. Bancorp(d) 12/31/49	6.500%	403,975	11,945,541
Total			63,013,878

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Preferred Debt (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.5%
Stanley Black & Decker, Inc. 07/25/52	5.750%	584,600	15,462,670
Total Preferred Debt (Cost: $72,276,975)			78,476,548

Senior Loans 0.2%

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Brokerage —%
Nuveen Investments, Inc. 2nd Lien Term Loan(d)(n) 02/28/19	8.250%	288,000	292,320
Construction Machinery —%
CPM Holdings, Inc.(d)(n) 1st Lien Term Loan 08/16/17	6.250%	379,000	380,421
2nd Lien Term Loan 02/16/18	10.250%	260,000	261,300
Total			641,721
Consumer Cyclical Services 0.1%
New Breed Logistics, Inc. Tranche B Term Loan(d)(n) 09/07/19	6.000%	602,000	597,485
West Corp. Tranche B6 Term Loan(d)(n) 06/15/18	5.750%	447,877	454,036
Total			1,051,521
Consumer Products —%
Serta Simmons Holdings LLC Tranche B Term Loan(d)(j)(n) 08/29/19	5.000%	342,000	341,634
Food and Beverage —%
Candy Intermediate Holdings, Inc. Term Loan(d)(n) 05/23/18	7.509%	279,300	281,222
Gaming —%
ROC Finance LLC Tranche B Term Loan(d)(n) 08/19/17	8.500%	149,000	152,353

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Health Care —%
ConvaTec, Inc. Tranche B Term Loan(d)(j)(n) 12/22/16	5.000%	75,000	75,281
U.S. Renal Care, Inc.(d)(n) 1st Lien Term Loan 07/01/19	6.250%	516,705	521,872
2nd Lien Term Loan 01/01/20	10.250%	293,000	299,593
Total			896,746
Media Cable —%
WideOpenWest Finance LLC Term Loan(d)(n) 07/17/18	6.250%	297,255	299,672
Media Non-Cable —%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan(d)(n) 03/18/19	7.500%	394,000	398,432
Metals —%
FMG Resources August 2006 Proprietary Ltd. Term Loan(d)(j)(n) 10/16/17	5.750%	386,000	383,877
Property & Casualty 0.1%
Asurion LLC 1st Lien Term Loan(d)(n) 05/24/18	5.500%	504,000	507,150
Lonestar Intermediate Super Holdings LLC Term Loan(d)(n) 09/02/19	11.000%	712,000	756,500
Total			1,263,650
Technology —%
Blue Coat Systems 1st Lien Term Loan(d)(j)(n) 02/08/18	5.750%	297,000	297,742
Total Senior Loans (Cost: $6,107,316)			6,300,890

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Common Stocks —%

Issuer	Shares	Value ($)
Financials —%
Commercial Banks —%
Washington Funding Trust LII D Escrow(e)(f)(i)	2,725	—
WMI Holdings Corp.(o)	53,957	26,034
Total		26,034
Total Financials		26,034
Industrials —%
Airlines —%
United Continental Holdings, Inc.(o)	1,493	28,681

Total Common Stocks (Cost: $1,511,115)	54,715

Warrants —%

Energy —%
Energy Equipment & Services —%
Green Field Energy Services, Inc.(o)	634	19,654

Total Warrants (Cost: $25,553)	19,654

Treasury Note Short-Term 3.2%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury Bills(b)(h) 11/29/12	0.000%	92,106,079	92,108,527
Total Treasury Note Short-Term (Cost: $92,106,079)			92,108,527

Money Market Funds 1.6%

Shares	Value ($)

Columbia Short-Term Cash Fund, 0.149%(p)(q)	46,645,441	46,645,441

Total Money Market Funds
(Cost: $46,645,441)      46,645,441

Investments of Cash Collateral Received for Securities on Loan 4.5%

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Certificates of Deposit 0.5%
Australia and New Zealand Bank Group Ltd. 11/16/12	0.620%	3,000,000	3,000,000
Mizuho Corporate Bank Ltd. 11/14/12	0.340%	3,996,524	3,996,524
National Bank of Canada 11/09/12	0.278%	3,000,000	3,000,000
Sumitomo Trust & Banking Co., Ltd. 11/01/12	0.454%	3,000,000	3,000,000
Total			12,996,524
Commercial Paper 0.2%
Foreningsparbanken (Swedbank) 11/06/12	0.320%	4,995,778	4,995,778
Repurchase Agreements 3.8%
Citigroup Global Markets, Inc. dated 10/31/12, matures 11/01/12, repurchase price $1,000,009(r)	0.320%	1,000,000	1,000,000
Mizuho Securities USA, Inc.(r) dated 10/31/12, matures 11/01/12, repurchase price $10,131,922	0.350%	10,131,824	10,131,824
repurchase price $98,715,948	0.400%	98,714,851	98,714,851
RBS Securities, Inc. dated 10/31/12, matures 11/01/12, repurchase price $1,600,012(r)	0.270%	1,600,000	1,600,000
Total			111,446,675
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $129,438,977)			129,438,977
Total Investments (Cost: $2,964,690,651)			3,110,837,858
Other Assets & Liabilities, Net			(209,485,244)
Net Assets			2,901,352,614

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Futures Contracts Outstanding at October 31, 2012

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Long Bond, 20-year	(440)	(65,697,500)	December 2012	7,901	—
U.S. Treasury Note, 2-year	(191)	(42,082,673)	December 2012	16,624	—
U.S. Treasury Note, 5-year	(1,555)	(193,208,750)	December 2012	—	(109,884)
U.S. Treasury Note, 10-year	(442)	(58,799,813)	December 2012	1,057	—
U.S. Treasury Ultra Bond, 30-year	(526)	(86,839,312)	December 2012	709,491	—
Total				735,073	(109,884)

  Credit Default Swap Contracts Outstanding at October 31, 2012
Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	Barclays Bank, PLC	March 20, 2017	1.000	5,480,000	102,930	(204,422)	(6,394)	—	(107,886)
Goldman Sachs International	Bank of America Corp.	June 20, 2017	1.000	23,425,000	504,976	(1,789,478)	(27,329)	—	(1,311,831)
Morgan Stanley	Barclays Bank, PLC	June 20, 2017	1.000	2,370,000	53,064	(151,980)	(2,765)	—	(101,681)
JPMorgan	CDX North America Investment Grade 18-V1	June 20, 2017	1.000	48,785,000	(248,884)	(352,145)	(56,916)	—	(657,945)
Goldman Sachs International	CDX North America High Yield 18	June 20, 2017	5.000	24,151,050	(67,777)	(680,979)	(140,881)	—	(889,637)
JPMorgan	CDX North America High Yield 18	June 20, 2017	5.000	23,156,100	(64,985)	(729,377)	(135,077)	—	(929,439)
Citibank	CDX North America Investment Grade 18	June 20, 2017	1.000	22,530,000	(114,940)	(159,068)	(26,285)	—	(300,293)
Goldman Sachs International	D.R. Horton, Inc.	June 20, 2017	1.000	21,560,000	313,067	(1,191,435)	(25,153)	—	(903,521)
JPMorgan	D.R. Horton, Inc.	June 20, 2017	1.000	2,885,000	41,892	(155,477)	(3,365)	—	(116,950)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	H.J. Heinz Company	June 20, 2017	1.000	12,525,000	(314,580)	157,536	(14,612)	—	(171,656)
JPMorgan	Limited Brands	June 20, 2017	1.000	11,560,000	506,108	(682,132)	(13,487)	—	(189,511)
Goldman Sachs International	Toll Brothers, Inc.	June 20, 2017	1.000	28,700,000	67,350	(1,096,283)	(33,484)	—	(1,062,417)
Morgan Stanley	Barclays Bank, PLC	September 20, 2017	1.000	7,670,000	198,968	(402,488)	(8,948)	—	(212,468)
Citibank	Goldman Sachs Group, Inc.	September 20, 2017	1.000	8,750,000	330,828	(581,406)	(10,208)	—	(260,786)
Morgan Stanley	Home Depot, Inc.	September 20, 2017	1.000	945,000	(27,069)	21,153	(1,102)	—	(7,018)
Citibank	Textron, Inc.	September 20, 2017	1.000	1,550,000	21,883	(32,588)	(1,808)	—	(12,513)
Goldman Sachs International	Textron, Inc.	September 20, 2017	1.000	10,080,000	142,310	(225,712)	(11,760)	—	(95,162)
Goldman Sachs International	Toll Brothers, Inc.	September 20, 2017	1.000	4,655,000	25,482	(104,145)	(5,431)	—	(84,094)
Goldman Sachs International	CDX North America High Yield 18	December 20, 2017	5.000	7,450,000	53,965	(81,351)	(43,458)	—	(70,844)
Barclays	Goldman Sachs Group, Inc.	December 20, 2017	1.000	5,305,000	216,359	(233,330)	(6,189)	—	(23,160)
Barclays	Marriott International, Inc.	December 20, 2017	1.000	6,275,000	(15,676)	(9,220)	(7,321)	—	(32,217)
Citibank	Marriott International, Inc.	December 20, 2017	1.000	4,070,000	(10,167)	8,004	(4,749)	—	(6,912)
Total					1,715,104	(8,676,323)	(586,722)	—	(7,547,941)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Credit Default Swap Contracts Outstanding at October 31, 2012
Sell Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Home Depot, Inc.	June 20, 2017	1.000	20,925,000	(594,979)	403,658	(24,412)	—	(215,733)
Total								—	(215,733)

Notes to Portfolio of Investments

(a)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)  At October 31, 2012, security was partially or fully on loan.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2012, the value of these securities amounted to $344,084,353 or 11.86% of net assets.

(d)  Variable rate security. The interest rate shown reflects the rate as of October 31, 2012.

(e)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at October 31, 2012 was $44,751, representing less than 0.01% of net assets. Information concerning such security holdings at October 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
American Mortgage Trust Series 2093-3 Class 3A 07/27/23 8.188%	04/27/95	5,715
Six Flags, Inc. 06/01/14 0.000%	05/07/10	—
Washington Funding Trust LII D Escrow	03/28/08	—
Washington Mutual Bank Subordinated Notes 01/15/15 5.125%	09/25/07 - 05/14/08	24,052,072

(f)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2012, the value of these securities amounted to $8,906,183, which represents 0.31% of net assets.

(g)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2012, the value of these securities amounted to $41,069, which represents less than 0.01% of net assets.

(h)  Zero coupon bond.

(i)  Negligible market value.

(j)  Represents a security purchased on a when-issued or delayed delivery basis.

(k)  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(l)  At October 31, 2012, investments in securities included securities valued at $6,634,728 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(m)  Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(n)  Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. The interest rate shown reflects the weighted average coupon as of October 31, 2012. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(o)  Non-income producing.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(p)  The rate shown is the seven-day current annualized yield at October 31, 2012.

(q)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	22,151,315	902,246,508	(877,752,382)	46,645,441	28,045	46,645,441

(r)  The following table represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Citigroup Global Markets, Inc. (0.320%)
Fannie Mae REMICS	360,765
Fannie Mae-Aces	124,359
Freddie Mac REMICS	402,353
Ginnie Mae II Pool	9,793
Government National Mortgage Association	122,730
Total Market Value of Collateral Securities	1,020,000
Security Description	Value ($)
Mizuho Securities USA, Inc. (0.350%)
Cash Collateral in Lieu of Securities	311,268
United States Treasury Bill	3,131,274
United States Treasury Inflation Indexed Bonds	55,989
United States Treasury Note/Bond	6,722,572
United States Treasury Strip Coupon	107,132
Total Market Value of Collateral Securities	10,328,235
Security Description	Value ($)
Mizuho Securities USA, Inc. (0.400%)
Fannie Mae Pool	64,689,428
Fannie Mae REMICS	10,543,975
Freddie Mac Gold Pool	4,233,969
Freddie Mac Non Gold Pool	3,936,885
Freddie Mac REMICS	10,922,590
Government National Mortgage Association	6,362,301
Total Market Value of Collateral Securities	100,689,148

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Value ($)
RBS Securities, Inc. (0.270%)
United States Treasury Note/Bond	1,632,010
Total Market Value of Collateral Securities	1,632,010

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

CMO  Collateralized Mortgage Obligation

NPFGC  National Public Finance Guarantee Corporation

PIK    Payment-in-Kind

REMIC(S)  Real Estate Mortgage Investment Conduit(s)

STRIPS  Separate Trading of Registered Interest and Principal Securities

Currency Legend

BRL  Brazilian Real

COP  Colombian Peso

IDR  Indonesian Rupiah

MXN  Mexican Peso

PEN  Peru Nuevos Soles

UYU  Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Banking	—	237,943,558	41,069	237,984,627
All Other Industries	—	971,115,853	—	971,115,853
Residential Mortgage-Backed Securities — Agency	—	509,883,945	—	509,883,945
Residential Mortgage-Backed Securities — Non-Agency	—	37,795,758	23,616,320	61,412,078
Commercial Mortgage-Backed Securities — Non-Agency	—	372,919,726	11,016,169	383,935,895
Asset-Backed Securities — Non-Agency	—	43,465,167	—	43,465,167
Inflation-Indexed Bonds	—	1,758,502	—	1,758,502
U.S. Treasury Obligations	316,454,973	152,628,178	—	469,083,151
Foreign Government Obligations	—	37,362,232	267,240	37,629,472
Municipal Bonds	—	41,524,416	—	41,524,416
Preferred Debt	78,476,548	—	—	78,476,548
Total Bonds	394,931,521	2,406,397,335	34,940,798	2,836,269,654

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Financials	26,034	—	—	26,034
Industrials	28,681	—	—	28,681
Warrants
Energy	—	19,654	—	19,654
Total Equity Securities	54,715	19,654	—	74,369
Short-Term Securities
Treasury Note Short-Term	92,108,527	—	—	92,108,527
Total Short-Term Securities	92,108,527	—	—	92,108,527
Other
Senior Loans	—	6,300,890	—	6,300,890
Money Market Funds	46,645,441	—	—	46,645,441
Investments of Cash Collateral Received for Securities on Loan	—	129,438,977	—	129,438,977
Total Other	46,645,441	135,739,867	—	182,385,308
Investments in Securities	533,740,204	2,542,156,856	34,940,798	3,110,837,858
Derivatives
Assets
Futures Contracts	735,073	—	—	735,073
Liabilities
Futures Contracts	(109,884)	—	—	(109,884)
Swap Contracts	—	(7,763,674)	—	(7,763,674)
Total	534,365,393	2,534,393,182	34,940,798	3,103,699,373

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end, October 31, 2012.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
15,900,850	—	—	15,900,850

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Residential Mortgage-Backed Securities — Non Agency ($)	Commercial Asset-Backed Securities — Non-Agency ($)	Foreign Government Obligations ($)	Warrants ($)	Total ($)
Balance as of April 30, 2012	91,112	6,271,826	—	283,077	174	6,646,189
Accrued discounts/premiums	5	12,173	(25)	2,978	—	15,131
Realized gain (loss)	(304)	947	—	3,650	—	4,293
Change in unrealized appreciation (depreciation)(a)	201	107,268	13,268	2,280	—	123,017
Sales	(49,945)	(1,581,075)	(10,034)	(24,745)	(174)	(1,665,973)
Purchases	—	21,964,181	11,012,960	—	—	32,977,141
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	(3,159,000)	—	—	—	(3,159,000)
Balance as of October 31, 2012	41,069	23,616,320	11,016,169	267,240	—	34,940,798

(a) Change in unrealized appreciation (depreciation) relating to securities held at October 31, 2012 was $122,816, which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $107,268, Commercial Asset-Backed Securities — Non-Agency of $13,268 and Foreign Government Obligations of $2,280.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain Residential and Commercial Mortgage-Backed Securities and Foreign Government Obligations classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Certain Corporate Bonds classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company's capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change estimated earnings of the respective company might result in change to the comparable companies and market multiples.

Certain Residential Mortgage-Backed Securities classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities and observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management's determination that there was sufficient, reliable and observable market data to value these assets as of period end, October 31, 2012.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Statement of Assets and Liabilities

October 31, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $2,788,606,233)	$2,934,753,440
Affiliated issuers (identified cost $46,645,441)	46,645,441
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $17,992,302)	17,992,302
Repurchase agreements (identified cost $111,446,675)	111,446,675
Total investments (identified cost $2,964,690,651)	3,110,837,858
Cash	129,686
Premiums paid on outstanding swap contracts	8,863,016
Receivable for:
Investments sold	2,947,617
Investments sold on a delayed delivery basis	10,538,958
Capital shares sold	7,751,315
Dividends	386,088
Interest	21,411,190
Reclaims	7,115
Expense reimbursement due from Investment Manager	26,034
Prepaid expenses	37,159
Trustees' deferred compensation plan	132,795
Other assets	578,502
Total assets	3,163,647,333
Liabilities
Due upon return of securities on loan	129,438,977
Unrealized depreciation on swap contracts	7,763,674
Premiums received on outstanding swap contracts	590,350
Payable for:
Investments purchased	1,831,565
Investments purchased on a delayed delivery basis	108,740,116
Capital shares purchased	4,096,326
Dividend distributions to shareholders	7,387,461
Variation margin on futures contracts	1,467,233
Investment management fees	164,947
Distribution and service fees	19,956
Transfer agent fees	507,738
Administration fees	24,742
Compensation of board members	41,212
Chief compliance officer expenses	487
Other expenses	87,140
Trustees' deferred compensation plan	132,795
Total liabilities	262,294,719
Net assets applicable to outstanding capital stock	$2,901,352,614
Represented by
Paid-in capital	$2,731,307,831
Undistributed net investment income	883,734
Accumulated net realized gain	31,756,086
Unrealized appreciation (depreciation) on:
Investments	146,147,207
Foreign currency translations	766
Futures contracts	625,189
Swap contracts	(9,368,199)
Total — representing net assets applicable to outstanding capital stock	$2,901,352,614
*Value of securities on loan	$267,457,645

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Statement of Assets and Liabilities (continued)

October 31, 2012 (Unaudited)

Class A
Net assets	$431,380,202
Shares outstanding	44,651,481
Net asset value per share	$9.66
Maximum offering price per share(a)	$9.98
Class B
Net assets	$5,193,266
Shares outstanding	537,601
Net asset value per share	$9.66
Class C
Net assets	$37,557,725
Shares outstanding	3,888,045
Net asset value per share	$9.66
Class I
Net assets	$196,728,547
Shares outstanding	20,341,397
Net asset value per share	$9.67
Class R
Net assets	$2,650,735
Shares outstanding	274,378
Net asset value per share	$9.66
Class W
Net assets	$2,649
Shares outstanding	274
Net asset value per share	$9.67
Class Z
Net assets	$2,227,839,490
Shares outstanding	230,608,890
Net asset value per share	$9.66

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.25%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Statement of Operations

Six Months Ended October 31, 2012 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$2,125,304
Dividends — affiliated issuers	28,045
Interest	57,780,524
Income from securities lending — net	367,679
Total income	60,301,552
Expenses:
Investment management fees	6,240,199
Distribution fees
Class B	21,070
Class C	137,832
Class R	6,622
Service fees
Class A	488,758
Class B	7,023
Class C	45,919
Class W	3
Transfer agent fees
Class A	387,552
Class B	5,578
Class C	36,450
Class R	2,628
Class W	3
Class Z	2,405,697
Administration fees	934,765
Compensation of board members	49,033
Custodian fees	28,511
Printing and postage fees	82,500
Registration fees	95,437
Professional fees	88,286
Chief compliance officer expenses	1,299
Other	35,901
Total expenses	11,101,066
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,301,296)
Fees waived by Distributor — Class C	(27,627)
Expense reductions	(3,721)
Total net expenses	9,768,422
Net investment income	50,533,130
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	69,075,058
Foreign currency translations	(4,587)
Futures contracts	(14,173,977)
Swap contracts	(5,818,501)
Net realized gain	49,077,993
Net change in unrealized appreciation (depreciation) on:
Investments	33,731,528
Foreign currency translations	2,374
Futures contracts	4,724,100
Swap contracts	(3,878,711)
Foreign capital gains tax	3,238
Net change in unrealized appreciation (depreciation)	34,582,529
Net realized and unrealized gain	83,660,522
Net increase in net assets resulting from operations	$134,193,652

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Statement of Changes in Net Assets

	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012(a)	Year Ended March 31, 2012
Operations
Net investment income	$50,533,130	$10,099,400	$120,241,371
Net realized gain	49,077,993	6,306,496	22,760,785
Net change in unrealized appreciation (depreciation)	34,582,529	14,838,212	70,805,966
Net increase in net assets resulting from operations	134,193,652	31,244,108	213,808,122
Distributions to shareholders
Net investment income
Class A	(5,812,040)	(918,541)	(9,096,046)
Class B	(63,421)	(12,646)	(290,180)
Class C	(439,579)	(77,181)	(1,125,826)
Class I	(2,092,548)	(257,638)	(1,525,461)
Class R	(36,424)	(6,719)	(99,259)
Class W	(38)	(7)	(99)
Class Z	(39,340,242)	(8,252,611)	(116,584,201)
Total distributions to shareholders	(47,784,292)	(9,525,343)	(128,721,072)
Increase (decrease) in net assets from capital stock activity	(553,836,276)	23,700,030	123,150,447
Proceeds from regulatory settlements (Note 6)	—	—	11,319
Total increase (decrease) in net assets	(467,426,916)	45,418,795	208,248,816
Net assets at beginning of period	3,368,779,530	3,323,360,735	3,115,111,919
Net assets at end of period	$2,901,352,614	$3,368,779,530	$3,323,360,735
Undistributed (excess of distributions over) net investment income	$883,734	$(1,865,104)	$(2,697,029)

(a) For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2012 (Unaudited)		Year Ended April 30, 2012(a)		Year Ended March 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	11,605,978	110,292,799	1,745,137	16,326,801	23,121,302	214,666,053
Distributions reinvested	565,921	5,392,221	89,584	841,192	636,759	5,897,075
Redemptions	(5,048,704)	(47,947,782)	(603,353)	(5,647,055)	(9,663,911)	(89,155,382)
Net increase	7,123,195	67,737,238	1,231,368	11,520,938	14,094,150	131,407,746
Class B shares
Subscriptions	30,343	288,424	1,768	16,590	98,337	907,266
Distributions reinvested	3,119	29,674	640	6,010	15,333	141,554
Redemptions(b)	(143,596)	(1,362,816)	(25,116)	(235,080)	(1,071,713)	(9,869,020)
Net decrease	(110,134)	(1,044,718)	(22,708)	(212,480)	(958,043)	(8,820,200)
Class C shares
Subscriptions	505,487	4,799,481	49,820	465,861	914,956	8,454,939
Distributions reinvested	32,343	307,970	5,605	52,629	78,454	726,118
Redemptions	(439,811)	(4,176,224)	(50,507)	(472,645)	(942,027)	(8,687,693)
Net increase	98,019	931,227	4,918	45,845	51,383	493,364
Class I shares
Subscriptions	16,116,895	153,432,466	1,165,598	10,914,001	10,154,533	94,207,434
Distributions reinvested	218,840	2,092,560	27,431	257,579	164,759	1,528,305
Redemptions	(5,610,660)	(53,417,066)	(872,306)	(8,173,506)	(3,983,758)	(36,745,418)
Net increase	10,725,075	102,107,960	320,723	2,998,074	6,335,534	58,990,321
Class R shares
Subscriptions	25,114	238,382	8,710	81,391	78,685	728,518
Distributions reinvested	3,409	32,454	616	5,786	9,352	86,529
Redemptions	(34,362)	(325,704)	(27,798)	(260,208)	(116,517)	(1,072,472)
Net decrease	(5,839)	(54,868)	(18,472)	(173,031)	(28,480)	(257,425)
Class Z shares
Subscriptions	19,844,582	188,557,646	4,027,193	37,645,731	49,598,701	459,454,750
Distributions reinvested	1,429,543	13,606,798	393,889	3,698,618	5,265,549	48,720,712
Redemptions	(97,611,279)	(925,677,559)	(3,400,237)	(31,823,665)	(61,321,400)	(566,838,821)
Net increase (decrease)	(76,337,154)	(723,513,115)	1,020,845	9,520,684	(6,457,150)	(58,663,359)
Total net increase (decrease)	(58,506,838)	(553,836,276)	2,536,674	23,700,030	13,037,394	123,150,447

(a) For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b) Includes conversions of Class B shares to Class A shares, if any.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class A	(Unaudited)		2012(a)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$9.39		$9.33		$9.08		$8.95		$7.72		$8.71		$8.84
Income from investment operations:
Net investment income	0.15		0.03		0.33		0.36		0.43		0.43		0.43
Net realized and unrealized gain (loss)	0.26		0.05		0.28		0.15		1.26		(0.97)		(0.13)
Total from investment operations	0.41		0.08		0.61		0.51		1.69		(0.54)		0.30
Less distributions to shareholders:
Net investment income	(0.14)		(0.02)		(0.36)		(0.38)		(0.46)		(0.43)		(0.43)
Net realized gains	—		—		—		—		—		(0.02)		—
Total distributions to shareholders	(0.14)		(0.02)		(0.36)		(0.38)		(0.46)		(0.45)		(0.43)
Proceeds from regulatory settlements	—		—		0.00	(b)	—		0.00	(b)	—		—
Net asset value, end of period	$9.66		$9.39		$9.33		$9.08		$8.95		$7.72		$8.71
Total return	4.43%		0.91%		6.82%		5.80%		22.31%		(6.34%)		3.48%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.95	%(d)	0.96	%(d)	0.95	%(e)	0.97	%(e)	1.00	%(e)	0.99	%(e)	0.98%
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	0.86	%(d)(g)	0.84	%(d)	0.84	%(e)(g)	0.92	%(e)(g)	0.90	%(e)(g)	0.89	%(e)(g)	0.88	%(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.95	%(d)	0.96	%(d)	0.95%		0.97%		1.00%		0.99%		0.98%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	0.86	%(d)(g)	0.84	%(d)	0.84	%(g)	0.92	%(g)	0.90	%(g)	0.89	%(g)	0.88	%(g)
Net investment income	3.15	%(d)(g)	3.35	%(d)	3.62	%(g)	4.02	%(g)	5.01	%(g)	5.33	%(g)	4.88	%(g)
Supplemental data
Net assets, end of period (in thousands)	$431,380		$352,338		$338,578		$201,506		$163,333		$153,435		$207,215
Portfolio turnover	117	%(h)	10	%(h)	170	%(h)	177%		160%		137%		266%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 99% for the six months ended October 31, 2012 and 9% and 157% for the years ended April 30, 2012 and March 31, 2012 respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class B	(Unaudited)		2012(a)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$9.39		$9.33		$9.08		$8.95		$7.72		$8.71		$8.84
Income from investment operations:
Net investment income	0.12		0.02		0.27		0.30		0.37		0.37		0.36
Net realized and unrealized gain (loss)	0.26		0.06		0.27		0.15		1.26		(0.97)		(0.12)
Total from investment operations	0.38		0.08		0.54		0.45		1.63		(0.60)		0.24
Less distributions to shareholders:
Net investment income	(0.11)		(0.02)		(0.29)		(0.32)		(0.40)		(0.37)		(0.37)
Net realized gains	—		—		—		—		—		(0.02)		—
Total distributions to shareholders	(0.11)		(0.02)		(0.29)		(0.32)		(0.40)		(0.39)		(0.37)
Proceeds from regulatory settlements	—		—		0.00	(b)	—		0.00	(b)	—		—
Net asset value, end of period	$9.66		$9.39		$9.33		$9.08		$8.95		$7.72		$8.71
Total return	4.04%		0.85%		6.01%		5.03%		21.41%		(7.04%)		2.72%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.70	%(d)	1.71	%(d)	1.72	%(e)	1.68	%(e)	1.65	%(e)	1.64	%(e)	1.63%
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.61	%(d)(g)	1.59	%(d)	1.59	%(e)(g)	1.67	%(e)(g)	1.65	%(e)(g)	1.64	%(e)(g)	1.63	%(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.70	%(d)	1.71	%(d)	1.72%		1.68%		1.65%		1.64%		1.63%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.61	%(d)(g)	1.59	%(d)	1.59	%(g)	1.67	%(g)	1.65	%(g)	1.64	%(g)	1.63	%(g)
Net investment income	2.43	%(d)(g)	2.59	%(d)	2.93	%(g)	3.32	%(g)	4.29	%(g)	4.59	%(g)	4.14	%(g)
Supplemental data
Net assets, end of period (in thousands)	$5,193		$6,081		$6,253		$14,779		$31,476		$37,247		$56,087
Portfolio turnover	117	%(h)	10	%(h)	170	%(h)	177%		160%		137%		266%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 99% for the six months ended October 31, 2012 and 9% and 157% for the years ended April 30, 2012 and March 31, 2012 respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class C	(Unaudited)		2012(a)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$9.39		$9.33		$9.08		$8.95		$7.72		$8.71		$8.84
Income from investment operations:
Net investment income	0.12		0.02		0.28		0.31		0.38		0.39		0.37
Net realized and unrealized gain (loss)	0.26		0.06		0.28		0.15		1.26		(0.98)		(0.12)
Total from investment operations	0.38		0.08		0.56		0.46		1.64		(0.59)		0.25
Less distributions to shareholders:
Net investment income	(0.11)		(0.02)		(0.31)		(0.33)		(0.41)		(0.38)		(0.38)
Net realized gains	—		—		—		—		—		(0.02)		—
Total distributions to shareholders	(0.11)		(0.02)		(0.31)		(0.33)		(0.41)		(0.40)		(0.38)
Proceeds from regulatory settlements	—		—		0.00	(b)	—		0.00	(b)	—		—
Net asset value, end of period	$9.66		$9.39		$9.33		$9.08		$8.95		$7.72		$8.71
Total return	4.12%		0.86%		6.20%		5.17%		21.59%		(6.91%)		2.87%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.70	%(d)	1.71	%(d)	1.70	%(e)	1.68	%(e)	1.65	%(e)	1.64	%(e)	1.63%
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.46	%(d)(g)	1.44	%(d)	1.44	%(e)(g)	1.52	%(e)(g)	1.50	%(e)(g)	1.49	%(e)(g)	1.48	%(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.70	%(d)	1.71	%(d)	1.70%		1.68%		1.65%		1.64%		1.63%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.46	%(d)(g)	1.44	%(d)	1.44	%(g)	1.52	%(g)	1.50	%(g)	1.49	%(g)	1.48	%(g)
Net investment income	2.57	%(d)(g)	2.75	%(d)	3.04	%(g)	3.42	%(g)	4.43	%(g)	4.74	%(g)	4.28	%(g)
Supplemental data
Net assets, end of period (in thousands)	$37,558		$35,579		$35,304		$33,885		$30,731		$31,372		$37,164
Portfolio turnover	117	%(h)	10	%(h)	170	%(h)	177%		160%		137%		266%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 99% for the six months ended October 31, 2012 and 9% and 157% for the years ended April 30, 2012 and March 31, 2012 respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class I	(Unaudited)		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$9.39		$9.33		$9.08		$9.21
Income from investment operations:
Net investment income	0.17		0.03		0.37		0.19
Net realized and unrealized gain (loss)	0.27		0.06		0.27		(0.11)
Total from investment operations	0.44		0.09		0.64		0.08
Less distributions to shareholders:
Net investment income	(0.16)		(0.03)		(0.39)		(0.21)
Total distributions to shareholders	(0.16)		(0.03)		(0.39)		(0.21)
Proceeds from regulatory settlements	—		—		0.00	(c)	—
Net asset value, end of period	$9.67		$9.39		$9.33		$9.08
Total return	4.71%		0.94%		7.17%		0.87%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.51	%(e)	0.52	%(e)	0.51	%(f)	0.53	%(e)(f)
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	0.50	%(e)	0.52	%(e)	0.51	%(f)(h)	0.52	%(e)(f)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.51	%(e)	0.52	%(e)	0.51%		0.53	%(e)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	0.50	%(e)	0.52	%(e)	0.51	%(h)	0.52	%(e)(h)
Net investment income	3.49	%(e)	3.68	%(e)	4.01	%(h)	4.05	%(e)(h)
Supplemental data
Net assets, end of period (in thousands)	$196,729		$90,345		$86,768		$26,866
Portfolio turnover	117	%(i)	10	%(i)	170	%(i)	177%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(c)  Rounds to less than $0.01.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 99% for the six months ended October 31, 2012 and 9% and 157% for the years ended April 30, 2012 and March 31, 2012 respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class R	(Unaudited)		2012(a)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$9.39		$9.33		$9.08		$8.95		$7.72		$8.71		$8.84
Income from investment operations:
Net investment income	0.14		0.02		0.31		0.34		0.41		0.41		0.40
Net realized and unrealized gain (loss)	0.26		0.06		0.28		0.15		1.26		(0.97)		(0.12)
Total from investment operations	0.40		0.08		0.59		0.49		1.67		(0.56)		0.28
Less distributions to shareholders:
Net investment income	(0.13)		(0.02)		(0.34)		(0.36)		(0.44)		(0.41)		(0.41)
Net realized gains	—		—		—		—		—		(0.02)		—
Total distributions to shareholders	(0.13)		(0.02)		(0.34)		(0.36)		(0.44)		(0.43)		(0.41)
Proceeds from regulatory settlements	—		—		0.00	(b)	—		0.00	(b)	—		—
Net asset value, end of period	$9.66		$9.39		$9.33		$9.08		$8.95		$7.72		$8.71
Total return	4.30%		0.89%		6.55%		5.54%		22.01%		(6.58%)		3.24%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.20	%(d)	1.21	%(d)	1.20	%(e)	1.18	%(e)	1.15	%(e)	1.14	%(e)	1.13%
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.11	%(d)(g)	1.09	%(d)	1.09	%(e)(g)	1.17	%(e)(g)	1.15	%(e)(g)	1.14	%(e)(g)	1.13	%(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.20	%(d)	1.21	%(d)	1.20%		1.18%		1.15%		1.14%		1.13%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.11	%(d)(g)	1.09	%(d)	1.09	%(g)	1.17	%(g)	1.15	%(g)	1.14	%(g)	1.13	%(g)
Net investment income	2.92	%(d)(g)	3.08	%(d)	3.39	%(g)	3.75	%(g)	4.78	%(g)	5.11	%(g)	4.60	%(g)
Supplemental data
Net assets, end of period (in thousands)	$2,651		$2,631		$2,786		$2,969		$1,694		$1,819		$1,606
Portfolio turnover	117	%(h)	10	%(h)	170	%(h)	177%		160%		137%		266%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 99% for the six months ended October 31, 2012 and 9% and 157% for the years ended April 30, 2012 and March 31, 2012 respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class W	(Unaudited)		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$9.39		$9.33		$9.08		$9.21
Income from investment operations:
Net investment income	0.15		0.03		0.34		0.17
Net realized and unrealized gain (loss)	0.27		0.05		0.27		(0.11)
Total from investment operations	0.42		0.08		0.61		0.06
Less distributions to shareholders:
Net investment income	(0.14)		(0.02)		(0.36)		(0.19)
Total distributions to shareholders	(0.14)		(0.02)		(0.36)		(0.19)
Proceeds from regulatory settlements	—		—		0.00	(c)	—
Net asset value, end of period	$9.67		$9.39		$9.33		$9.08
Total return	4.50%		0.91%		6.84%		0.69%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.88	%(e)	0.94	%(e)	0.94	%(f)	0.89	%(e)(f)
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	0.85	%(e)	0.82	%(e)	0.83	%(f)(h)	0.87	%(e)(f)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.88	%(e)	0.94	%(e)	0.94%		0.89	%(e)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	0.85	%(e)	0.82	%(e)	0.83	%(h)	0.87	%(e)(h)
Net investment income	3.19	%(e)	3.38	%(e)	3.64	%(h)	3.62	%(e)(h)
Supplemental data
Net assets, end of period (in thousands)	$3		$3		$3		$2
Portfolio turnover	117	%(i)	10	%(i)	170	%(i)	177%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(c)  Rounds to less than $0.01.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 99% for the six months ended October 31, 2012 and 9% and 157% for the years ended April 30, 2012 and March 31, 2012 respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class Z	(Unaudited)		2012(a)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$9.39		$9.33		$9.08		$8.95		$7.72		$8.71		$8.84
Income from investment operations:
Net investment income	0.16		0.03		0.36		0.39		0.45		0.45		0.45
Net realized and unrealized gain (loss)	0.27		0.06		0.27		0.15		1.26		(0.97)		(0.13)
Total from investment operations	0.43		0.09		0.63		0.54		1.71		(0.52)		0.32
Less distributions to shareholders:
Net investment income	(0.16)		(0.03)		(0.38)		(0.41)		(0.48)		(0.45)		(0.45)
Net realized gains	—		—		—		—		—		(0.02)		—
Total distributions to shareholders	(0.16)		(0.03)		(0.38)		(0.41)		(0.48)		(0.47)		(0.45)
Proceeds from regulatory settlements	—		—		0.00	(b)	—		0.00	(b)	—		—
Net asset value, end of period	$9.66		$9.39		$9.33		$9.08		$8.95		$7.72		$8.71
Total return	4.56%		0.93%		7.08%		6.07%		22.62%		(6.11%)		3.74%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.70	%(d)	0.71	%(d)	0.70	%(e)	0.68	%(e)	0.65	%(e)	0.64	%(e)	0.63%
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	0.61	%(d)(g)	0.59	%(d)	0.59	%(e)(g)	0.67	%(e)(g)	0.65	%(e)(g)	0.64	%(e)(g)	0.63	%(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.70	%(d)	0.71	%(d)	0.70%		0.68%		0.65%		0.64%		0.63%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	0.61	%(d)(g)	0.59	%(d)	0.59	%(g)	0.67	%(g)	0.65	%(g)	0.64	%(g)	0.63	%(g)
Net investment income	3.41	%(d)(g)	3.60	%(d)	3.89	%(g)	4.28	%(g)	5.26	%(g)	5.58	%(g)	5.13	%(g)
Supplemental data
Net assets, end of period (in thousands)	$2,227,839		$2,881,803		$2,853,669		$2,835,104		$1,973,020		$1,710,920		$2,259,863
Portfolio turnover	117	%(h)	10	%(h)	170	%(h)	177%		160%		137%		266%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 99% for the six months ended October 31, 2012 and 9% and 157% for the years ended April 30, 2012 and March 31, 2012 respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Notes to Financial Statements

October 31, 2012 (Unaudited)

Note 1. Organization

Columbia Intermediate Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Credit Default Swap Contracts

Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified negative credit event(s) take place. The Fund entered into credit default swap contracts to increase or decrease its credit exposure to a single issuer of debt securities. Additionally, credit default swap contracts were used to hedge the Fund's exposure on a debt security that it owns or in lieu of selling such debt security.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. Notional amounts of all credit default swap contracts outstanding for which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Market values for credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

The notional amounts and market values of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are

Semiannual Report 2012

Columbia Intermediate Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at October 31, 2012:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit contracts	Premiums paid on outstanding credit default swap contracts	8,863,016
Interest rate contracts	Net assets—unrealized appreciation on futures contracts	735,073	*
Total		9,598,089
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit contracts	Unrealized depreciation on swap contracts	7,763,674
Credit contracts	Premiums received on outstanding credit default swap contracts	590,350
Interest rate contracts	Net assets—unrealized depreciation on futures contracts	109,884	*
Total		8,463,908

* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations for the six months ended October 31, 2012:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit contracts	—	(5,818,501)	(5,818,501)
Interest rate contracts	(14,173,977)	—	(14,173,977)
Total	(14,173,977)	(5,818,501)	(19,992,478)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit contracts	—	(3,878,711)	(3,878,711)
Interest rate contracts	4,724,100	—	4,724,100
Total	4,724,100	(3,878,711)	845,389

The following table is a summary of the volume of derivative instruments for the six months ended October 31, 2012:

Derivative Instrument	Contracts Opened
Futures contracts	10,743
Derivative Instrument	Aggregate Notional Opened ($)
Credit default swap contracts — buy protection	251,021,050
Credit default swap contracts — sell protection	66,611,100

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Delayed Delivery Securities and Forward Sale Commitments

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund

Semiannual Report 2012

Columbia Intermediate Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

designates cash or liquid securities in an amount equal to the delayed delivery commitment.

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies within its Portfolio of Investments cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. This treatment may exaggerate the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund's right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Investment Manager's ability to predict interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Loan Participations and Commitments

The Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participation (Selling Participant), but not the borrower. However, the Fund assumes the credit risk of the borrower, Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan which it has purchased from the Selling Participant.

Stripped Securities

The Fund may invest in Interest Only (IO) and Principal Only (PO) stripped mortgage-backed securities. These securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in an IO security, therefore the daily interest accrual factor is adjusted each month to reflect the paydown of principal. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Corporate actions and dividend income are recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the

Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.43% to 0.30% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended October 31, 2012 was 0.42% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective

Semiannual Report 2012

Columbia Intermediate Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

administration fee rate for the six months ended October 31, 2012 was 0.06% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees.

For the six months ended October 31, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20%
Class R	0.20
Class W	0.19
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2012, these minimum account balance fees reduced total expenses by $3,721.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class B, Class C, Class R and Class W shares, respectively.

Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the combined distribution and service fee does not exceed 0.85% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W

Semiannual Report 2012

Columbia Intermediate Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $51,426 for Class A, $1,240 for Class B and $2,540 for Class C shares for the six months ended October 31, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective August 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through August 31, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.88%
Class B	1.63
Class C	1.63
Class I	0.50
Class R	1.13
Class W	0.88
Class Z	0.63

Prior to August 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.84%
Class B	1.59
Class C	1.59
Class I	0.52
Class R	1.09
Class W	0.84
Class Z	0.59

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2012, the cost of investments for federal income tax purposes was approximately $2,964,691,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$186,609,000
Unrealized depreciation	(40,462,000)
Net unrealized appreciation	$146,147,000

The following capital loss carryforward, determined as of April 30, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2016	$3,389,305
2017	3,942,436
Unlimited short-term	1,845,386
Unlimited long-term	1,556,584
Total	$10,733,711

Unlimited capital loss carryforwards are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years

Semiannual Report 2012

Columbia Intermediate Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $3,475,586,073 and $3,996,937,084, respectively, for the six months ended October 31, 2012, of which $3,500,527,217 and $3,774,521,233, respectively, were U.S. government securities.

Note 6. Regulatory Settlements

During the year ended March 31, 2012, the Fund received $11,319 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund's portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The payments have been included in "Proceeds from regulatory settlements" in the Statement of Changes in Net Assets.

Note 7. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended October 31, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At October 31, 2012, securities valued at $267,457,645 were on loan, secured by U.S. government and agency securities valued at $142,374,666 and by cash collateral of $129,438,977 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

In October 2012, the Board voted to cease securities lending by or on December 31, 2012.

Note 8. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At October 31, 2012, two unaffiliated shareholder accounts owned an aggregate of 62.4% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to

Semiannual Report 2012

Columbia Intermediate Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended October 31, 2012.

Note 11. Fund Merger

At the close of business on March 11, 2011, the Fund acquired the assets and assumed the identified liabilities of Columbia Total Return Bond Fund, a series of Columbia Funds Series Trust. The reorganization was completed after shareholders approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $2,109,939,475 and the combined net assets immediately after the acquisition were $3,130,592,718.

The merger was accomplished by a tax-free exchange of 101,858,165 shares of Columbia Total Return Bond Fund, valued at $1,020,653,243. In exchange for the Columbia Total Return Bond Fund shares and net assets, the Fund issued the following number of shares:

Shares
Class A	2,333,001
Class B	241,230
Class C	356,235
Class Z	109,206,406

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, Columbia Total Return Bond Fund's cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Columbia Total Return Bond Fund that have been included in the combined Fund's Statement of Operations since the merger was completed.

Assuming the merger had been completed on April 1, 2010, the Fund's pro-forma net investment income (loss), net gain (loss) on investments, net change in unrealized appreciation

(depreciation) and net increase in net assets from operations for the year ended March 31, 2011 would have been approximately $142.3 million, $80.0 million, ($24.8 million) and $197.5 million, respectively.

Note 12. Significant Risks

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market's assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Mortgage-Backed Securities Risk

The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market's assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Note 13. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

Note 14. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Board Consideration and Approval of
Advisory Agreement

At meetings held on March 7, 2012 and June 6, 2012, respectively, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Intermediate Bond Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve each continuation of the Advisory Agreement.

In connection with their deliberations regarding each continuation of the Advisory Agreement, the Committee and the Board requested and evaluated materials from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 6, 2012, April 25, 2012 and June 5, 2012, and at the Board meetings held on March 7, 2012 and June 6, 2012. In addition, the Board considers matters bearing on the Advisory Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on the legal standard for consideration by the Board and otherwise assisted the Board in its deliberations.

On March 6, 2012, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On March 7, 2012, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund. The Committee and the Board met in June 2012 to consider the continuation of the Advisory Agreement for the one-year period ending June 30, 2013, so as to permit the annual consideration of the Advisory Agreement to be conducted each June. On June 5, 2012, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On June 6, 2012, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of the Fund's benchmarks and the performance of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by an independent third-party data provider);

•  The terms and conditions of the Advisory Agreement, including that the advisory fee rates payable by the Fund would not change;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement, noting in the case of the Transfer and Dividend Disbursing Agent Agreement certain proposed changes to the fee rates payable thereunder;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

Semiannual Report 2012

Columbia Intermediate Bond Fund

Board Consideration and Approval of
Advisory Agreement (continued)

•  Information regarding the management fees and investment performance of any comparable portfolios of other clients of the Investment Manager, including institutional separate accounts; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services to be Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, the quality of the Investment Manager's investment research capabilities and trade execution services, and the other resources that the Investment Manager devotes to the Fund. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate administrative services agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement supported the continuation of such agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of an independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. In the case of each Fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund's Advisory Agreement. Those factors varied from fund to fund, but included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2011, the Fund's performance was in the fifty-ninth, twenty-seventh and fifty-fifth percentiles (where the best performance would be in the first percentile) of its category selected by an independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the

Semiannual Report 2012

Columbia Intermediate Bond Fund

Board Consideration and Approval of
Advisory Agreement (continued)

Board concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees to be charged to the Fund under the Advisory Agreement as well as the total expenses to be incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its expected total expense ratio as a percentage of average daily net assets. The Committee and the Board noted that the Fund's actual management fee and total net expense ratio are both ranked in the second quintiles against the Fund's expense universe as determined by an independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also considered the fact that the advisory fee rates payable by the Fund to the Investment Manager under the Advisory Agreement were the same as those currently paid by the Fund to the Investment Manager.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services to be Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to any institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the fund, the expense ratio of the fund, and the implementation of expense limitations with respect to the fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in

Semiannual Report 2012

Columbia Intermediate Bond Fund

Board Consideration and Approval of
Advisory Agreement (continued)

investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these issues, the Committee and the Board also considered the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio brokerage for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that would be in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. No single item was identified as paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

Semiannual Report 2012

Columbia Intermediate Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ended June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012

Columbia Intermediate Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1190 D (12/12)

Semiannual Report

October 31, 2012

Columbia U.S. Treasury Index Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia U.S. Treasury Index Fund

President's Message

Dear Shareholders,

Stocks rebound around the world

After a weak second quarter, U.S. stock market averages rebounded in the third quarter, erasing earlier losses and boosting year-to-date returns well into double digits. Welcome news from Europe and additional quantitative easing in the United States by the Federal Reserve Board helped bolster the rally. The Standard & Poor's 500 Index (S&P 500 Index) rose 6.35% (total return) for the quarter. The Dow Jones Industrial Average advanced 4.32% for the same period. From the beginning of the calendar year through September 30, 2012, the S&P 500 Index was up 16.44% (total return). And, as of the end of September, the S&P 500 Index stood at 1,440 — approximately 8% below its all-time high of 1,565 that was set on October 9, 2007.

Outside the United States, stock markets of both developed and emerging market economies rebounded, as measured in U.S. dollars. Investors responded favorably to the announcement of policy measures aimed to resolve the eurozone crisis, which could potentially have a favorable impact on growth in emerging market economies. A weaker dollar also benefited returns to U.S. investors.

Solid gains for fixed income

Within fixed income, investors appeared to be increasingly willing to take on risk as they abandoned higher quality sectors that dominated the performance rankings in the second quarter and favored riskier sectors, where yield spreads tightened by a significant margin. Fixed-income returns were strong, but unlike equities, they have been less volatile, accumulating steadily over the course of the year. Gains were the highest for high-yield and emerging market bonds. By contrast, government issued debt securities eked out smaller gains.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia U.S. Treasury Index Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	13
Notes to Financial Statements	19
Board Consideration and Approval of Advisory Agreement	24
Important Information About This Report	29

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia U.S. Treasury Index Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia U.S. Treasury Index Fund (the Fund) Class A shares returned 1.48% excluding sales charges for the six months ended October 31, 2012.

>  The Fund's return underperformed its benchmark, the Citigroup Bond U.S. Treasury Index, which returned 1.74% for the same time period.

Average Annual Total Returns (%) (for period ended October 31, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A*	11/25/02
Excluding sales charges		1.48	3.09	5.59	4.38
Including sales charges		-3.38	-1.84	4.57	3.87
Class B*	11/25/02
Excluding sales charges		1.10	2.41	4.81	3.60
Including sales charges		-3.86	-2.55	4.47	3.60
Class C*	11/25/02
Excluding sales charges		1.17	2.56	4.96	3.75
Including sales charges		0.18	1.57	4.96	3.75
Class I*	09/27/10	1.61	3.44	5.86	4.63
Class W*	06/18/12	1.45	3.04	5.39	4.16
Class Z	06/04/91	1.61	3.44	5.86	4.63
Citigroup Bond U.S. Treasury Index		1.74	3.56	5.97	4.88

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Citigroup Bond U.S. Treasury Index, an index composed of all U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million that are included in the Citigroup Broad Investment-Grade Bond Index.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2012
2

Columbia U.S. Treasury Index Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at October 31, 2012)
U.S. Treasury Obligations	99.7
Money Market Funds	0.3
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Quality Breakdown (%) (at October 31, 2012)
AAA rating	100.0
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by any of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Orhan Imer, PhD, CFA

William Finan

Semiannual Report 2012
3

Columbia U.S. Treasury Index Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2012 – October 31, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,014.80		1,022.94	2.29		2.29	0.45
Class B	1,000.00	1,000.00	1,011.00		1,019.16	6.08		6.11	1.20
Class C	1,000.00	1,000.00	1,011.70		1,019.91	5.32		5.35	1.05
Class I	1,000.00	1,000.00	1,016.10		1,024.20	1.02		1.02	0.20
Class W	1,000.00	1,000.00	999.50	*	1,023.14	1.50	*	2.09	0.41 *
Class Z	1,000.00	1,000.00	1,016.10		1,024.20	1.02		1.02	0.20

*For the period June 18, 2012 through October 31, 2012. Class W shares commenced operations on June 18, 2012.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012
4

Columbia U.S. Treasury Index Fund

Portfolio of Investments

October 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

U.S. Treasury Obligations 99.7%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury 11/15/13	0.500%	9,380,000	9,406,381
11/30/13	0.250%	7,405,000	7,406,733
01/31/14	0.250%	5,870,000	5,870,916
02/28/14	1.875%	16,585,000	16,943,916
03/31/14	0.250%	5,405,000	5,404,156
05/15/14	1.000%	2,870,000	2,902,288
05/31/14	0.250%	5,160,000	5,158,994
06/15/14	0.750%	8,075,000	8,137,767
06/30/14	2.625%	11,725,000	12,182,545
07/31/14	0.125%	3,690,000	3,680,199
08/15/14	0.500%	2,060,000	2,067,966
08/31/14	0.250%	1,980,000	1,978,763
09/30/14	0.250%	4,700,000	4,695,591
09/30/14	2.375%	4,715,000	4,902,050
10/15/14	0.500%	2,020,000	2,028,126
10/31/14	2.375%	12,975,000	13,510,219
01/31/15	2.250%	2,935,000	3,061,343
02/15/15	4.000%	7,640,000	8,278,062
02/15/15	11.250%	5,665,000	7,072,401
04/15/15	0.375%	8,300,000	8,306,484
05/31/15	2.125%	6,305,000	6,591,190
08/15/15	0.250%	5,755,000	5,737,016
10/15/15	0.250%	1,760,000	1,753,263
10/31/15	1.250%	6,225,000	6,385,001
11/30/15	1.375%	10,925,000	11,248,478
01/31/16	2.000%	12,215,000	12,829,561
08/31/16	1.000%	7,385,000	7,518,277
09/30/16	1.000%	9,720,000	9,896,175
10/31/16	1.000%	5,650,000	5,750,638
11/30/16	0.875%	2,985,000	3,022,545
03/31/17	1.000%	3,105,000	3,155,698
05/31/17	0.625%	7,185,000	7,178,828
06/30/17	0.750%	2,955,000	2,966,542
07/31/17	0.500%	2,495,000	2,474,144
08/31/17	0.625%	5,640,000	5,624,580
08/31/17	1.875%	7,270,000	7,681,206
10/31/17	1.875%	6,805,000	7,189,374
02/15/18	3.500%	10,125,000	11,547,249
05/15/18	3.875%	3,040,000	3,543,263
02/28/19	1.375%	3,920,000	4,012,183
03/31/19	1.500%	1,950,000	2,008,956
05/31/19	1.125%	1,900,000	1,909,352
07/31/19	0.875%	2,520,000	2,485,350
08/31/19	1.000%	2,105,000	2,091,021
09/30/19	1.000%	1,800,000	1,786,079
11/15/19	3.375%	9,620,000	11,084,799
02/15/20	3.625%	2,625,000	3,073,917
05/15/20	3.500%	2,755,000	3,206,991
08/15/20	2.625%	5,755,000	6,325,102
02/15/26	6.000%	4,050,000	5,902,243
08/15/28	5.500%	575,000	820,273
05/15/37	5.000%	1,125,000	1,606,641
02/15/38	4.375%	535,000	702,021
02/15/39	3.500%	3,725,000	4,262,216
02/15/40	4.625%	5,895,000	8,063,252

U.S. Treasury Obligations (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/40	4.375%	4,040,000	5,323,961
11/15/40	4.250%	2,540,000	3,285,729
08/15/41	3.750%	1,575,000	1,875,973
02/15/42	3.125%	2,860,000	3,031,600
08/15/42	2.750%	3,165,000	3,100,713
U.S. Treasury(a) 03/31/14	1.750%	3,170,000	3,236,744
06/30/14	0.250%	3,560,000	3,558,889
09/15/14	0.250%	5,025,000	5,021,859
11/15/14	0.375%	6,990,000	7,000,918
06/15/15	0.375%	2,130,000	2,131,165
07/15/15	0.250%	1,940,000	1,934,089
05/15/16	7.250%	4,510,000	5,580,773
11/15/16	7.500%	5,800,000	7,405,875
12/31/16	0.875%	12,100,000	12,246,519
04/30/17	3.125%	12,305,000	13,662,389
12/31/18	1.375%	1,780,000	1,824,222
08/15/19	3.625%	5,710,000	6,666,870
02/15/21	3.625%	8,420,000	9,909,944
05/15/21	3.125%	4,605,000	5,234,950
02/15/22	2.000%	3,885,000	4,023,100
05/15/22	1.750%	3,750,000	3,786,328
08/15/22	1.625%	4,755,000	4,728,995
08/15/22	7.250%	4,125,000	6,250,662
08/15/29	6.125%	2,760,000	4,220,644
05/15/38	4.500%	1,250,000	1,671,485
08/15/39	4.500%	2,885,000	3,869,056
02/15/41	4.750%	4,815,000	6,722,944
05/15/42	3.000%	3,090,000	3,191,874
U.S. Treasury(b) 10/31/14	0.250%	920,000	919,353
10/31/17	0.750%	2,535,000	2,539,159
10/31/19	1.250%	2,100,000	2,116,241
Total U.S. Treasury Obligations (Cost: $440,719,347)			460,501,347

Money Market Funds 0.3%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.149%(c)(d)	1,361,915	1,361,915
Total Money Market Funds (Cost: $1,361,915)		1,361,915
Total Investments (Cost: $442,081,262)		461,863,262
Other Assets & Liabilities, Net		(94,793)
Net Assets		461,768,469

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
5

Columbia U.S. Treasury Index Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Notes to Portfolio of Investments

(a)  At October 31, 2012, security was partially or fully on loan.

(b)  Represents a security purchased on a when-issued or delayed delivery basis.

(c)  The rate shown is the seven-day current annualized yield at October 31, 2012.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	1,575,652	41,043,358	(41,257,095)	1,361,915	748	1,361,915

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
6

Columbia U.S. Treasury Index Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Fair Value Measurements (continued)

Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
U.S. Treasury Obligations	460,501,347	—	—	460,501,347
Total Bonds	460,501,347	—	—	460,501,347
Other
Money Market Funds	1,361,915	—	—	1,361,915
Total Other	1,361,915	—	—	1,361,915
Total	461,863,262	—	—	461,863,262

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
7

Columbia U.S. Treasury Index Fund

Statement of Assets and Liabilities

October 31, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $440,719,347)	$460,501,347
Affiliated issuers (identified cost $1,361,915)	1,361,915
Total investments (identified cost $442,081,262)	461,863,262
Receivable for:
Investments sold	18,287,534
Capital shares sold	1,733,332
Dividends	72
Interest	2,480,822
Expense reimbursement due from Investment Manager	12,909
Trustees' deferred compensation plan	31,031
Total assets	484,408,962
Liabilities
Disbursements in excess of cash	413
Payable for:
Investments purchased	13,946,416
Investments purchased on a delayed delivery basis	5,574,459
Capital shares purchased	2,605,116
Dividend distributions to shareholders	452,284
Investment management fees	6,297
Distribution and service fees	4,110
Administration fees	18,890
Compensation of board members	1,436
Other expenses	41
Trustees' deferred compensation plan	31,031
Total liabilities	22,640,493
Net assets applicable to outstanding capital stock	$461,768,469
Represented by
Paid-in capital	$437,215,691
Excess of distributions over net investment income	(119,387)
Accumulated net realized gain	4,890,165
Unrealized appreciation (depreciation) on:
Investments	19,782,000
Total — representing net assets applicable to outstanding capital stock	$461,768,469
*Value of securities on loan	$94,411,012

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
8

Columbia U.S. Treasury Index Fund

Statement of Assets and Liabilities (continued)

October 31, 2012 (Unaudited)

Class A
Net assets	$38,465,267
Shares outstanding	3,301,363
Net asset value per share	$11.65
Maximum offering price per share(a)	$12.23
Class B
Net assets	$2,599,997
Shares outstanding	223,129
Net asset value per share	$11.65
Class C
Net assets	$11,850,171
Shares outstanding	1,016,982
Net asset value per share	$11.65
Class I
Net assets	$134,679,664
Shares outstanding	11,557,365
Net asset value per share	$11.65
Class W
Net assets	$29,952,389
Shares outstanding	2,571,916
Net asset value per share	$11.65
Class Z
Net assets	$244,220,981
Shares outstanding	20,959,240
Net asset value per share	$11.65

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
9

Columbia U.S. Treasury Index Fund

Statement of Operations

Six Months Ended October 31, 2012 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$748
Interest	3,389,324
Income from securities lending — net	26,698
Total income	3,416,770
Expenses:
Investment management fees	210,323
Distribution fees
Class B	10,900
Class C	44,373
Service fees
Class A	56,919
Class B	3,633
Class C	14,791
Class W	5,032
Administration fees	630,969
Compensation of board members	13,451
Other	376
Total expenses	990,767
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(433,320)
Fees waived by Distributor — Class C	(8,875)
Expense reductions	(1,605)
Total net expenses	546,967
Net investment income	2,869,803
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	4,853,888
Net realized gain	4,853,888
Net change in unrealized appreciation (depreciation) on:
Investments	(1,064,965)
Net change in unrealized appreciation (depreciation)	(1,064,965)
Net realized and unrealized gain	3,788,923
Net increase in net assets resulting from operations	$6,658,726

The accompanying Notes to Financial Statements are an integral part of this statement.
Semiannual Report 2012
10

Columbia U.S. Treasury Index Fund

Statement of Changes in Net Assets

	Six Months Ended October 31, 2012(a) (Unaudited)	Year Ended April 30, 2012(b)	Year Ended March 31, 2012
Operations
Net investment income	$2,869,803	$526,604	$7,520,959
Net realized gain	4,853,888	296,821	12,955,198
Net change in unrealized appreciation (depreciation)	(1,064,965)	4,995,161	11,951,598
Net increase in net assets resulting from operations	6,658,726	5,818,586	32,427,755
Distributions to shareholders:
Net investment income
Class A	(260,312)	(44,630)	(732,513)
Class B	(5,680)	(1,300)	(31,622)
Class C	(31,820)	(6,348)	(130,624)
Class I	(732,427)	(109,660)	(2,202,940)
Class W	(21,052)	—	—
Class Z	(1,735,052)	(333,292)	(4,701,750)
Net realized gains
Class A	(972,409)	—	(573,811)
Class B	(48,804)	—	(40,465)
Class C	(194,993)	—	(148,817)
Class I	(1,585,540)	—	(1,627,318)
Class W	(41)	—	—
Class Z	(4,154,486)	—	(2,779,164)
Total distributions to shareholders	(9,742,616)	(495,230)	(12,969,024)
Increase (decrease) in net assets from capital stock activity	44,476,374	3,975,672	(31,467,168)
Total increase (decrease) in net assets	41,392,484	9,299,028	(12,008,437)
Net assets at beginning of period	420,375,985	411,076,957	423,085,394
Net assets at end of period	$461,768,469	$420,375,985	$411,076,957
Excess of distributions over net investment income	$(119,387)	$(202,847)	$(263,057)

(a) Class W shares are for the period from June 18, 2012 (commencement of operations) to October 31, 2012.

(b) For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
11

Columbia U.S. Treasury Index Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2012(a) (Unaudited)		Year Ended April 30, 2012(b)		Year Ended March 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(c)	2,378,189	28,166,797	300,992	3,516,633	3,930,358	46,162,728
Distributions reinvested	90,228	1,054,247	3,065	35,984	75,102	871,731
Redemptions	(2,804,849)	(32,928,949)	(447,024)	(5,222,021)	(4,009,044)	(46,709,099)
Net decrease	(336,432)	(3,707,905)	(142,967)	(1,669,404)	(3,584)	325,360
Class B shares
Subscriptions	2,378	27,900	35	409	18,713	219,770
Distributions reinvested	2,829	33,042	68	792	3,831	44,359
Redemptions(c)	(46,411)	(545,422)	(7,013)	(82,020)	(118,754)	(1,362,518)
Net decrease	(41,204)	(484,480)	(6,910)	(80,819)	(96,210)	(1,098,389)
Class C shares
Subscriptions	141,414	1,657,093	5,945	69,697	277,863	3,216,400
Distributions reinvested	17,927	209,395	484	5,681	20,792	241,002
Redemptions	(133,136)	(1,560,146)	(66,044)	(767,304)	(439,808)	(5,048,096)
Net increase (decrease)	26,205	306,342	(59,615)	(691,926)	(141,153)	(1,590,694)
Class I shares
Subscriptions	5,664,388	66,336,722	718,717	8,364,941	10,307,754	120,616,255
Distributions reinvested	198,262	2,317,761	9,339	109,641	329,188	3,814,763
Redemptions	(2,066,414)	(24,341,914)	(292,971)	(3,433,000)	(14,469,590)	(167,594,515)
Net increase (decrease)	3,796,236	44,312,569	435,085	5,041,582	(3,832,648)	(43,163,497)
Class W shares
Subscriptions	2,597,101	30,138,217	—	—	—	—
Distributions reinvested	1,644	19,199	—	—	—	—
Redemptions	(26,829)	(312,265)	—	—	—	—
Net increase	2,571,916	29,845,151	—	—	—	—
Class Z shares
Subscriptions	5,603,707	65,639,693	430,975	5,028,910	6,001,317	69,964,138
Distributions reinvested	253,517	2,963,908	14,425	169,347	351,848	4,073,813
Redemptions	(8,058,625)	(94,398,904)	(327,142)	(3,822,018)	(5,168,081)	(59,977,899)
Net increase (decrease)	(2,201,401)	(25,795,303)	118,258	1,376,239	1,185,084	14,060,052
Total net increase (decrease)	3,815,320	44,476,374	343,851	3,975,672	(2,888,511)	(31,467,168)

(a) Class W shares are for the period from June 18, 2012 (commencement of operations) to October 31, 2012.

(b) For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(c) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
12

Columbia U.S. Treasury Index Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class A	(Unaudited)		2012(a)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$11.74		$11.59		$11.03		$11.12		$11.64		$11.27		$10.53
Income from investment operations:
Net investment income	0.07		0.01		0.18		0.23		0.27		0.33		0.43
Net realized and unrealized gain (loss)	0.10		0.15		0.70		0.22		(0.45)		0.45		0.78
Total from investment operations	0.17		0.16		0.88		0.45		(0.18)		0.78		1.21
Less distributions to shareholders:
Net investment income	(0.06)		(0.01)		(0.19)		(0.27)		(0.34)		(0.41)		(0.47)
Net realized gains	(0.20)		—		(0.13)		(0.27)		(0.00	)(b)	—		—
Total distributions to shareholders	(0.26)		(0.01)		(0.32)		(0.54)		(0.34)		(0.41)		(0.47)
Net asset value, end of period	$11.65		$11.74		$11.59		$11.03		$11.12		$11.64		$11.27
Total return	1.48%		1.40%		8.01%		4.04%		(1.53%)		7.13%		11.77	%(c)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.66	%(e)	0.66	%(e)	0.66	%(f)	0.66	%(f)	0.66	%(f)	0.66	%(f)	0.66	%(f)
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	0.45	%(e)(h)	0.45	%(e)	0.45	%(f)(h)	0.45	%(f)	0.48	%(f)	0.55	%(f)(h)	0.57	%(f)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.66	%(e)	0.66	%(e)	0.66%		0.66%		0.66%		0.66%		0.66%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	0.45	%(e)(h)	0.45	%(e)	0.45	%(h)	0.45%		0.48%		0.55	%(h)	0.57	%(h)
Net investment income	1.18	%(e)(h)	1.30	%(e)	1.55	%(h)	2.04%		2.44%		2.91	%(h)	3.94	%(h)
Supplemental data
Net assets, end of period (in thousands)	$38,465		$42,700		$43,818		$41,739		$47,105		$79,114		$17,817
Portfolio turnover	60%		7%		106%		142%		118%		126%		47%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to less than $0.01.

(c)  During the year ended March 31, 2008, the Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by 0.01%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
13

Columbia U.S. Treasury Index Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class B	(Unaudited)		2012(a)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$11.74		$11.59		$11.03		$11.12		$11.64		$11.27		$10.53
Income from investment operations:
Net investment income	0.03		0.01		0.10		0.15		0.19		0.25		0.35
Net realized and unrealized gain (loss)	0.10		0.14		0.69		0.22		(0.45)		0.45		0.78
Total from investment operations	0.13		0.15		0.79		0.37		(0.26)		0.70		1.13
Less distributions to shareholders:
Net investment income	(0.02)		(0.00	)(b)	(0.10)		(0.19)		(0.26)		(0.33)		(0.39)
Net realized gains	(0.20)		—		(0.13)		(0.27)		(0.00	)(b)	—		—
Total distributions to shareholders	(0.22)		(0.00	)(b)	(0.23)		(0.46)		(0.26)		(0.33)		(0.39)
Net asset value, end of period	$11.65		$11.74		$11.59		$11.03		$11.12		$11.64		$11.27
Total return	1.10%		1.34%		7.21%		3.27%		(2.26%)		6.32%		10.95	%(c)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.40	%(e)	1.41	%(e)	1.41	%(f)	1.41	%(f)	1.41	%(f)	1.41	%(f)	1.41	%(f)
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	1.20	%(e)(h)	1.20	%(e)	1.20	%(f)(h)	1.20	%(f)	1.23	%(f)	1.30	%(f)(h)	1.32	%(f)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.40	%(e)	1.41	%(e)	1.41%		1.41%		1.41%		1.41%		1.41%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	1.20	%(e)(h)	1.20	%(e)	1.20	%(h)	1.20%		1.23%		1.30	%(h)	1.32	%(h)
Net investment income	0.43	%(e)(h)	0.55	%(e)	0.83	%(h)	1.29%		1.69%		2.19	%(h)	3.25	%(h)
Supplemental data
Net assets, end of period (in thousands)	$2,600		$3,102		$3,143		$4,053		$5,810		$10,179		$3,610
Portfolio turnover	60%		7%		106%		142%		118%		126%		47%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to less than $0.01.

(c)  During the year ended March 31, 2008, the Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by 0.01%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
14

Columbia U.S. Treasury Index Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class C	(Unaudited)		2012(a)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$11.74		$11.59		$11.03		$11.12		$11.64		$11.27		$10.53
Income from investment operations:
Net investment income	0.03		0.01		0.11		0.16		0.21		0.26		0.36
Net realized and unrealized gain (loss)	0.11		0.15		0.70		0.23		(0.46)		0.45		0.78
Total from investment operations	0.14		0.16		0.81		0.39		(0.25)		0.71		1.14
Less distributions to shareholders:
Net investment income	(0.03)		(0.01)		(0.12)		(0.21)		(0.27)		(0.34)		(0.40)
Net realized gains	(0.20)		—		(0.13)		(0.27)		(0.00	)(b)	—		—
Total distributions to shareholders	(0.23)		(0.01)		(0.25)		(0.48)		(0.27)		(0.34)		(0.40)
Net asset value, end of period	$11.65		$11.74		$11.59		$11.03		$11.12		$11.64		$11.27
Total return	1.17%		1.35%		7.37%		3.42%		(2.12%)		6.48%		11.09	%(c)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.40	%(e)	1.41	%(e)	1.41	%(f)	1.41	%(f)	1.41	%(f)	1.41	%(f)	1.41	%(f)
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	1.05	%(e)(h)	1.05	%(e)	1.05	%(f)(h)	1.05	%(f)	1.08	%(f)	1.15	%(f)(h)	1.17	%(f)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.40	%(e)	1.41	%(e)	1.41%		1.41%		1.41%		1.41%		1.41%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	1.05	%(e)(h)	1.05	%(e)	1.05	%(h)	1.05%		1.08%		1.15	%(h)	1.17	%(h)
Net investment income	0.58	%(e)(h)	0.70	%(e)	0.98	%(h)	1.44%		1.83%		2.28	%(h)	3.30	%(h)
Supplemental data
Net assets, end of period (in thousands)	$11,850		$11,628		$12,172		$13,142		$19,568		$32,440		$6,702
Portfolio turnover	60%		7%		106%		142%		118%		126%		47%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to less than $0.01.

(c)  During the year ended March 31, 2008, the Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by 0.01%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
15

Columbia U.S. Treasury Index Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class I	(Unaudited)		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$11.74		$11.59		$11.03		$11.76
Income from investment operations:
Net investment income	0.08		0.02		0.21		0.11
Net realized and unrealized gain (loss)	0.11		0.14		0.70		(0.43)
Total from investment operations	0.19		0.16		0.91		(0.32)
Less distributions to shareholders:
Net investment income	(0.08)		(0.01)		(0.22)		(0.15)
Net realized gains	(0.20)		—		(0.13)		(0.26)
Total distributions to shareholders	(0.28)		(0.01)		(0.35)		(0.41)
Net asset value, end of period	$11.65		$11.74		$11.59		$11.03
Total return	1.61%		1.42%		8.29%		(2.78%)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.41	%(d)	0.41	%(d)	0.41	%(e)	0.41	%(d)(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	0.20	%(d)	0.20	%(d)	0.20	%(e)	0.20	%(d)(e)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.41	%(d)	0.41	%(d)	0.41%		0.41	%(d)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	0.20	%(d)	0.20	%(d)	0.20%		0.20	%(d)
Net investment income	1.42	%(d)	1.55	%(d)	1.81%		1.96	%(d)
Supplemental data
Net assets, end of period (in thousands)	$134,680		$91,092		$84,899		$123,074
Portfolio turnover	60%		7%		106%		142%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
16

Columbia U.S. Treasury Index Fund

Financial Highlights (continued)

Class W	Six Months Ended October 31, 2012(a) (Unaudited)
Per share data
Net asset value, beginning of period	$11.90
Income from investment operations:
Net investment income	0.04
Net realized and unrealized loss	(0.05	)(b)
Total from investment operations	(0.01)
Less distributions to shareholders:
Net investment income	(0.04)
Net realized gains	(0.20)
Total distributions to shareholders	(0.24)
Net asset value, end of period	$11.65
Total return	(0.05%)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.61	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.41	%(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.61	%(d)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.41	%(d)(f)
Net investment income	0.98	%(d)(f)
Supplemental data
Net assets, end of period (in thousands)	$29,952
Portfolio turnover	60%

Notes to Financial Highlights

(a)  For the period from June 18, 2012 (commencement of operations) to October 31, 2012.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
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Columbia U.S. Treasury Index Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class Z	(Unaudited)		2012(a)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$11.74		$11.59		$11.03		$11.11		$11.64		$11.27		$10.53
Income from investment operations:
Net investment income	0.08		0.02		0.21		0.26		0.30		0.37		0.46
Net realized and unrealized gain (loss)	0.11		0.14		0.70		0.23		(0.46)		0.44		0.77
Total from investment operations	0.19		0.16		0.91		0.49		(0.16)		0.81		1.23
Less distributions to shareholders:
Net investment income	(0.08)		(0.01)		(0.22)		(0.30)		(0.37)		(0.44)		(0.49)
Net realized gains	(0.20)		—		(0.13)		(0.27)		(0.00	)(b)	—		—
Total distributions to shareholders	(0.28)		(0.01)		(0.35)		(0.57)		(0.37)		(0.44)		(0.49)
Net asset value, end of period	$11.65		$11.74		$11.59		$11.03		$11.11		$11.64		$11.27
Total return	1.61%		1.42%		8.28%		4.40%		(1.38%)		7.40%		12.04	%(c)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.41	%(e)	0.41	%(e)	0.41	%(f)	0.41	%(f)	0.41	%(f)	0.41	%(f)	0.42	%(f)
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	0.20	%(e)(h)	0.20	%(e)	0.20	%(f)(h)	0.20	%(f)	0.23	%(f)	0.30	%(f)(h)	0.33	%(f)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.41	%(e)	0.41	%(e)	0.41%		0.41%		0.41%		0.41%		0.42%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	0.20	%(e)(h)	0.20	%(e)	0.20	%(h)	0.20%		0.23%		0.30	%(h)	0.33	%(h)
Net investment income	1.42	%(e)(h)	1.55	%(e)	1.82	%(h)	2.29%		2.64%		3.31	%(h)	4.24	%(h)
Supplemental data
Net assets, end of period (in thousands)	$244,221		$271,853		$267,044		$241,078		$301,978		$294,640		$284,271
Portfolio turnover	60%		7%		106%		142%		118%		126%		47%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to less than $0.01.

(c)  During the year ended March 31, 2008, the Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by 0.01%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
18

Columbia U.S. Treasury Index Fund

Notes to Financial Statements

October 31, 2012 (Unaudited)

Note 1. Organization

Columbia U.S. Treasury Index Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares commenced operations on June 18, 2012.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP)

requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Semiannual Report 2012
19

Columbia U.S. Treasury Index Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Corporate actions and dividend income are recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the

Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to 0.10% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.30% of the Fund's average daily net assets.

The Investment Manager, from the administration fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, interest, fees and expenses of Trustees who are not officers, directors or employees of the Investment Manager or its

Semiannual Report 2012
20

Columbia U.S. Treasury Index Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

affiliates, distribution (Rule 12b-1) and/or shareholder servicing fees and any extraordinary non-recurring expenses that may arise, including litigation.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.75%, 0.75% and 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares, respectively.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the combined distribution and service fee does not exceed 0.85% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $20,033 for Class A, $2,915 for Class B and$1,760 for Class C shares for the six months ended October 31, 2012.

Minimum Account Balance Fee

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2012, these minimum account balance fees reduced total expenses by $1,605.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through August 31, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.45%
Class B	1.20
Class C	1.20
Class I	0.20
Class W	0.45
Class Z	0.20

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Semiannual Report 2012
21

Columbia U.S. Treasury Index Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2012, the cost of investments for federal income tax purposes was approximately $442,081,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$19,886,000
Unrealized depreciation	(104,000)
Net unrealized appreciation	$19,782,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $292,595,828 and $251,862,886, respectively, for the six months ended October 31, 2012, of which $292,595,828 and $251,862,886, respectively, were U.S. government securities.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of

Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended October 31, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At October 31, 2012, securities valued at $94,411,012 were on loan, secured by U.S. government and agency securities valued at $95,848,588.

In October 2012, the Board voted to cease securities lending by or on December 31, 2012.

Note 7. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At October 31, 2012, one unaffiliated shareholder account owned 20.6% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Affiliated shareholder accounts owned 35.8% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Semiannual Report 2012
22

Columbia U.S. Treasury Index Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended October 31, 2012.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012
23

Columbia U.S. Treasury Index Fund

Board Consideration and Approval of
Advisory Agreement

At meetings held on March 7, 2012 and June 6, 2012, respectively, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia U.S. Treasury Index Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve each continuation of the Advisory Agreement.

In connection with their deliberations regarding each continuation of the Advisory Agreement, the Committee and the Board requested and evaluated materials from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 6, 2012, April 25, 2012 and June 5, 2012, and at the Board meetings held on March 7, 2012 and June 6, 2012. In addition, the Board considers matters bearing on the Advisory Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on the legal standard for consideration by the Board and otherwise assisted the Board in its deliberations.

On March 6, 2012, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On March 7, 2012, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund. The Committee and the Board met in June 2012 to consider the continuation of the Advisory Agreement for the one-year period ending June 30, 2013, so as to permit the annual consideration of the Advisory Agreement to be conducted each June. On June 5, 2012, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On June 6, 2012, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of the Fund's benchmarks and the performance of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by an independent third-party data provider);

•  The terms and conditions of the Advisory Agreement, including that the advisory fee rates payable by the Fund would not change;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement, noting in the case of the Transfer and Dividend Disbursing Agent Agreement certain proposed changes to the fee rates payable thereunder;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

Semiannual Report 2012
24

Columbia U.S. Treasury Index Fund

Board Consideration and Approval of
Advisory Agreement (continued)

•  Information regarding the management fees and investment performance of any comparable portfolios of other clients of the Investment Manager, including institutional separate accounts; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services to be Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, the quality of the Investment Manager's investment research capabilities and trade execution services, and the other resources that the Investment Manager devotes to the Fund. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate administrative services agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement supported the continuation of such agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of an independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. In the case of each Fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund's Advisory Agreement. Those factors varied from fund to fund, but included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2011, the Fund's performance was in the thirty-third, first and first percentiles (where the best performance would be in the first percentile) of its category selected by an independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the performance of

Semiannual Report 2012
25

Columbia U.S. Treasury Index Fund

Board Consideration and Approval of
Advisory Agreement (continued)

the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees to be charged to the Fund under the Advisory Agreement as well as the total expenses to be incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its expected total expense ratio as a percentage of average daily net assets. The Committee and the Board noted that the Fund's actual management fee and total net expense ratio are ranked in the fourth and fifth quintiles, respectively, against the Fund's expense universe as determined by an independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also considered the fact that the advisory fee rates payable by the Fund to the Investment Manager under the Advisory Agreement were the same as those currently paid by the Fund to the Investment Manager.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services to be Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to any institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the fund, the expense ratio of the fund, and the implementation of expense limitations with respect to the fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in

Semiannual Report 2012
26

Columbia U.S. Treasury Index Fund

Board Consideration and Approval of
Advisory Agreement (continued)

investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these issues, the Committee and the Board also considered the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio brokerage for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that would be in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. No single item was identified as paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

Semiannual Report 2012
27

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Semiannual Report 2012
28

Columbia U.S. Treasury Index Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012
29

Columbia U.S. Treasury Index Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1200 D (12/12)

Semiannual Report October 31, 2012

Columbia Small Cap Value Fund I

Columbia Small Cap Value Fund I

President’s Message

Dear Shareholders,

Stocks rebound around the world

After a weak second quarter, U.S. stock market averages rebounded in the third quarter, erasing earlier losses and boosting year-to-date returns well into double digits. Welcome news from Europe and additional quantitative easing in the United States by the Federal Reserve Board helped bolster the rally. The Standard & Poor’s 500 Index (S&P 500 Index) rose 6.35% (total return) for the quarter. The Dow Jones Industrial Average advanced 4.32% for the same period. From the beginning of the calendar year through September 30, 2012, the S&P 500 Index was up 16.44% (total return). And, as of the end of September, the S&P 500 Index stood at 1,440 — approximately 8% below its all-time high of 1,565 that was set on October 9, 2007.

Outside the United States, stock markets of both developed and emerging market economies rebounded, as measured in U.S. dollars. Investors responded favorably to the announcement of policy measures aimed to resolve the eurozone crisis, which could potentially have a favorable impact on growth in emerging market economies. A weaker dollar also benefited returns to U.S. investors.

Solid gains for fixed income

Within fixed income, investors appeared to be increasingly willing to take on risk as they abandoned higher quality sectors that dominated the performance rankings in the second quarter and favored riskier sectors, where yield spreads tightened by a significant margin. Fixed-income returns were strong, but unlike equities, they have been less volatile, accumulating steadily over the course of the year. Gains were the highest for high-yield and emerging market bonds. By contrast, government issued debt securities eked out smaller gains.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>	Detailed up-to-date fund performance and portfolio information

>	Economic analysis and market commentary

>	Quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Small Cap Value Fund I

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Small Cap Value Fund I

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Small Cap Value Fund I (the Fund) Class A shares returned 0.14% excluding sales charges for the six-month period ended October 31, 2012.

>	The Fund’s return underperformed its benchmark, the Russell 2000 Value Index, which returned 2.69% for the same time period.

Average Annual Total Returns (%) (for period ended October 31, 2012)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	07/25/86
Excluding sales charges		0.14	7.56	0.98	9.43
Including sales charges		-5.61	1.38	-0.21	8.78
Class B	11/09/92
Excluding sales charges		-0.21	6.75	0.23	8.61
Including sales charges		-5.20	1.84	-0.08	8.61
Class C	01/15/96
Excluding sales charges		-0.23	6.74	0.22	8.61
Including sales charges		-1.22	5.75	0.22	8.61
Class I*	09/27/10	0.36	8.04	1.17	9.53
Class R*	09/27/10	0.02	7.31	0.75	9.17
Class Y*	07/15/09	0.39	8.05	1.27	9.59
Class Z	07/31/95	0.27	7.84	1.24	9.71
Russell 2000 Value Index		2.69	14.47	0.87	9.38

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2012

Columbia Small Cap Value Fund I

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at October 31, 2012)
Cymer, Inc.	1.2
Rent-A-Center, Inc.	1.0
OM Group, Inc.	1.0
Greif, Inc., Class A	0.9
IDACORP, Inc.	0.9
Hancock Holding Co.	0.8
Argo Group International Holdings Ltd.	0.8
Southwest Gas Corp.	0.8
Fresh Del Monte Produce, Inc.	0.8
Allete, Inc.	0.8

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at October 31, 2012)
Common Stocks	99.8
Consumer Discretionary	10.8
Consumer Staples	3.3
Energy	7.4
Financials	30.8
Health Care	6.9
Industrials	16.1
Information Technology	13.6
Materials	5.7
Telecommunication Services	1.4
Utilities	3.8
Money Market Funds	0.2
Total	100.0

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s portfolio composition is subject to change.

Portfolio Management

Stephen Barbaro, CFA

Jeremy Javidi, CFA

John Barrett, CFA

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2012 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2012	3

Columbia Small Cap Value Fund I

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2012 – October 31, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,001.40	1,018.55	6.66	6.72	1.32
Class B	1,000.00	1,000.00	997.90	1,014.82	10.37	10.46	2.06
Class C	1,000.00	1,000.00	997.70	1,014.82	10.37	10.46	2.06
Class I	1,000.00	1,000.00	1,003.60	1,020.87	4.34	4.38	0.86
Class R	1,000.00	1,000.00	1,000.20	1,017.29	7.92	7.98	1.57
Class Y	1,000.00	1,000.00	1,003.90	1,020.82	4.39	4.43	0.87
Class Z	1,000.00	1,000.00	1,002.70	1,019.81	5.40	5.45	1.07

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

4	Semiannual Report 2012

Columbia Small Cap Value Fund I

Portfolio of Investments

October 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.9%
Issuer	Shares	Value ($)

Consumer Discretionary 10.8%
Auto Components 0.8%

Cooper Tire & Rubber Co.(a)	411,100	8,275,443

Gentherm, Inc.(b)	344,066	4,135,673

Total		12,411,116

Diversified Consumer Services 0.4%

Lincoln Educational Services Corp.	641,463	2,379,828

Universal Technical Institute, Inc.(a)	242,604	3,110,183

Total		5,490,011

Hotels, Restaurants & Leisure 1.2%

Bob Evans Farms, Inc.(a)	132,721	5,052,688

Red Robin Gourmet Burgers, Inc.(a)(b)	172,119	5,748,775

WMS Industries, Inc.(a)(b)	433,560	7,123,391

Total		17,924,854

Household Durables 0.7%

American Greetings Corp., Class A(a)	339,760	5,833,679

Cavco Industries, Inc.(a)(b)	111,914	5,409,923

Total		11,243,602

Specialty Retail 4.7%

Aaron’s, Inc.	290,250	8,948,407

Casual Male Retail Group, Inc.(b)	865,273	3,339,954

Finish Line, Inc., Class A (The)(a)	441,654	9,188,611

GameStop Corp., Class A(a)	390,497	8,915,047

Men’s Wearhouse, Inc. (The)(a)	347,526	11,395,378

Rent-A-Center, Inc.	460,935	15,362,964

Shoe Carnival, Inc.(a)	283,285	6,623,203

Stage Stores, Inc.(a)	360,183	8,824,483

Total		72,598,047

Textiles, Apparel & Luxury Goods 3.0%

Columbia Sportswear Co.(a)	156,910	8,849,724

Crocs, Inc.(b)	520,990	6,564,474

Deckers Outdoor Corp.(a)(b)	186,990	5,353,524

G-III Apparel Group Ltd.(a)(b)	194,910	7,203,874

Jones Group, Inc. (The)(a)	820,000	9,684,200

Warnaco Group, Inc. (The)(b)	130,220	9,190,927

Total		46,846,723

Total Consumer Discretionary		166,514,353

Consumer Staples 3.3%
Food & Staples Retailing 1.3%

Andersons, Inc. (The)(a)	209,680	8,236,230

Harris Teeter Supermarkets, Inc.	203,790	7,631,936

Spartan Stores, Inc.(a)	327,144	4,697,788

Total		20,565,954

Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 1.7%

Chiquita Brands International, Inc.(a)(b)	577,870	4,166,443

Darling International, Inc.(b)	531,720	8,789,332

Fresh Del Monte Produce, Inc.(a)	486,815	12,253,133

Total		25,208,908

Personal Products 0.3%

Inter Parfums, Inc.(a)	258,614	4,722,291

Total Consumer Staples		50,497,153

Energy 7.4%
Energy Equipment & Services 3.9%

Dawson Geophysical Co.(a)(b)	185,604	4,434,079

Gulf Island Fabrication, Inc.(a)	162,842	3,864,241

Helix Energy Solutions Group, Inc.(b)	628,330	10,863,826

Matrix Service Co.(a)(b)	518,745	5,441,635

Newpark Resources, Inc.(a)(b)	710,925	4,827,181

Patterson-UTI Energy, Inc.(a)	453,260	7,333,747

RPC, Inc.(a)	478,152	5,479,622

Tesco Corp.(b)	388,160	3,419,690

Tetra Technologies, Inc.(a)(b)	634,215	3,393,050

TGC Industries, Inc.(b)	580,479	4,272,325

Tidewater, Inc.	135,130	6,420,026

Total		59,749,422

Oil, Gas & Consumable Fuels 3.5%

Bill Barrett Corp.(a)(b)	306,760	7,027,872

Cloud Peak Energy, Inc.(a)(b)	482,194	10,174,293

Forest Oil Corp.(a)(b)	532,520	4,036,502

Gulfport Energy Corp.(a)(b)	289,750	9,613,905

Rex Energy Corp.(a)(b)	360,800	4,776,992

Stone Energy Corp.(b)	394,648	9,309,746

Swift Energy Co.(a)(b)	183,199	3,061,255

VAALCO Energy, Inc.(a)(b)	811,695	6,631,548

Total		54,632,113

Total Energy		114,381,535

Financials 30.8%
Capital Markets 0.6%

GFI Group, Inc.	1,218,235	3,849,622

INTL FCStone, Inc.(a)(b)	323,109	5,987,210

Total		9,836,832

Commercial Banks 9.9%

Ameris Bancorp(a)(b)	653,937	6,977,508

BancFirst Corp.	115,881	5,094,129

BankUnited, Inc.	241,142	5,717,477

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	5

Columbia Small Cap Value Fund I

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Banner Corp.(a)	129,100	3,742,609

Bryn Mawr Bank Corp.	329,064	7,450,009

Chemical Financial Corp.(a)	401,466	9,442,480

Columbia Banking System, Inc.	383,485	6,791,519

Community Trust Bancorp, Inc.	237,128	8,043,382

First Citizens BancShares Inc., Class A	42,718	7,208,662

First Commonwealth Financial Corp.(a)	1,245,380	8,157,239

First Financial Corp.(a)	298,283	9,124,477

FirstMerit Corp.(a)	764,370	10,594,168

Glacier Bancorp, Inc.(a)	598,149	8,673,160

Hancock Holding Co.(a)	406,998	12,857,067

Investors Bancorp, Inc.(a)	446,113	8,025,573

Merchants Bancshares, Inc.	233,059	6,823,968

Northrim BanCorp, Inc.(c)	322,975	7,276,627

Union First Market Bankshares Corp.(a)	231,664	3,637,125

West Coast Bancorp	246,891	5,436,540

Wintrust Financial Corp.(a)	309,115	11,421,799

Total		152,495,518

Consumer Finance 0.5%

Cash America International, Inc.(a)	208,119	8,135,372

Diversified Financial Services 0.3%

Pico Holdings, Inc.(a)(b)	188,513	4,173,678

Insurance 7.7%

Allied World Assurance Co. Holdings AG	114,040	9,157,412

American Safety Insurance Holdings Ltd.(b)	374,500	6,314,070

Argo Group International Holdings Ltd.(a)	363,852	12,516,509

Baldwin & Lyons, Inc., Class B	284,161	6,919,320

EMC Insurance Group, Inc.	290,437	6,499,980

Endurance Specialty Holdings Ltd.(a)	204,070	8,275,038

FBL Financial Group, Inc., Class A(a)	191,612	6,539,718

Hanover Insurance Group, Inc. (The)	226,993	8,196,717

Horace Mann Educators Corp.	488,071	9,375,844

Kemper Corp.	225,789	6,999,459

National Western Life Insurance Co., Class A(a)	31,822	4,466,854

Navigators Group, Inc. (The)(b)	153,721	8,159,511

Safety Insurance Group, Inc.	177,139	8,210,393

Symetra Financial Corp.	661,607	7,906,204

United Fire Group, Inc.	352,330	8,374,884

Total		117,911,913

Real Estate Investment Trusts (REITs) 7.3%

Associated Estates Realty Corp.(a)	323,840	4,854,362

Common Stocks (continued)
Issuer	Shares	Value ($)
Campus Crest Communities, Inc.(a)	436,880	4,844,999

Chesapeake Lodging Trust(a)	550,755	10,381,732

Colonial Properties Trust(a)	499,590	10,806,132

Cousins Properties, Inc.(a)	1,293,068	10,874,702

DiamondRock Hospitality Co.(a)	1,113,129	9,439,334

Franklin Street Properties Corp.	333,169	3,801,458

National Health Investors, Inc.(a)	171,908	9,181,606

Piedmont Office Realty Trust, Inc., Class A(a)	221,500	3,942,700

Potlatch Corp.(a)	296,501	11,409,358

Sabra Health Care REIT, Inc.(a)	344,300	7,650,346

Starwood Property Trust, Inc.(a)	301,849	6,918,379

Sunstone Hotel Investors, Inc.(b)	1,134,079	11,204,700

Terreno Realty Corp.	506,753	7,733,051

Total		113,042,859

Thrifts & Mortgage Finance 4.5%

Bank Mutual Corp.(a)	1,213,285	5,471,915

BankFinancial Corp.	677,870	5,443,296

Beneficial Mutual Bancorp, Inc.(a)(b)	921,729	8,737,991

Brookline Bancorp, Inc.(a)	807,227	6,845,285

ESSA Bancorp, Inc.	425,110	4,285,109

Home Federal Bancorp, Inc.	564,161	6,442,719

Northfield Bancorp, Inc.	302,558	4,913,542

Provident New York Bancorp(a)	624,251	5,699,412

TrustCo Bank Corp.(a)	518,657	2,894,106

United Financial Bancorp, Inc.(a)	316,496	4,864,543

Washington Federal, Inc.(a)	612,091	10,270,887

Westfield Financial, Inc.	476,377	3,472,788

Total		69,341,593

Total Financials		474,937,765

Health Care 7.0%
Health Care Equipment & Supplies 2.3%

Angiodynamics, Inc.(a)(b)	446,115	4,786,814

CONMED Corp.(a)	304,762	8,429,717

ICU Medical, Inc.(a)(b)	151,134	8,966,780

Medical Action Industries, Inc.(b)	466,120	1,375,054

Orthofix International NV(b)	142,125	5,636,678

Quidel Corp.(a)(b)	323,023	5,662,593

Total		34,857,636

Health Care Providers & Services 2.3%

Amsurg Corp.(b)	214,831	6,126,980

Centene Corp.(a)(b)	205,100	7,789,698

Magellan Health Services, Inc.(b)	219,970	11,031,496

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2012

Columbia Small Cap Value Fund I

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Molina Healthcare, Inc.(b)	258,620	6,483,604

Triple-S Management Corp., Class B(b)	242,710	4,378,488

Total		35,810,266

Pharmaceuticals 2.4%

Impax Laboratories, Inc.(a)(b)	382,970	8,138,112

Jazz Pharmaceuticals PLC(a)(b)	197,071	10,588,625

Questcor Pharmaceuticals, Inc.(a)	276,284	7,039,716

Viropharma, Inc.(a)(b)	438,899	11,082,200

Total		36,848,653

Total Health Care		107,516,555

Industrials 16.1%
Aerospace & Defense 1.5%

AAR Corp.	266,408	4,020,097

Ceradyne, Inc.(a)	323,570	11,312,007

Curtiss-Wright Corp.(a)	270,330	8,345,087

Total		23,677,191

Building Products 0.5%

Universal Forest Products, Inc.(a)	185,586	7,145,061

Commercial Services & Supplies 2.1%

ABM Industries, Inc.(a)	313,760	5,961,440

ACCO Brands Corp.(a)(b)	933,188	6,756,281

Consolidated Graphics, Inc.(a)(b)	143,539	4,235,836

Ennis, Inc.	281,526	4,307,348

Unifirst Corp.(a)	150,972	10,503,122

Total		31,764,027

Construction & Engineering 1.4%

Comfort Systems U.S.A., Inc.(a)	402,432	4,386,509

Dycom Industries, Inc.(b)	305,995	4,357,369

KHD Humboldt Wedag International AG	386,203	2,329,184

Layne Christensen Co.(a)(b)	178,231	3,972,769

Pike Electric Corp.(b)	448,798	4,088,550

Sterling Construction Co., Inc.(a)(b)	334,426	2,976,391

Total		22,110,772

Electrical Equipment 2.1%

Belden, Inc.(a)	280,136	10,028,869

Brady Corp., Class A(a)	263,530	8,106,183

GrafTech International Ltd.(a)(b)	788,307	8,285,106

Powell Industries, Inc.(a)(b)	135,326	5,383,268

Total		31,803,426

Machinery 6.2%

Albany International Corp., Class A(a)	310,279	6,816,830

Altra Holdings, Inc.(a)	243,206	4,382,572

Astec Industries, Inc.(a)(b)	202,648	5,836,262

Common Stocks (continued)
Issuer	Shares	Value ($)
Briggs & Stratton Corp.(a)	394,229	7,786,023

Cascade Corp.(a)	103,780	6,744,662

CIRCOR International, Inc.(a)	178,160	6,144,738

EnPro Industries, Inc.(a)(b)	165,452	6,048,925

FreightCar America, Inc.(a)	183,662	3,535,494

Harsco Corp.	217,624	4,350,304

ITT Corp.	377,160	7,844,928

Kadant, Inc.(b)	302,384	7,344,907

LB Foster Co., Class A(a)	216,902	7,159,935

Mueller Industries, Inc.	184,441	8,078,516

Sauer-Danfoss, Inc.	75,789	3,036,107

Titan International, Inc.(a)	320,750	6,729,335

Twin Disc, Inc.(a)	239,930	3,637,339

Total		95,476,877

Professional Services 0.3%

Korn/Ferry International(a)(b)	374,492	5,014,448

Road & Rail 1.5%

Heartland Express, Inc.(a)	499,644	6,970,034

Ryder System, Inc.(a)	138,589	6,253,135

Werner Enterprises, Inc.(a)	442,949	10,258,699

Total		23,481,868

Trading Companies & Distributors 0.5%

Applied Industrial Technologies, Inc.(a)	53,471	2,170,388

Kaman Corp.(a)	160,632	5,975,510

Total		8,145,898

Total Industrials		248,619,568

Information Technology 13.6%
Communications Equipment 0.6%

Emulex Corp.(b)	645,200	4,490,592

Symmetricom, Inc.(b)	774,358	4,762,302

Total		9,252,894

Computers & Peripherals 0.5%

QLogic Corp.(b)	817,010	7,663,554

Electronic Equipment, Instruments & Components 2.2%

Anixter International, Inc.(a)	117,848	6,908,250

Electro Scientific Industries, Inc.(a)	397,285	4,243,004

GSI Group, Inc.(a)(b)	419,297	3,257,938

Littelfuse, Inc.(a)	161,511	8,656,989

Methode Electronics, Inc.(a)	381,564	3,861,427

MTS Systems Corp.(a)	148,480	7,484,877

Total		34,412,485

Internet Software & Services 1.6%

Blucora, Inc.(a)(b)	377,620	6,627,231

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	7

Columbia Small Cap Value Fund I

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
j2 Global, Inc.(a)	261,983	7,869,969

Monster Worldwide, Inc.(a)(b)	720,030	4,478,587

ValueClick, Inc.(a)(b)	337,690	5,629,292

Total		24,605,079

IT Services 3.0%

Acxiom Corp.(b)	613,314	11,192,980

Convergys Corp.(a)	563,537	9,473,057

CSG Systems International, Inc.(b)	311,641	6,422,921

Global Cash Access Holdings, Inc.(b)	819,958	5,780,704

MoneyGram International, Inc.(a)(b)	435,398	6,766,085

TeleTech Holdings, Inc.(a)(b)	376,190	6,335,040

Total		45,970,787

Semiconductors & Semiconductor Equipment 4.9%

ATMI, Inc.(a)(b)	282,372	5,576,847

Cymer, Inc.(b)	224,830	17,916,703

Entegris, Inc.(a)(b)	1,126,712	9,250,305

First Solar, Inc.(a)(b)	218,110	5,302,254

GT Advanced Technologies, Inc.(a)(b)	754,310	3,273,705

Integrated Device Technology, Inc.(a)(b)	834,790	4,541,258

MKS Instruments, Inc.(a)	386,784	9,139,706

Silicon Laboratories, Inc.(a)(b)	196,780	7,953,848

Teradyne, Inc.(a)(b)	404,500	5,913,790

Tessera Technologies, Inc.(a)	459,626	6,512,900

Total		75,381,316

Software 0.8%

Parametric Technology Corp.(b)	240,670	4,856,721

Progress Software Corp.(a)(b)	386,308	7,617,994

Total		12,474,715

Total Information Technology		209,760,830

Materials 5.7%
Chemicals 3.6%

A. Schulman, Inc.(a)	258,982	6,645,478

Chemtura Corp.(b)	573,429	9,134,724

Cytec Industries, Inc.	113,980	7,844,104

H.B. Fuller Co.	198,431	6,032,302

Minerals Technologies, Inc.	155,056	11,111,313

OM Group, Inc.(a)(b)	726,357	14,694,202

Total		55,462,123

Containers & Packaging 1.1%

Greif, Inc., Class A	317,603	13,326,622

Greif, Inc., Class B(a)	78,206	3,542,732

Total		16,869,354

Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 0.7%

Coeur d’Alene Mines Corp.(a)(b)	165,630	5,119,623

Olympic Steel, Inc.	303,580	5,464,440

Total		10,584,063

Paper & Forest Products 0.3%

Wausau Paper Corp.(a)	606,850	5,018,650

Total Materials		87,934,190

Telecommunication Services 1.4%
Diversified Telecommunication Services 0.9%

Cbeyond, Inc.(b)	647,757	4,961,819

Lumos Networks Corp.(a)	299,696	2,358,608

Neutral Tandem, Inc.	558,891	2,582,076

Warwick Valley Telephone Co.(c)	337,400	4,433,436

Total		14,335,939

Wireless Telecommunication Services 0.5%

NTELOS Holdings Corp.(a)	220,050	3,355,762

Shenandoah Telecommunications Co.(a)	282,373	4,438,904

Total		7,794,666

Total Telecommunication Services		22,130,605

Utilities 3.8%
Electric Utilities 2.3%

Allete, Inc.(a)	291,600	12,136,392

IDACORP, Inc.	293,030	13,104,302

MGE Energy, Inc.(a)	197,894	10,417,140

Total		35,657,834

Gas Utilities 1.5%

Laclede Group, Inc. (The)(a)	248,627	10,352,828

Southwest Gas Corp.(a)	283,285	12,314,399

Total		22,667,227

Total Utilities		58,325,061

Total Common Stocks
(Cost: $1,322,915,099)		1,540,617,615

Money Market Funds 0.2%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.149%(c)(d)	2,349,991	2,349,991

Total Money Market Funds
(Cost: $2,349,991)		2,349,991

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2012

Columbia Small Cap Value Fund I

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Investments of Cash Collateral Received for Securities on Loan 21.0%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Asset-Backed Commercial Paper 1.3%
Aspen Funding Corp.
11/01/12	0.220%	9,999,572	9,999,572

Kells Funding LLC
11/01/12	0.360%	9,990,800	9,990,800

Total			19,990,372

Certificates of Deposit 2.1%
Credit Suisse
11/08/12	0.379%	10,000,000	10,000,000

Mizuho Corporate Bank Ltd.
11/14/12	0.340%	9,991,311	9,991,311

National Bank of Canada
11/09/12	0.279%	5,000,000	5,000,000

Norinchukin Bank
11/09/12	0.497%	7,000,000	7,000,000

Total			31,991,311

Commercial Paper 0.4%
Bank of New Zealand
11/02/12	0.334%	6,000,000	6,000,000

Other Short-Term Obligations 0.5%
General Electric Capital Corp.
11/01/12	0.290%	8,005,810	8,005,810

Investments of Cash Collateral Received for Securities on Loan (continued)
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Repurchase Agreements 16.7%
Mizuho Securities USA, Inc.(e) dated 10/31/12, matures 11/01/12, repurchase price
$65,964,650	0.350%	65,964,009	65,964,009

repurchase price
$33,694,680	0.400%	33,694,305	33,694,305

Natixis Financial Products, Inc.(e) dated 10/31/12, matures 11/01/12, repurchase price
$74,000,678	0.330%	74,000,000	74,000,000

repurchase price
$35,000,369	0.380%	35,000,000	35,000,000

Nomura Securities dated 10/31/12, matures 11/01/12, repurchase price
$50,000,500(e)	0.360%	50,000,000	50,000,000

Total			258,658,314

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $324,645,807)			324,645,807

Total Investments
(Cost: $1,649,910,897)			1,867,613,413

Other Assets & Liabilities, Net			(325,328,788)

Net Assets			1,542,284,625

Notes to Portfolio of Investments

(a)	At October 31, 2012, security was partially or fully on loan.

(b)	Non-income producing.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	5,728,038	120,171,668	(123,549,715)	—	2,349,991	3,388	2,349,991

Northrim BanCorp, Inc.	4,922,177	—	(111,459)	(16,297)	4,794,421	91,502	7,276,627	*

Warwick Valley Telephone Co.	4,283,382	—	(58,399)	(4,189)	4,220,794	184,009	4,433,436

Total	14,933,597	120,171,668	(123,719,573)	(20,486)	11,365,206	278,899	14,060,054

*	Issuer was not an affiliate for the entire period ended October 31, 2012.

(d)	The rate shown is the seven-day current annualized yield at October 31, 2012.

(e)	The following table represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	9

Columbia Small Cap Value Fund I

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Value ($)
Mizuho Securities USA, Inc. (0.350%)
Cash Collateral in Lieu of Securities	2,026,531

United States Treasury Bill	20,386,398

United States Treasury Inflation Indexed Bonds	364,522

United States Treasury Note/Bond	43,767,816

United States Treasury Strip Coupon	697,491

Total Market Value of Collateral Securities	67,242,758

Security Description	Value ($)
Mizuho Securities USA, Inc. (0.400%)
Fannie Mae Pool	22,080,420

Fannie Mae REMICS	3,598,971

Freddie Mac Gold Pool	1,445,179

Freddie Mac Non Gold Pool	1,343,775

Freddie Mac REMICS	3,728,204

Government National Mortgage Association	2,171,642

Total Market Value of Collateral Securities	34,368,191

Security Description	Value ($)
Natixis Financial Products, Inc. (0.330%)
Cash Collateral in Lieu of Securities	9,479,920

United States Treasury Inflation Indexed Bonds	21,836,192

United States Treasury Note/Bond	43,974,982

Total Market Value of Collateral Securities	75,291,094

Security Description	Value ($)
Natixis Financial Products, Inc. (0.380%)
Fannie Mae Pool	5,660,613

Fannie Mae REMICS	6,044,528

Fannie Mae-Aces	100,484

Freddie Mac Gold Pool	39,878

Freddie Mac Non Gold Pool	1,245,144

Freddie Mac REMICS	3,100,973

Ginnie Mae I Pool	956,413

Ginnie Mae II Pool	3,061,044

Government National Mortgage Association	15,491,300

Total Market Value of Collateral Securities	35,700,377

Security Description	Value ($)
Nomura Securities (0.360%)
Fannie Mae Pool	3,151,525

Freddie Mac Gold Pool	7,449,120

Ginnie Mae I Pool	12,941,339

Ginnie Mae II Pool	27,458,016

Total Market Value of Collateral Securities	51,000,000

Abbreviation Legend

REMIC(S)	Real Estate Mortgage Investment Conduit(s)

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2012

Columbia Small Cap Value Fund I

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	11

Columbia Small Cap Value Fund I

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	166,514,353	—	—	166,514,353

Consumer Staples	50,497,153	—	—	50,497,153

Energy	114,381,535	—	—	114,381,535

Financials	474,937,765	—	—	474,937,765

Health Care	107,516,555	—	—	107,516,555

Industrials	246,290,384	2,329,184	—	248,619,568

Information Technology	209,760,830	—	—	209,760,830

Materials	87,934,190	—	—	87,934,190

Telecommunication Services	22,130,605	—	—	22,130,605

Utilities	58,325,061	—	—	58,325,061

Total Equity Securities	1,538,288,431	2,329,184	—	1,540,617,615

Other

Money Market Funds	2,349,991	—	—	2,349,991

Investments of Cash Collateral Received for Securities on Loan	—	324,645,807	—	324,645,807

Total Other	2,349,991	324,645,807	—	326,995,798

Total	1,540,638,422	326,974,991	—	1,867,613,413

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2012

Columbia Small Cap Value Fund I

Statement of Assets and Liabilities

October 31, 2012 (Unaudited)

Assets

Investments, at value*

Unaffiliated issuers (identified cost $1,313,899,884)	$1,528,907,552

Affiliated issuers (identified cost $11,365,206)	14,060,054

Investment of cash collateral received for securities on loan

Short-term securities (identified cost $65,987,493)	65,987,493

Repurchase agreements (identified cost $258,658,314)	258,658,314

Total investments (identified cost $1,649,910,897)	1,867,613,413

Receivable for:

Investments sold	2,930,188

Capital shares sold	2,573,511

Dividends	576,656

Interest	192,000

Reclaims	6,007

Prepaid expenses	20,068

Trustees’ deferred compensation plan	87,161

Total assets	1,873,999,004

Liabilities

Disbursements in excess of cash	3,050

Due upon return of securities on loan	324,645,807

Payable for:

Investments purchased	686,608

Capital shares purchased	5,551,854

Investment management fees	156,425

Distribution and service fees	23,993

Transfer agent fees	482,004

Administration fees	15,745

Compensation of board members	6,125

Chief compliance officer expenses	393

Other expenses	55,214

Trustees’ deferred compensation plan	87,161

Total liabilities	331,714,379

Net assets applicable to outstanding capital stock	$1,542,284,625

Represented by

Paid-in capital	$1,263,964,634

Undistributed net investment income	1,510,370

Accumulated net realized gain	59,107,109

Unrealized appreciation (depreciation) on:

Investments — unaffiliated issuers	215,007,668

Investments — affiliated issuers	2,694,848

Foreign currency translations	(4)

Total — representing net assets applicable to outstanding capital stock	$1,542,284,625

* Value of securities on loan	$318,585,989

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	13

Columbia Small Cap Value Fund I

Statement of Assets and Liabilities (continued)

October 31, 2012 (Unaudited)

Class A

Net assets	$526,155,313

Shares outstanding	12,607,844

Net asset value per share	$41.73

Maximum offering price per share(a)	$44.28

Class B

Net assets	$7,402,462

Shares outstanding	223,308

Net asset value per share	$33.15

Class C

Net assets	$36,091,769

Shares outstanding	1,023,747

Net asset value per share	$35.25

Class I

Net assets	$54,005,370

Shares outstanding	1,224,777

Net asset value per share	$44.09

Class R

Net assets	$1,875,119

Shares outstanding	44,957

Net asset value per share	$41.71

Class Y

Net assets	$1,059,881

Shares outstanding	24,035

Net asset value per share	$44.10

Class Z

Net assets	$915,694,711

Shares outstanding	20,806,733

Net asset value per share	$44.01

(a)	The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2012

Columbia Small Cap Value Fund I

Statement of Operations

Six Months Ended October 31, 2012 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$11,334,185
Dividends — affiliated issuers	278,899
Income from securities lending — net	1,195,737

Total income	12,808,821

Expenses:
Investment management fees	5,959,818
Distribution fees
Class B	32,488
Class C	143,855
Class R	4,574
Service fees
Class B	10,829
Class C	47,952
Distribution and service fees — Class A	687,776
Transfer agent fees
Class A	564,886
Class B	8,879
Class C	39,368
Class R	1,880
Class Y	11
Class Z	977,772
Administration fees	599,752
Compensation of board members	31,837
Custodian fees	22,248
Printing and postage fees	181,424
Registration fees	71,232
Professional fees	53,870
Chief compliance officer expenses	759
Other	20,070

Total expenses	9,461,280
Expense reductions	(8,240)

Total net expenses	9,453,040

Net investment income	3,355,781

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	60,092,690
Investments — affiliated issuers	(20,486)
Foreign currency translations	(161)

Net realized gain	60,072,043
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(64,997,059)
Investments — affiliated issuers	34,057
Foreign currency translations	(4)

Net change in unrealized appreciation (depreciation)	(64,963,006)

Net realized and unrealized loss	(4,890,963)

Net decrease in net assets from operations	$(1,535,182)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	15

Columbia Small Cap Value Fund I

Statement of Changes in Net Assets

	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012(a)	Year Ended June 30, 2011(b)
Operations

Net investment income	$3,355,781	$8,057,060	$8,589,595

Net realized gain	60,072,043	14,275,410	136,154,589

Net change in unrealized appreciation (depreciation)	(64,963,006)	(87,829,082)	306,050,226

Net increase (decrease) in net assets resulting from operations	(1,535,182)	(65,496,612)	450,794,410

Distributions to shareholders

Net investment income

Class A	—	(2,342,128)	(7,017,198)

Class B	—	—	(88,560)

Class C	—	—	(213,115)

Class I	—	(517,969)	(138,731)

Class R	—	(2,506)	(23)

Class Y	—	(9,857)	(17,298)

Class Z	—	(6,383,085)	(11,796,161)

Net realized gains

Class A	—	(38,931,991)	(2,463,814)

Class B	—	(1,063,341)	(96,216)

Class C	—	(3,274,340)	(228,826)

Class I	—	(3,775,799)	(28,480)

Class R	—	(77,710)	(10)

Class Y	—	(72,726)	(4,413)

Class Z	—	(62,124,851)	(3,391,556)

Total distributions to shareholders	—	(118,576,303)	(25,484,401)

Increase (decrease) in net assets from capital stock activity	(204,620,310)	(28,202,753)	93,578,338

Proceeds from regulatory settlements (Note 6)	—	253,732	—

Total increase (decrease) in net assets	(206,155,492)	(212,021,936)	518,888,347

Net assets at beginning of period	1,748,440,117	1,960,462,053	1,441,573,706

Net assets at end of period	$1,542,284,625	$1,748,440,117	$1,960,462,053

Undistributed (excess of distributions over) net investment income	$1,510,370	$(1,845,411)	$(4,947,871)

(a)	For the period from July 1, 2011 to April 30, 2012. During the period the Fund’s fiscal year end was changed from June 30 to April 30.

(b)	Class I and Class R shares are for the period from September 27, 2010 (commencement of operations) to June 30, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2012

Columbia Small Cap Value Fund I

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2012 (Unaudited)		Year Ended April 30, 2012(a)		Year Ended June 30, 2011(b)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(c)	918,041	37,136,662	2,110,887	86,271,345	3,445,581	146,347,011

Fund merger	—	—	—	—	84,483	3,796,041

Distributions reinvested	—	—	969,748	38,091,716	194,540	8,561,537

Redemptions	(2,405,715)	(98,388,166)	(4,222,228)	(173,382,526)	(5,041,182)	(215,635,581)

Net decrease	(1,487,674)	(61,251,504)	(1,141,593)	(49,019,465)	(1,316,578)	(56,930,992)

Class B shares

Subscriptions	597	19,646	4,221	134,328	3,396	125,008

Fund merger	—	—	—	—	3,912	142,878

Distributions reinvested	—	—	29,327	921,153	4,280	154,130

Redemptions(c)	(91,129)	(2,952,373)	(196,793)	(6,548,681)	(315,227)	(10,766,458)

Net decrease	(90,532)	(2,932,727)	(163,245)	(5,493,200)	(303,639)	(10,344,442)

Class C shares

Subscriptions	12,230	419,637	44,381	1,527,912	62,434	2,292,989

Fund merger	—	—	—	—	3,642	140,698

Distributions reinvested	—	—	75,327	2,516,690	8,504	323,786

Redemptions	(179,772)	(6,184,909)	(243,532)	(8,505,784)	(375,679)	(13,752,828)

Net decrease	(167,542)	(5,765,272)	(123,824)	(4,461,182)	(301,099)	(10,995,355)

Class I shares

Subscriptions	62,338	2,575,210	213,483	9,390,959	854,521	39,470,130

Fund merger	—	—	—	—	817,679	38,645,293

Distributions reinvested	—	—	103,871	4,292,969	3,610	167,163

Redemptions	(74,021)	(3,234,160)	(638,896)	(28,681,502)	(117,808)	(5,633,645)

Net increase (decrease)	(11,683)	(658,950)	(321,542)	(14,997,574)	1,558,002	72,648,941

Class R shares

Subscriptions	4,577	190,543	45,476	1,667,666	371	17,021

Fund merger	—	—	—	—	94	4,223

Distributions reinvested	—	—	2,028	79,770	—	—

Redemptions	(4,438)	(181,731)	(3,151)	(131,485)	—	—

Net increase	139	8,812	44,353	1,615,951	465	21,244

Class Y shares

Subscriptions	—	—	1,974	81,587	1,282	50,000

Distributions reinvested	—	—	24	996	470	21,712

Redemptions	—	—	(5,179)	(237,025)	(4,054)	(175,000)

Net decrease	—	—	(3,181)	(154,442)	(2,302)	(103,288)

Class Z shares

Subscriptions	2,056,209	87,920,842	5,756,016	247,038,840	7,631,753	339,799,924

Distributions reinvested	—	—	1,195,804	49,422,588	226,837	10,463,621

Redemptions	(5,205,565)	(221,941,511)	(5,847,194)	(252,154,269)	(5,609,970)	(250,981,315)

Net increase (decrease)	(3,149,356)	(134,020,669)	1,104,626	44,307,159	2,248,620	99,282,230

Total net increase (decrease)	(4,906,648)	(204,620,310)	(604,406)	(28,202,753)	1,883,469	93,578,338

(a)	For the period from July 1, 2011 to April 30, 2012. During the period, the Fund’s fiscal year end was changed from June 30 to April 30.

(b)	Class I and Class R shares are for the period from September 27, 2010 (commencement of operations) to June 30, 2011.

(c)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	17

Columbia Small Cap Value Fund I

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended October 31, 2012		Year Ended		Year Ended June 30,
Class A	(Unaudited)		April 30, 2012(a)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$41.67		$46.21		$35.84		$29.29		$39.50		$52.16		$48.03

Income from investment operations:

Net investment income	0.06		0.14		0.16		0.15		0.23	(b)	0.15		0.12	(c)

Net realized and unrealized gain (loss)	0.00	(d)(e)	(1.81)		10.80		6.58		(8.50)		(8.46)		7.61

Total from investment operations	0.06		(1.67)		10.96		6.73		(8.27)		(8.31)		7.73

Less distributions to shareholders:

Net investment income	—		(0.16)		(0.44)		(0.18)		(0.01)		(0.14)		(0.01)

Net realized gains	—		(2.72)		(0.15)		—		(1.93)		(4.21)		(3.59)

Total distributions to shareholders	—		(2.88)		(0.59)		(0.18)		(1.94)		(4.35)		(3.60)

Proceeds from regulatory settlements	—		0.01		—		0.00	(e)	0.00	(e)	—		—

Net asset value, end of period	$41.73		$41.67		$46.21		$35.84		$29.29		$39.50		$52.16

Total return	0.14%		(3.21	%)(f)	30.67%		22.99%		(20.73%)		(16.96%)		16.61%

Ratios to average net assets(g)

Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.32	%(h)	1.31	%(h)	1.25	%(i)	1.27	%(i)	1.38	%(i)	1.26	%(i)	1.29	%(i)

Net expenses after fees waived or expenses reimbursed (including interest expense)(j)	1.32	%(h)(k)	1.31	%(h)(k)	1.25	%(i)(k)	1.27	%(i)(k)	1.38	%(i)(k)	1.26	%(i)(k)	1.29	%(i)(k)

Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.32	%(h)	1.31	%(h)	1.25%		1.27%		1.38%		1.26%		1.29%

Net expenses after fees waived or expenses reimbursed (excluding interest expense)(j)	1.32	%(h)(k)	1.31	%(h)(k)	1.25	%(k)	1.27	%(k)	1.38	%(k)	1.26	%(k)	1.29	%(k)

Net investment income	0.27	%(h)(k)	0.41	%(h)(k)	0.37	%(k)	0.43	%(k)	0.74	%(k)	0.29	%(k)	0.25	%(k)

Supplemental data

Net assets, end of period (in thousands)	$526,155		$587,332		$704,167		$593,209		$443,154		$513,671		$663,160

Portfolio turnover	20%		23%		31%		30%		50%		40%		39%

Notes to Financial Highlights

(a)	For the period from July 1, 2011 to April 30, 2012. During the period, the Fund’s fiscal year end was changed from June 30 to April 30.

(b)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(c)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.05 per share.

(d)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(e)	Rounds to less than $0.01.

(f)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(g)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(h)	Annualized.

(i)	Includes interest expense which rounds to less than 0.01%.

(j)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(k)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2012

Columbia Small Cap Value Fund I

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended		Year Ended June 30,
Class B	(Unaudited)		April 30, 2012(a)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$33.22		$37.54		$29.17		$23.96		$33.00		$44.51		$41.75

Income from investment operations:

Net investment loss	(0.08)		(0.10)		(0.13)		(0.10)		(0.01	)(b)	(0.21)		(0.24	)(c)

Net realized and unrealized gain (loss)	0.01	(d)	(1.50)		8.80		5.38		(7.10)		(7.09)		6.59

Total from investment operations	(0.07)		(1.60)		8.67		5.28		(7.11)		(7.30)		6.35

Less distributions to shareholders:

Net investment income	—		—		(0.15)		(0.07)		—		—		—

Net realized gains	—		(2.72)		(0.15)		—		(1.93)		(4.21)		(3.59)

Total distributions to shareholders	—		(2.72)		(0.30)		(0.07)		(1.93)		(4.21)		(3.59)

Proceeds from regulatory settlements	—		0.00	(e)	—		0.00	(e)	0.00	(e)	—		—

Net asset value, end of period	$33.15		$33.22		$37.54		$29.17		$23.96		$33.00		$44.51

Total return	(0.21%)		(3.85	%)(f)	29.76%		22.02%		(21.31%)		(17.58%)		15.74%

Ratios to average net assets(g)

Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.06	%(h)	2.07	%(h)	2.00	%(i)	2.02	%(i)	2.13	%(i)	2.01	%(i)	2.04	%(i)

Net expenses after fees waived or expenses reimbursed (including interest expense)(j)	2.06	%(h)(k)	2.07	%(h)(k)	2.00	%(i)(k)	2.02	%(i)(k)	2.13	%(i)(k)	2.01	%(i)(k)	2.04	%(i)(k)

Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.06	%(h)	2.07	%(h)	2.00%		2.02%		2.13%		2.01%		2.04%

Net expenses after fees waived or expenses reimbursed (excluding interest expense)(j)	2.06	%(h)(k)	2.07	%(h)(k)	2.00	%(k)	2.02	%(k)	2.13	%(k)	2.01	%(k)	2.04	%(k)

Net investment loss	(0.50	%)(h)(k)	(0.37	%)(h)(k)	(0.38	%)(k)	(0.33	%)(k)	(0.02	%)(k)	(0.47	%)(k)	(0.55	%)(k)

Supplemental data

Net assets, end of period (in thousands)	$7,402		$10,427		$17,908		$22,775		$28,977		$50,784		$97,425

Portfolio turnover	20%		23%		31%		30%		50%		40%		39%

Notes to Financial Highlights

(a)	For the period from July 1, 2011 to April 30, 2012. During the period, the Fund’s fiscal year end was changed from June 30 to April 30.

(b)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(c)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.05 per share.

(d)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(e)	Rounds to less than $0.01.

(f)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(g)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(h)	Annualized.

(i)	Includes interest expense which rounds to less than 0.01%.

(j)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(k)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	19

Columbia Small Cap Value Fund I

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended		Year Ended June 30,
Class C	(Unaudited)		April 30, 2012(a)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$35.33		$39.73		$30.87		$25.35		$34.76		$46.65		$43.60

Income from investment operations:

Net investment loss	(0.08)		(0.10)		(0.14)		(0.10)		(0.00	)(b)(c)	(0.22)		(0.23	)(d)

Net realized and unrealized gain (loss)	0.00	(b)(e)	(1.58)		9.30		5.69		(7.48)		(7.46)		6.87

Total from investment operations	(0.08)		(1.68)		9.16		5.59		(7.48)		(7.68)		6.64

Less distributions to shareholders:

Net investment income	—		—		(0.15)		(0.07)		—		—		—

Net realized gains	—		(2.72)		(0.15)		—		(1.93)		(4.21)		(3.59)

Total distributions to shareholders	—		(2.72)		(0.30)		(0.07)		(1.93)		(4.21)		(3.59)

Proceeds from regulatory settlements	—		0.00	(b)	—		0.00	(b)	0.00	(b)	—		—

Net asset value, end of period	$35.25		$35.33		$39.73		$30.87		$25.35		$34.76		$46.65

Total return	(0.23%)		(3.84	%)(f)	29.71%		22.04%		(21.30%)		(17.59%)		15.74%

Ratios to average net assets(g)

Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.06	%(h)	2.06	%(h)	2.00	%(i)	2.02	%(i)	2.13	%(i)	2.01	%(i)	2.04	%(i)

Net expenses after fees waived or expenses reimbursed (including interest expense)(j)	2.06	%(h)(k)	2.06	%(h)(k)	2.00	%(i)(k)	2.02	%(i)(k)	2.13	%(i)(k)	2.01	%(i)(k)	2.04	%(i)(k)

Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.06	%(h)	2.06	%(h)	2.00%		2.02%		2.13%		2.01%		2.04%

Net expenses after fees waived or expenses reimbursed (excluding interest expense)(j)	2.06	%(h)(k)	2.06	%(h)(k)	2.00	%(k)	2.02	%(k)	2.13	%(k)	2.01	%(k)	2.04	%(k)

Net investment loss	(0.48	%)(h)(k)	(0.34	%)(h)(k)	(0.38	%)(k)	(0.33	%)(k)	(0.01	%)(k)	(0.47	%)(k)	(0.51	%)(k)

Supplemental data

Net assets, end of period (in thousands)	$36,092		$42,092		$52,248		$49,888		$44,377		$61,053		$87,642

Portfolio turnover	20%		23%		31%		30%		50%		40%		39%

Notes to Financial Highlights

(a)	For the period from July 1, 2011 to April 30, 2012. During the period, the Fund’s fiscal year end was changed from June 30 to April 30.

(b)	Rounds to less than $0.01.

(c)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(d)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.05 per share.

(e)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(f)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(g)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(h)	Annualized.

(i)	Includes interest expense which rounds to less than 0.01%.

(j)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(k)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2012

Columbia Small Cap Value Fund I

Financial Highlights (continued)

Class I	Six Months Ended October 31, 2012 (Unaudited)		Year Ended April 30, 2012(a)		Year Ended June 30, 2011(b)
Per share data
Net asset value, beginning of period	$43.93		$48.60		$40.40

Income from investment operations:

Net investment income	0.16		0.31		0.30

Net realized and unrealized gain (loss)	0.00	(c)(d)	(1.90)		8.66

Total from investment operations	0.16		(1.59)		8.96

Less distributions to shareholders:

Net investment income	—		(0.37)		(0.61)

Net realized gains	—		(2.72)		(0.15)

Total distributions to shareholders	—		(3.09)		(0.76)

Proceeds from regulatory settlements	—		0.01		—

Net asset value, end of period	$44.09		$43.93		$48.60

Total return	0.36%		(2.85	%)(e)	22.29%

Ratios to average net assets(f)

Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.86	%(g)	0.86	%(g)	0.83	%(g)(h)

Net expenses after fees waived or expenses reimbursed (including interest expense)(i)	0.86	%(g)	0.86	%(g)	0.83	%(g)(h)(j)

Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.86	%(g)	0.86	%(g)	0.83	%(g)

Net expenses after fees waived or expenses reimbursed (excluding interest expense)(i)	0.86	%(g)	0.86	%(g)	0.83	%(g)(j)

Net investment income	0.73	%(g)	0.85	%(g)	0.84	%(g)(j)

Supplemental data

Net assets, end of period (in thousands)	$54,005		$54,312		$75,716

Portfolio turnover	20%		23%		31%

Notes to Financial Highlights

(a)	For the period from July 1, 2011 to April 30, 2012. During the period, the Fund’s fiscal year end was changed from June 30 to April 30.

(b)	For the period from September 27, 2010 (commencement of operations) to June 30, 2011.

(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)	Rounds to less than $0.01.

(e)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(f)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(g)	Annualized.

(h)	Includes interest expense which rounds to less than 0.01%.

(i)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(j)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	21

Columbia Small Cap Value Fund I

Financial Highlights (continued)

Class R	Six Months Ended October 31, 2012 (Unaudited)		Year Ended April 30, 2012(a)		Year Ended June 30, 2011(b)
Per share data
Net asset value, beginning of period	$41.70		$46.23		$38.43

Income from investment operations:

Net investment income	0.01		0.12		0.09

Net realized and unrealized gain (loss)	0.00	(c)(d)	(1.86)		8.22

Total from investment operations	0.01		(1.74)		8.31

Less distributions to shareholders:

Net investment income	—		(0.08)		(0.36)

Net realized gains	—		(2.72)		(0.15)

Total distributions to shareholders	—		(2.80)		(0.51)

Proceeds from regulatory settlements	—		0.01		—

Net asset value, end of period	$41.71		$41.70		$46.23

Total return	0.02%		(3.37	%)(e)	21.68%

Ratios to average net assets(f)

Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.57	%(g)	1.53	%(g)	1.50	%(g)(h)

Net expenses after fees waived or expenses reimbursed (including interest expense)(i)	1.57	%(g)(j)	1.53	%(g)(j)	1.50	%(g)(h)(j)

Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.57	%(g)	1.53	%(g)	1.50	%(g)

Net expenses after fees waived or expenses reimbursed (excluding interest expense)(i)	1.57	%(g)(j)	1.53	%(g)(j)	1.50	%(g)(j)

Net investment income	0.03	%(g)(j)	0.34	%(g)(j)	0.27	%(g)(j)

Supplemental data

Net assets, end of period (in thousands)	$1,875		$1,869		$21

Portfolio turnover	20%		23%		31%

Notes to Financial Highlights

(a)	For the period from July 1, 2011 to April 30, 2012. During the period, the Fund’s fiscal year end was changed from June 30 to April 30.

(b)	For the period from September 27, 2010 (commencement of operations) to June 30, 2011.

(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)	Rounds to less than $0.01.

(e)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(f)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(g)	Annualized.

(h)	Includes interest expense which rounds to less than 0.01%.

(i)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(j)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2012

Columbia Small Cap Value Fund I

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended		Year Ended June 30,
Class Y	(Unaudited)		April 30, 2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$43.93		$48.60		$37.63		$31.68

Income from investment operations

Net investment income	0.16		0.31		0.37		0.31

Net realized and unrealized gain (loss)	0.01	(c)	(1.90)		11.36		5.88

Total from investment operations	0.17		(1.59)		11.73		6.19

Less distributions to shareholders:

Net investment income	—		(0.37)		(0.61)		(0.24)

Net realized gains	—		(2.72)		(0.15)		—

Total distributions to shareholders	—		(3.09)		(0.76)		(0.24)

Proceeds from regulatory settlements	—		0.01		—		0.00	(d)

Net asset value, end of period	$44.10		$43.93		$48.60		$37.63

Total return	0.39%		(2.86	%)(e)	31.27%		19.57%

Ratios to average net assets(f)

Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.87	%(g)	0.86	%(g)	0.81	%(h)	0.85	%(g)(h)

Net expenses after fees waived or expenses reimbursed (including interest expense)(i)	0.87	%(g)	0.86	%(g)	0.81	%(h)(j)	0.85	%(g)(h)(j)

Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.87	%(g)	0.86	%(g)	0.81%		0.85	%(g)

Net expenses after fees waived or expenses reimbursed (excluding interest expense)(i)	0.87	%(g)	0.86	%(g)	0.81	%(j)	0.85	%(g)(j)

Net investment income	0.74	%(g)	0.85	%(g)	0.82	%(j)	0.85	%(g)(j)

Supplemental data

Net assets, end of period (in thousands)	$1,060		$1,056		$1,323		$1,111

Portfolio turnover	20%		23%		31%		30%

Notes to Financial Highlights

(a)	For the period from July 1, 2011 to April 30, 2012. During the period, the Fund’s fiscal year end was changed from June 30 to April 30.

(b)	For the period from July 15, 2009 (commencement of operations) to June 30, 2010.

(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)	Rounds to less than $0.01.

(e)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(f)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(g)	Annualized.

(h)	Includes interest expense which rounds to less than 0.01%.

(i)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(j)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	23

Columbia Small Cap Value Fund I

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended		Year Ended June 30,
Class Z	(Unaudited)		April 30, 2012(a)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$43.89		$48.53		$37.60		$30.68		$41.22		$54.23		$49.79

Income from investment operations:

Net investment income	0.11		0.24		0.28		0.26		0.32	(b)	0.30		0.26	(c)

Net realized and unrealized gain (loss)	0.01	(d)	(1.89)		11.34		6.88		(8.87)		(8.84)		7.90

Total from investment operations	0.12		(1.65)		11.62		7.14		(8.55)		(8.54)		8.16

Less distributions to shareholders:

Net investment income	—		(0.28)		(0.54)		(0.22)		(0.06)		(0.26)		(0.13)

Net realized gains	—		(2.72)		(0.15)		—		(1.93)		(4.21)		(3.59)

Total distributions to shareholders	—		(3.00)		(0.69)		(0.22)		(1.99)		(4.47)		(3.72)

Proceeds from regulatory settlements	—		0.01		—		0.00	(e)	0.00	(e)	—		—

Net asset value, end of period	$44.01		$43.89		$48.53		$37.60		$30.68		$41.22		$54.23

Total return	0.27%		(3.00	%)(f)	31.00%		23.28%		(20.53%)		(16.74%)		16.91%

Ratios to average net assets(g)

Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.07	%(h)	1.06	%(h)	1.00	%(i)	1.02	%(i)	1.13	%(i)	1.01	%(i)	1.04	%(i)

Net expenses after fees waived or expenses reimbursed (including interest expense)(j)	1.07	%(h)(k)	1.06	%(h)(k)	1.00	%(i)(k)	1.02	%(i)(k)	1.13	%(i)(k)	1.01	%(i)(k)	1.04	%(i)(k)

Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.07	%(h)	1.06	%(h)	1.00%		1.02%		1.13%		1.01%		1.04%

Net expenses after fees waived or expenses reimbursed (excluding interest expense)(j)	1.07	%(h)(k)	1.06	%(h)(k)	1.00	%(k)	1.02	%(k)	1.13	%(k)	1.01	%(k)	1.04	%(k)

Net investment income	0.53	%(h)(k)	0.67	%(h)(k)	0.62	%(k)	0.69	%(k)	1.00	%(k)	0.55	%(k)	0.51	%(k)

Supplemental data

Net assets, end of period (in thousands)	$915,695		$1,051,352		$1,109,078		$774,590		$364,071		$235,632		$177,158

Portfolio turnover	20%		23%		31%		30%		50%		40%		39%

Notes to Financial Highlights

(a)	For the period from July 1, 2011 to April 30, 2012. During the period, the Fund’s fiscal year end was changed from June 30 to April 30.

(b)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(c)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.05 per share.

(d)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(e)	Rounds to less than $0.01.

(f)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(g)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(h)	Annualized.

(i)	Includes interest expense which rounds to less than 0.01%.

(j)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(k)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2012

Columbia Small Cap Value Fund I

Notes to Financial Statements

October 31, 2012 (Unaudited)

Note 1. Organization

Columbia Small Cap Value Fund I (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class Y and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class Y shares are not subject to sales charges and are only available to certain categories of investors which are subject to minimum initial investment requirements.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Semiannual Report 2012	25

Columbia Small Cap Value Fund I

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund’s management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily

26	Semiannual Report 2012

Columbia Small Cap Value Fund I

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.79% to 0.70% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended October 31, 2012 was 0.74% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended October 31, 2012 was 0.07% of the Fund’s average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust’s

Semiannual Report 2012	27

Columbia Small Cap Value Fund I

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees.

For the six months ended October 31, 2012, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class R	0.20
Class Y	0.00	*
Class Z	0.20

*	Rounds to less than 0.01%.

Effective November 1, 2012, Class Y shares will not pay transfer agent fees for at least twelve months.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2012, these minimum account balance fees reduced total expenses by $8,240.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class B, Class C and Class R shares, respectively.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $16,734 for Class A, $2,906 for Class B and $897 for Class C shares for the six months ended October 31, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through October 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund’s

28	Semiannual Report 2012

Columbia Small Cap Value Fund I

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.37%
Class B	2.12
Class C	2.12
Class I	0.97
Class R	1.62
Class Y	1.12
Class Z	1.12

Under the agreement, the following fees and expenses, are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Effective November 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses in the same manner as above, through August 31, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund’s custodian, will not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.40%
Class B	2.15
Class C	2.15
Class I	0.99
Class R	1.65
Class Y	0.99
Class Z	1.15

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2012, the cost of investments for federal income tax purposes was approximately $1,649,911,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$293,874,000
Unrealized depreciation	(76,172,000)
Net unrealized appreciation	$217,702,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $320,241,670 and $508,268,845, respectively, for the six months ended October 31, 2012.

Note 6. Regulatory Settlements

During the period ended April 30, 2012, the Fund received $253,732 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund’s portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The payments have been included in “Proceeds from regulatory settlements” in the Statement of Changes in Net Assets.

Note 7. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments

Semiannual Report 2012	29

Columbia Small Cap Value Fund I

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended October 31, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At October 31, 2012, securities valued at $318,585,989 were on loan, secured by cash collateral of $324,645,807 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

In October 2012, the Board voted to cease securities lending by or on December 31, 2012.

Note 8. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At October 31, 2012, two unaffiliated shareholder accounts owned an aggregate of 27.9% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts.

Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended October 31, 2012.

Note 11. Fund Merger

At the close of business on June 3, 2011, Columbia Small Cap Value Fund I acquired the assets and assumed the identified liabilities of RiverSource Disciplined Small Cap Value Fund. The reorganization was completed after shareholders approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of Columbia Small Cap Value Fund I immediately before the acquisition were $1,873,264,948 and the combined net assets immediately after the acquisition were $1,915,994,081.

The merger was accomplished by a tax-free exchange of 4,604,408 shares of RiverSource Disciplined Small Cap Value Fund valued at $42,729,133 (including $4,256,611 of unrealized appreciation).

In exchange for RiverSource Disciplined Small Cap Value Fund shares, Columbia Small Cap Value Fund I issued the following number of shares:

Shares
Class A	84,483
Class B	3,912
Class C	3,642
Class I	817,679
Class R	94

30	Semiannual Report 2012

Columbia Small Cap Value Fund I

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

For financial reporting purposes, net assets received and shares issued by Columbia Small Cap Value Fund I were recorded at fair value; however, RiverSource Disciplined Small Cap Value Fund’s cost of investments was carried forward.

The financial statements reflect the operations of Columbia Small Cap Value Fund I for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of RiverSource Disciplined Small Cap Value Fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on July 1, 2010 Columbia Small Cap Value Fund I’s pro-forma net investment income, net gain on investments, net change in unrealized appreciation (depreciation) and net increase in net assets from operations for the year ended June 30, 2011 would have been approximately $7.9 million, $142.1 million, $310.9 million and $460.9 million, respectively.

Note 12. Significant Risks

Financial Services Sector Risk

The Fund’s portfolio managers may invest significantly in issuers operating in the financial services sector. The Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated industries.

Note 13. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 14. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of

$10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012	31

Columbia Small Cap Value Fund I

Board Consideration and Approval of Advisory Agreement

On June 6, 2012, the Board of Trustees (the “Board”) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”) unanimously approved the continuation of the Investment Management Services Agreement (the “Advisory Agreement”) with Columbia Management Investment Advisers, LLC (the “Investment Manager”) with respect to Columbia Small Cap Value Fund I (the “Fund”), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the “Committee”) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board requested and evaluated materials from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at the Committee meeting held on June 5, 2012 and at the Board meeting held on June 6, 2012. In addition, the Board considers matters bearing on the Advisory Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees’ independent legal counsel, who advised on the legal standard for consideration by the Board and otherwise assisted the Board in its deliberations. On June 5, 2012, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On June 6, 2012, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•

Information on the investment performance of the Fund relative to the performance of the Fund’s benchmarks and the performance of a group of comparable mutual funds, as determined by an independent third-party data provider;

•

Information on the Fund’s advisory fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by an independent third-party data provider;

•

The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by an independent third-party data provider);

•	The terms and conditions of the Advisory Agreement, including that the advisory fee rates payable by the Fund would not change;

•

The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement, noting in the case of the Transfer and Dividend Disbursing Agent Agreement certain proposed changes to the fee rates payable thereunder;

•	Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•	Information regarding the management fees and investment performance of any comparable portfolios of other clients of the Investment Manager, including institutional separate accounts; and

•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services to be Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and

32	Semiannual Report 2012

Columbia Small Cap Value Fund I

Board Consideration and Approval of Advisory Agreement (continued)

administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, the quality of the Investment Manager’s investment research capabilities and trade execution services, and the other resources that the Investment Manager devotes to the Fund. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager’s ability to provide administrative services to the Fund pursuant to a separate administrative services agreement, including the Investment Manager’s ability to coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement supported the continuation of such agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of an independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. In the case of each Fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund’s Advisory Agreement. Those factors varied from fund to fund, but included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2011, the Fund’s performance was in the sixty-ninth, eighty-forth and forty-fifth percentiles (where the best performance would be in the first percentile) of its category selected by an independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees to be charged to the Fund under the Advisory Agreement as well as the total expenses to be incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund’s advisory fee and its expected total expense ratio as a percentage of average daily net assets. The Committee and the Board noted that the Fund’s actual management fee and total net expense ratio are ranked in the fourth and second quintiles, respectively, against the Fund’s expense universe as determined by an independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

Semiannual Report 2012	33

Columbia Small Cap Value Fund I

Board Consideration and Approval of Advisory Agreement (continued)

The Committee and the Board also considered the fact that the advisory fee rates payable by the Fund to the Investment Manager under the Advisory Agreement were the same as those currently paid by the Fund to the Investment Manager.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund’s advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services to be Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to any institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the fund, the expense ratio of the fund, and the implementation of expense limitations with respect to the fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these issues, the Committee and the Board also considered the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager’s affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the

34	Semiannual Report 2012

Columbia Small Cap Value Fund I

Board Consideration and Approval of Advisory Agreement (continued)

Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to allocating portfolio brokerage for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that would be in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. No single item was identified as paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

Semiannual Report 2012	35

Columbia Small Cap Value Fund I

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36	Semiannual Report 2012

Columbia Small Cap Value Fund I

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012	37

Columbia Small Cap Value Fund I

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1365 D (12/12)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	December 21, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	December 21, 2012